Registration No. 333-69160

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                        POST-EFFECTIVE AMENDMENT NO. 4 TO




                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus, Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):



[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X ]   on November 22, 2002 pursuant to paragraph (b) of Rule 485
[  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]   on (date) pursuant to paragraph (a)(1) of Rule 485



If appropriate check the following box:

[  ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Multiple Payment Variable Life Insurance Policies



Approximate date of proposed offering: Continuously on and after November 22,
2002



[  ]   Check box if it is proposed that this filing will become effective on
       (date) at (time) pursuant to Rule 487.

================================================================================



                                                 CROSS REFERENCE TO ITEMS REQUIRED
                                                           BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

  1....................................................................Nationwide Life Insurance Company
                                                                       The Variable Account
  2....................................................................Nationwide Life Insurance Company
  3....................................................................Custodian of Assets
  4....................................................................Distribution of the Policies
  5....................................................................The Variable Account
  6....................................................................Not Applicable
  7....................................................................Not Applicable
  8....................................................................Not Applicable
  9....................................................................Legal Proceedings
10.....................................................................Information About the Policies; How the Cash Value Varies;
                                                                       Right to Exchange for a Fixed Benefit Policy; Reinstatement;
                                                                       Other Policy Provisions
11                                                                     Investments of the Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement
14.....................................................................Underwriting and Issuance - Premium Payments, Minimum
                                                                       Requirements for Issuance of a Policy
15                                                                     Investments of the Variable Account; Premium Payments
16                                                                     Underwriting and Issuance - Allocation of Cash Value
17.....................................................................Surrendering the Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life Insurance Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life Insurance Company
28.....................................................................Company Management
29.....................................................................Company Management
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable




N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
38.....................................................................Distribution of the Policies
39.....................................................................Distribution of the Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of the Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How the Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How the Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of the Policies;
                                                                       Information About the Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of the Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                      SUPPLEMENT DATED NOVEMBER 22, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                            FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.


For policies issued on or after November 22, 2002, the following rider is added to the "Are there riders available to be added to the policy?" subsection of the "More Information About This Policy " section of the prospectus:

o    Adjusted Sales Load Rider

TABLE OF CONTENTS



o    What should I know about this and other variable life insurance products before purchasing a variable life insurance policy?
o    How can I obtain additional information about Nationwide and this variable life insurance policy?

GLOSSARY OF SPECIAL TERMS..........................................................................................................3

POLICY EXPENSES....................................................................................................................4
o    How much does this variable life insurance policy cost?

INVESTMENT OPTIONS.................................................................................................................6
o    What underlying mutual funds are available in this variable life insurance policy and how much does each fund cost, after expense reimbursement?
o    What are the underlying mutual fund expenses before expense reimbursement?
o    Are there any other investment options available to me?

MORE INFORMATION ABOUT THIS POLICY ................................................................................................9
o Are there riders available to be added to the policy?
o    Ok. Now that I know a little more about where I can invest my money, describe this policy in detail.
o    Are there any criteria for purchasing this policy?
o    What is the minimum amount of premium you will accept?
o    Tell me more about the charges I must pay in order to make sure a death benefit is paid if the insured dies.

RIGHT TO CANCEL...................................................................................................................11
o    What if I decide I don't want this policy after I purchase it?

ALLOCATION OF PREMIUM PAYMENTS....................................................................................................11
o    I've decided I want to purchase this policy. What happens after I send in my initial premium payment?
o    When will my premium payments be allocated to my requested sub-account options?

VALUING ACCOUNT VALUES............................................................................................................12
o    Once my premium payments can be applied to my policy, how much can my premium purchase?

TRANSFERRING ALLOCATIONS..........................................................................................................13
o    May I make transfers between investment options?
o    How do I make transfers?

CASH VALUE AND SURRENDERS.........................................................................................................14
o    Does my policy have any value besides death benefit value?
o    What if I want to take a partial or total surrender? What happens next?
o    Will partial surrenders have any effect on my policy's cash value?
o    Will I have to pay taxes on any amounts surrendered?

POLICY LOANS......................................................................................................................18
o    May I take a loan against my policy?
o    Will my loan have any effect on investment performance?
o    What about interest?
o    Will a loan have any effect on my death benefit amount or cash value amount?
o    When and how do I make loan repayments?

DEATH BENEFIT.....................................................................................................................19
o    Do I have a choice of death benefit options?
o    May I change the specified amount after my policy is issued?
o    May I change my death benefit option after my policy is issued?
o    What happens once the insured dies?

o    How is the death benefit distributed?
o    Earlier you mentioned a maturity date. What is the maturity date?
o    What if I don't want to get paid the policy's cash value on the maturity date? May I extend the maturity date?

ASSIGNMENT........................................................................................................................23
o    May I assign my policy?

POLICY LAPSE AND REINSTATEMENT....................................................................................................23
o    Can my policy lapse and what happens if it does?

PERIODIC INFORMATION..............................................................................................................24
o    Will I receive periodic information from you about my policy?

POLICY OWNER AND BENEFICIARY......................................................................................................24
o    Tell me more about my rights as policy owner as well as the rights of the beneficiary. Does the insured have any rights under the policy if I am not the insured?

TAX INFORMATION...................................................................................................................24
o    Tell me more about how my life insurance policy is taxed. What should I look out for?

MORE INFORMATION ABOUT NATIONWIDE.................................................................................................27
o    Tell me more about Nationwide and the variable account.

OTHER GENERAL INFORMATION.........................................................................................................28
o    Legal Considerations
o    State Regulation
o    Advertising
o    Legal Proceedings
o    Experts
o    Registration Statement
o    Who is the general distributor (principal underwriter) for this policy?
o    How are the policies sold (distributed)?

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS................................................................................34

APPENDIX B: PERFORMANCE SUMMARY INFORMATION.......................................................................................42


APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDERS, AND DEATH BENEFITS.....................................................47


                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                   Account-4


                The date of this prospectus is October 25, 2002.

--------------------------------------------------------------------------------

WHAT SHOULD I KNOW ABOUT THIS AND OTHER VARIABLE LIFE INSURANCE PRODUCTS BEFORE PURCHASING A VARIABLE LIFE INSURANCE POLICY?

Variable life insurance policies are complex products with unique benefits and advantages that may be particularly useful for certain individuals with life insurance and estate planning needs. There are, however, costs and charges associated with benefits that variable life insurance products provide - costs and charges that may not be present in term or universal life insurance policies, as well as other investment products such as mutual funds or annuities. With help from a financial consultant, you are encouraged to evaluate your particular needs - whether estate planning, investment or otherwise - in order to determine if a variable life insurance policy is the right financial instrument to meet your needs. This process will aid you in determining whether the purchase of the variable life insurance policy described in this prospectus is consistent with your goals, risk tolerance, time horizon, family situation, tax situation and other personal needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THIS VARIABLE LIFE INSURANCE POLICY BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if you terminate your policy during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.



PLEASE REMEMBER THAT THIS POLICY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

You assume certain risks when investing in the policies, including the risk of losing money.

We guarantee to keep your policy in force so long as minimum premium requirements have been met. We guarantee the death benefit for as long as your policy is in force. The cash surrender value is not guaranteed. Your policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- please refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HOW CAN I OBTAIN ADDITIONAL INFORMATION ABOUT NATIONWIDE AND THIS VARIABLE LIFE INSURANCE POLICY?

For general information or to obtain FREE copies of the:

o prospectus, annual report or semi-annual report for any underlying mutual fund; and
o    any required forms,

call:    1-800-547-7548
     TDD 1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     ONE NATIONWIDE PLAZA, RR1-04-D4
     COLUMBUS, OHIO 43215

Material incorporated by reference in this prospectus can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found on the worldwide web at:

                              WWW.BESTOFAMERICA.COM

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BENEFICIARY- The person to whom death benefit proceeds are paid.

CASH VALUE- The sum of the value of all variable account accumulation units attributable to your policy plus amounts credited to the fixed account and your policy loan account, if any.

FIXED ACCOUNT- An investment option, which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INSURED- The person whose life is covered by this policy.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company. "We", "our" and "us" refer to Nationwide.

NET AMOUNT AT RISK- The death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge (which consists of the administrative charge, per unit charge, and Mortality and Expense Risk fee).

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

POLICY OWNER- The policy owner has all rights under this policy. The policy owner is the person or entity whose name is on the application unless later changed. "You" or "your" refer to the policy owner.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit of your policy. Your specified amount is listed on your policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

POLICY EXPENSES

HOW MUCH DOES THIS VARIABLE LIFE INSURANCE POLICY COST?

There are certain charges associated with the policy, in addition to those charges assessed by the underlying mutual funds. Below is a summary of those charges. A detailed summary of the charges assessed to your individual policy can be found on the policy data page that is issued with your policy.

SOME CHARGES ARE TAKEN MONTHLY.  THOSE CHARGES ARE:

THE MORTALITY AND EXPENSE RISK CHARGE

The amount charged for mortality and expense risks depends on how long you have owned your policy.

o For policy years 1-15, a charge at an annualized rate of 0.80% of the policy's variable account assets are assessed on each monthly anniversary day.

o For policy years 16 and after, a charge at an annualized rate of 0.30% of the policy's variable account assets are assessed on each monthly anniversary day.

PER $1,000 OF SPECIFIED AMOUNT
CHARGE................................................maximum of $0.30 per
                                                      $1,000 of specified amount
(This charge is assessed monthly during the first two policy years only)

MONTHLY POLICY EXPENSE
CHARGE....................................................... a maximum of $7.50

COST OF INSURANCE CHARGE...........................varies based on insurability.

SOME CHARGES ARE TAKEN AS A RESULT OF AN ACTION TAKEN BY YOU. FOR INSTANCE, A SURRENDER CHARGE IS ASSESSED IF YOU SURRENDER A PART OR ALL OF YOUR POLICY PRIOR TO THE END OF THE SURRENDER PERIOD. THE CHARGES THAT FALL WITHIN THIS CATEGORY
ARE:

MAXIMUM SURRENDER
CHARGE..........................................22.50% multiplied by the lesser of (a) or (b),where:

(a)= the specified amount selected by the policy owner multiplied by the rate indicated on Chart 1 below, divided by 1,000; and

(b)= premiums paid by the policy owner during the first two policy years

 Plus (c) multiplied by (d) where:

(c)= the specified amount divided by 1,000; and

(d)= the administrative target component as illustrated by Chart 2 below; this factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.


CHART 1
--------- ------------- ---------------- ----------- -----------

  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   18        $5.21           $4.36         $6.91       $5.17
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   19         5.40           4.54           7.17        5.39
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   20         5.63           4.76           7.47        5.65
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   21         5.84           4.96           7.76        5.90
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   22         6.07           5.17           8.06        6.15
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   23         6.31           5.39           8.38        6.42
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   24         6.56           5.62           8.73        6.70
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   25         6.84           5.86           9.11        7.00
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   26         7.13           6.12           9.51        7.32
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   27         7.45           6.39           9.94        7.65
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   28         7.78           6.68          10.41        8.01
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------

  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------

   29        $8.14           $6.99         $10.90      $8.38

--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   30         8.56           7.34          11.46        8.81
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   31         8.96           7.68          12.03        9.22
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   32         9.39           8.04          12.62        9.66
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   33         9.85           8.42          13.26       10.12
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   34         0.34           8.82          13.93       10.61
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   35        10.85           9.24          14.65       11.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   36        11.39           9.69          15.41       11.67
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   37        11.97           10.16         16.21       12.24
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   38        12.58           10.66         17.06       12.85
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   39        13.23           11.18         17.96       13.48
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   40        13.95           11.77         18.94       14.17
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   41        14.67           12.35         19.95       14.86
--------- ------------- ---------------- ----------- -----------

--------- ------------- ---------------- ----------- -----------

  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------

   42        $15.44         $12.95         $21.00      $15.58

--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   43        16.26           13.60         22.12       16.34
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   44        17.12           14.27         23.30       17.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   45        18.04           14.99         24.55       17.96
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   46        19.02           15.74         25.86       18.83
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   47        20.06           16.55         27.26       19.75
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   48        21.16           17.39         28.74       20.72
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   49        22.34           18.29         30.31       21.75
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   50        23.64           19.29         32.02       22.87
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   51        24.98           20.30         33.79       24.02
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   52        26.41           21.38         35.67       25.23
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   53        27.93           22.52         37.66       26.50
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   54        29.56           23.73         39.76       27.85
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   55        31.29           25.02         41.99       29.27
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   56        33.14           26.40         44.34       30.79
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   57        35.11           27.87         46.83       32.40
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   58        37.22           29.44         49.48       34.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   59        39.49           31.14         52.30       35.98
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   60        42.01           33.07         55.42       38.09
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   61        44.61           35.05         58.63       40.26
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   62        47.40           37.18         62.04       42.59
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   63        50.38           39.47         65.65       45.08
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   64        53.58           41.92         69.47       47.74
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   65        56.99           44.55         73.51       50.56
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   66        60.65           47.37         77.78       53.58
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   67        64.57           50.41         82.30       56.81
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   68        68.78           53.71         87.12       60.31
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   69        73.33           57.30         92.26       64.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   70        78.52           61.49         98.10       68.57
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   71        83.82           65.79         103.99      73.14
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   72        89.50           70.49         110.27      78.11
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   73        95.58           75.59         116.89      83.47
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   74        102.05          81.11         123.85      89.23
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   75        108.92          87.06         131.11      95.38
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   76        116.22          93.48         138.65      101.95
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   77        123.91         100.35         146.41      108.92
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   78        132.14         107.81         154.56      116.44
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   79        141.00         115.96         163.19      124.59
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   80        150.61         124.91         172.42      133.51
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   81        160.93         134.65         182.18      143.16
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   82        172.06         145.31         192.54      153.68
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   83        183.91         156.85         203.37      165.03
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   84        196.41         169.27         214.56      177.14
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   85        209.46         182.58         226.02      189.97
--------- ------------- ---------------- ----------- -----------





CHART 2
--------------------------------- ------------------------------

           ISSUE AGE                  ADMINISTRATIVE TARGET
                                            COMPONENT
--------------------------------- ------------------------------
--------------------------------- ------------------------------
          0 through 35                        4.00
--------------------------------- ------------------------------
--------------------------------- ------------------------------
         36 through 55                        5.00
--------------------------------- ------------------------------
--------------------------------- ------------------------------
         56 through 85                        6.50
--------------------------------- ------------------------------




MAXIMUM PREMIUM LOAD...................................................................7.50% for policy years 1-15, currently 5.50%
                                                                                       (for policy years 16 and after, the maximum
                                                                                       premium load is guaranteed to never exceed
                                                                                       6.00%)

PARTIAL SURRENDER PROCESSING FEE (PER PARTIAL SURRENDER)...............................lesser of $25 or 2% of the amount surrendered



IF YOU DECIDE TO TAKE A LOAN, INTEREST IS APPLIED TO THE LOANED AMOUNT. THE AMOUNT OF INTEREST APPLIED IS GUARANTEED NEVER TO BE GREATER THAN THE PERCENTAGE SHOWN BELOW.



INTEREST ASSESSED ON LOANED AMOUNTS.............................................................................................4.5%



DETAILED DESCRIPTIONS OF EACH CHARGE SHOWN ABOVE CAN BE FOUND LATER IN THIS PROSPECTUS.


INVESTMENT OPTIONS

Not all investment options are available in all states.

WHAT UNDERLYING MUTUAL FUNDS ARE AVAILABLE IN THIS VARIABLE LIFE INSURANCE POLICY AND HOW MUCH DOES EACH FUND COST, AFTER EXPENSE REIMBURSEMENT?

The following underlying mutual funds are available under the policies:


                                               UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                  (as a percentage of underlying mutual fund net assets after expense reimbursements and waivers)

-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American          0.70%        0.00%        0.00%        0.70%
Century VP Income & Growth Fund: Class I

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American          1.26%        0.00%        0.00%        1.26%
Century VP International Fund: Class I

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American          1.00%        0.00%        0.00%        1.00%
Century VP Ultra Fund: Class I

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American          0.97%        0.00%        0.00%        0.97%
Century VP Value Fund: Class I

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index          0.35%        0.00%        0.25%        0.60%
Portfolio: Service Shares

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial    0.75%        0.03%        0.00%        0.78%
Shares
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares                 0.25%        0.01%        0.00%        0.26%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio:     0.75%        0.03%        0.00%        0.78%
Initial Shares
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II:   0.55%        0.15%        0.00%        0.70%
Primary Shares

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio:  Service Class*          0.48%        0.10%        0.10%        0.68%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio:  Service Class*                 0.58%        0.10%        0.10%        0.78%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio:  Service Class             0.58%        0.13%        0.10%        0.81%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio:  Service Class*               0.73%        0.20%        0.10%        1.03%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Contrafund(R)Portfolio:  Service Class*        0.58%        0.10%        0.10%        0.78%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service      0.58%        0.11%        0.10%        0.79%
Class*
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolios: Service Class    0.58%        0.26%        0.10%        0.94%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Comstock GVIT Value Fund: Class I                       0.79%        0.28%        0.00%        1.07%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I                0.50%        0.26%        0.00%        0.76%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Federated GVIT High Income Bond Fund: Class I           0.75%        0.28%        0.00%        1.03%

-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1         Total
                                                                 Fees       Expenses       Fees        Underlying
                                                                                                       Mutual Fund
                                                                                                        Expenses
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Emerging Markets Fund: Class I            1.15%        0.21%        0.00%        1.36%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Global Financial Services Fund: Class I   1.00%        0.26%        0.00%        1.26%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Global Health Sciences Fund: Class I      1.00%        0.32%        0.00%        1.32%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Global Technology and Communications      0.98%        0.26%        0.00%        1.24%
Fund: Class I

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Global Utilities Fund: Class I            0.80%        0.28%        0.00%        1.08%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Government Bond Fund: Class I             0.50%        0.25%        0.00%        0.75%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Growth Fund: Class I                      0.59%        0.25%        0.00%        0.84%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT International Growth Fund: Class I        1.00%        0.33%        0.00%        1.33%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Investor Destinations Conservative Fund   0.00%        0.36%        0.25%        0.61%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Investor Destinations Moderately          0.00%        0.36%        0.25%        0.61%
Conservative Fund

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Investor Destinations Moderate Fund       0.13%        0.20%        0.25%        0.58%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Investor Destinations Moderately          0.10%        0.26%        0.25%        0.61%
Aggressive Fund

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GVIT - Gartmore GVIT Investor Destinations Aggressive Fund     0.13%        0.23%        0.25%        0.61%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Money Market Fund: Class I                0.38%        0.25%        0.00%        0.63%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Nationwide Leaders Fund: Class I          0.84%        0.41%        0.00%        1.25%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Total Return Fund: Class I                0.59%        0.25%        0.00%        0.84%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class I         0.90%        0.22%        0.00%        1.12%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - Gartmore GVIT Worldwide Leaders Fund: Class I           0.99%        0.26%        0.00%        1.25%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - GVIT Small Cap Growth Fund: Class I                     1.10%        0.28%        0.00%        1.38%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - GVIT Small Cap Value Fund: Class I                      0.86%        0.22%        0.00%        1.08%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GVIT - GVIT Small Company Fund: Class I                        0.93%        0.26%        0.00%        1.19%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - J.P. Morgan GVIT Balanced Fund: Class I                 0.74%        0.27%        0.00%        1.01%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

GVIT - MAS GVIT Multi Sector Bond Fund: Class I                0.75%        0.27%        0.00%        1.02%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GVIT - Strong GVIT Mid Cap Growth Fund: Class I                0.90%        0.27%        0.00%        1.17%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation Portfolio:           0.65%        0.01%        0.25%        0.91%
Service Shares

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio:  Service     0.65%        0.05%        0.25%        0.95%
Shares

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:           0.65%        0.06%        0.25%        0.96%
Service Shares
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Guardian Portfolio                        0.85%        0.14%        0.00%        0.99%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio                  0.84%        0.07%        0.00%        0.91%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Partners Portfolio                        0.82%        0.05%        0.00%        0.87%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Aggressive    0.64%        0.04%        0.00%        0.68%
Growth Fund/VA: Initial Class

-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital       0.64%        0.04%        0.00%        0.68%
Appreciation Fund/VA: Initial Class

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global        0.64%        0.06%        0.00%        0.70%
Securities Fund/VA: Initial Class

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street   0.68%        0.05%        0.00%        0.73%
Growth & Income Fund/VA: Initial Class

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.                               0.75%        0.35%        0.00%        1.10%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Emerging Markets     0.80%        0.37%         0.00%       1.17%
Debt Portfolio

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Mid Cap Growth       0.41%        0.64%        0.00%        1.05%
Portfolio

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - U. S. Real Estate    0.75%        0.35%        0.00%        1.10%
Portfolio

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%        0.28%        0.00%        1.28%
Markets Fund

-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1         Total
                                                                 Fees       Expenses       Fees        Underlying
                                                                                                       Mutual Fund
                                                                                                        Expenses
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets         1.00%        0.15%         0.00%         1.15%
Fund

-------------------------------------------------------------------------------------------------------------------------

*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying mutual fund prospectus for details.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.


WHAT ARE THE UNDERLYING MUTUAL FUND EXPENSES BEFORE EXPENSE REIMBURSEMENT?

Some underlying mutual funds are subject to fee waivers, expense reimbursements and/or custodial credits. The following chart shows what the expenses would have been for such funds without fee waivers, expense reimbursements or custodial credits.


                                               UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                  (as a percentage of underlying mutual fund net assets before expense reimbursements and waivers)

------------------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Underlying
                                                                    Fees          Expenses        Fees        Mutual Fund
                                                                                                                Expenses
------------------------------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II:         0.60%          0.40%     0.25%              1.25%
Prime Shares

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%          0.43%        0.25%           0.81%

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%          0.42%        0.25%           0.80%
Conservative Fund

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%          0.26%        0.25%           0.64%
Aggressive Fund

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%          0.29%        0.25%           0.67%

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.                                     0.75%          0.65%        0.00%           1.40%

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          0.64%        0.00%           1.39%
Portfolio

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - U. S. Real Estate          0.80%          0.35%        0.00%           1.15%
Portfolio

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging              1.00%           0.30%        0.00%           1.30%
Markets Fund

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      1.00%           0.18%        0.00%           1.18%

------------------------------------------------------------------------------------------------------------------------------

No charge is assessed to you for income taxes incurred by us as a result of the operations of the sub-accounts. However, we reserve the right to assess a charge for income taxes against the sub-accounts of the variable account if income taxes are incurred.

YOU CAN FIND THE OBJECTIVES FOR EACH OF THE FUNDS LISTED ABOVE IN APPENDIX A. PLEASE TAKE A LOOK AT APPENDIX B IF YOU WOULD LIKE TO SEE THE MOST RECENT HISTORICAL PERFORMANCE FOR EACH OF THE FUNDS LISTED ABOVE.

ARE THERE ANY OTHER INVESTMENT OPTIONS AVAILABLE TO ME?

Yes. You may also invest in the fixed account option available in your policy. The fixed account is an investment option that is funded by assets of our general account. The general account contains all of our assets other than those in this and our other separate accounts. The general account is used to support our annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Premiums will be allocated to the fixed account as elected by you, subject to the limits disclosed in this prospectus.

The investment income earned by the fixed account will be allocated to the policies at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o Portfolio Rate - The rate credited on the fixed account net of policy loans. This rate is a weighted average of all investments in the fixed account made over time at different rates of return and is subject to change based on market conditions. The Dollar Cost Averaging Rate is the same as the Portfolio Rate.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. You will be notified of this rate in a letter issued with the quarterly statements when any of the money in your fixed account matures. At that time, you will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or you can move the money to any of the sub-accounts.

o Enhanced Dollar Cost Averaging Rate - From time to time, we may offer a more favorable rate for an initial premium into a new policy when used in conjunction with an enhanced dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to your policy on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any premium payment will be effective for not less than twelve months. We guarantee that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at our sole discretion. You assume the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

We guarantee that the fixed account value will not be less than the amount of the premium allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges. MORE INFORMATION ABOUT THIS POLICY

ARE THERE RIDERS AVAILABLE TO BE ADDED TO THE POLICY?

Yes, the riders you currently can add to the policy are:

o    Waiver of Monthly Deductions Rider
o    Waiver of Specified Premium Rider
o    Child Rider
o    Spouse Rider
o    Accidental Death Benefit Rider
o    Long Term Care Rider

NOT ALL RIDERS ARE AVAILABLE IN ALL STATES.

OK. NOW THAT I KNOW A LITTLE MORE ABOUT WHERE I CAN INVEST MY MONEY, DESCRIBE THIS POLICY IN DETAIL.

The policy described in this application meets the definition of "life insurance" as defined in Section 7702 of the Internal Revenue Code. We continually monitor this policy to make sure that it continues to meet the requirements of Section 7702.

If you purchase this policy, you will not be paid dividends from us. This policy is not a participating policy. It does not share in the profits or surplus earnings of Nationwide like traditional term or universal life insurance policies. In addition, any dividends paid by the underlying mutual funds will be automatically reinvested in that fund.

With variable life insurance policies, including the policy described in this prospectus, the cash value and the death benefit vary with the investment performance of the investment options you select, however, remember that the death benefit cannot fall below the amount you've specified, often called the "specified amount." The specified amount will be reflected on your policy data page.

In this policy, you request the amount of specified amount you feel you need upon the death of the named insured - such insured could be you or another named person. In return for our guarantee that a death benefit will be paid upon the death of the named insured while the policy is in force, you must deposit a minimum amount of premium, in addition to paying certain costs.

ARE THERE ANY CRITERIA FOR PURCHASING THIS POLICY?

Minimum requirements for policy issuance include:

o    the insured must be 85 or younger;
o we may require satisfactory evidence of insurability (including a medical exam); and
o    you must specify a death benefit amount of at least $100,000.


WHAT IS THE MINIMUM AMOUNT OF PREMIUM YOU WILL ACCEPT?

The minimum amount of premium you must pay depends on how much life insurance you specify, however, each premium payment must be at least $50. The initial premium is payable in full at our home office or to our authorized agent.

TELL ME MORE ABOUT THE CHARGES I MUST PAY IN ORDER TO MAKE SURE A DEATH BENEFIT IS PAID IF THE INSURED DIES.

In order to make sure the policy does not lapse, you will need to pay the following charges:

o    Cost of Insurance Charge
o    Mortality and Expense Risk Charge
o    Per $1,000 of Specified Amount Charge
o    Monthly Policy Expense Charge
o    Premium Load

Each of the charges shown above are discussed in further detail below.

COST OF INSURANCE CHARGE

We deduct a Cost of Insurance Charge from the cash value on a monthly basis. This charge is determined by multiplying the monthly cost of insurance rate by the net amount at risk (the death benefit minus the policy's cash value). This deduction is charged proportionately to the cash value in each sub-account and the fixed account, unless you elect otherwise.

If you elect to increase the specified amount (the amount used to calculate the death benefit), the net amount at risk will also increase. In order for us to support this increased risk, we will assess an additional Cost of Insurance Charge to the increase. The underwriting criteria, such as the insured's age and health, may be different at the time of the specified amount increase than at the time of application. Therefore, the monthly cost of insurance rate we use to calculate the Cost of Insurance Charge for the increase may be different than the rate we used to calculate the Cost of Insurance Charge for the initial specified amount.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

MORTALITY AND EXPENSE RISK CHARGE

We assume certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under this policy is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering this policy may be greater than expected. In addition, we assume risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

In exchange for assuming the risks described above, we deduct a Mortality and Expense Risk Charge from the variable account on a monthly basis. For each policy in years 1-15, this charge is equal to an annualized rate of 0.80% of the policy's variable account assets on each monthly anniversary day. For policy years 16 and after, this charge is equal to an annualized rate of 0.30% of the policy's variable account assets on each monthly anniversary day. Mortality and Expense Risk Charge deductions will be charged proportionally to the cash value in each sub-account in which you invest unless you tell us otherwise.

PER $1,000 OF SPECIFIED AMOUNT CHARGE

We deduct a charge from the cash value on a monthly basis for the first two policy years only. The amount of the charge varies with the age of the insured at the time of policy issuance in accordance with the following chart:

------------------ --------------- --------------- ---------------

    ISSUE AGE        CHARGE PER      ISSUE AGE       CHARGE PER
                     $1,000 OF                       $1,000 OF
                     SPECIFIED                       SPECIFIED
                       AMOUNT                          AMOUNT
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      0-19             $0.05             78            $0.26
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      20-29            $0.075            79            $0.24
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      30-39            $0.10             80            $0.23
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      40-49            $0.125            81            $0.21
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      50-59            $0.15             82            $0.20
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      60-69            $0.20             83            $0.19
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
      70-76            $0.30             84            $0.18
------------------ --------------- --------------- ---------------
------------------ --------------- --------------- ---------------
       77              $0.28             85            $0.16
------------------ --------------- --------------- ---------------

This charge is taken on each monthly anniversary day. This charge compensates us for sales expenses and expenses associated with underwriting, issuing and distributing the policy.

Sales expenses include actual expenses paid to the broker or agent who is servicing you.

Issue expenses include costs associated with the underwriting process.

MONTHLY POLICY EXPENSE CHARGE

We deduct a Policy Expense Charge from the cash value in the amount of $5.00 per month. This charge is guaranteed to never go above $7.50 per month. The Policy Expense Charge is taken proportionately against the sub-accounts of the variable account and the fixed account on each monthly contract anniversary day. The Monthly Policy Expense Charge compensates us for administrative expenses.

Administrative expenses include actual expenses related to the maintenance of the policies including account and record-keeping, and providing you with periodic reports.

Neither we nor Nationwide Investment Services Corporation (nor any of the affiliates of either) receive profits or other benefits not included in the charges described in this section.

MAXIMUM PREMIUM LOAD


We deduct a premium load from the cash value in the amount of 7.5% for policy years 1-15 and 5.5% for policy years 16 and after. The maximum premium load is assessed on premiums as we receive them and is guaranteed not to exceed 6.0% for policy years 16 and after. The premium load compensates us for tax expenses.


The premium load compensates Nationwide for tax expenses including state premium and other state and local taxes as well as federal taxes imposed under Section 848 of the Internal Revenue Code. This charge is not a sales charge. The amount charged may be more or less than the amount actually assessed by the state in which you live.

RIGHT TO CANCEL

WHAT IF I DECIDE I DON'T WANT THIS POLICY AFTER I PURCHASE IT?

You may cancel the policy by returning it by the latest of:
o        10 days after receiving the policy;
o        45 days after signing the application; or
o        10 days after we deliver a Notice of Right of Withdrawal.

If you decide to cancel, the policy can be mailed to the registered representative who sold it you or returned directly to us. The cancellation will be effective as of the date the request to cancel is postmarked, or if you return the policy and the request to cancel directly to us, the date we receive the returned policy and request to cancel.

Returned policies are deemed void from the beginning. We will refund the amount prescribed by the state in which the policy was issued within 7 days after we receive the policy. (For policies issued in New York, we will refund any premiums paid.) The refunded amount will reflect the policy's investment experience from the time of issuance to the time of termination, as well as the deduction of any policy charges, unless the state in which the policy was issued requires another amount to be refunded.

In addition you may, at any time during the first 24 months after your policy is issued, submit a written request to us for an irrevocable one-time election to transfer all sub-account cash value to the fixed account. This right of conversion is subject to state availability.

ALLOCATION OF PREMIUM PAYMENTS

I'VE DECIDED I WANT TO PURCHASE THIS POLICY. WHAT HAPPENS AFTER I SEND IN MY INITIAL PREMIUM PAYMENT?

Initial premiums allocated to a sub-account on the application are allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period in which you may cancel the policy, unless your state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the GVIT Gartmore GVIT Money Market Fund: Class I or the fixed account based on your election. If you make no election, premiums are allocated to the GVIT Gartmore GVIT Money Market Fund: Class I.) At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds you specified at net asset value for the respective sub-account(s).

Upon payment of the initial premium, temporary insurance may be provided. Issuance of continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

o we may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk; and

o premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

Additional premium payments or other changes to the policy may jeopardize the policy remaining within the definition of "life insurance" as defined by the Internal Revenue Code. We will monitor premiums paid and other policy transactions and will notify you when we believe your policy may be in jeopardy of violating the life insurance guidelines.

We will send scheduled premium payment reminder notices to you according to the premium mode shown on your policy data page.

We allocate premium payments to the sub-accounts and/or the fixed account, as you instruct. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving us written notice.

You may change the allocation of premiums or may transfer cash value from one sub-account to another. Cash value transferred to the variable account from the fixed account, or between sub-accounts, will receive the accumulation unit value next determined after the transfer request is received. Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary.

WHEN WILL MY PREMIUM PAYMENTS BE ALLOCATED TO MY REQUESTED SUB-ACCOUNT OPTIONS?

Premium payments received by us in good order will be applied to the sub-accounts and/or fixed account within 2 business days of receipt. Premiums will not be used to purchase accumulation units when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence
                                            Day
o        Martin Luther King, Jr.   o        Labor Day
         Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Memorial Day

We will not use premiums to purchase accumulation units if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If we are closed on days when the New York Stock Exchange is open, your cash value may be affected since you would not have access to your account.

VALUING ACCOUNT VALUES

ONCE MY PREMIUM PAYMENTS CAN BE APPLIED TO MY POLICY, HOW MUCH CAN MY PREMIUM PURCHASE?

The number of "units" your premium can purchase is determined primarily by policy charges and the net asset value of the underlying mutual funds as of the date your premium is allocated to those funds.

How we determine your Variable Account Value - Valuing an Accumulation Unit

Premium payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

We use the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including underlying charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b) where:

a)     is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

We currently do not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to us or the variable account. We do, however, reserve the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income or other items become taxable to us. Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction of variable account charges.

Determining Fixed Account Value

We determine the value of the fixed account by:

1)   adding all amounts allocated to the fixed account; minus

2) amounts previously withdrawn or transferred from the fixed account to the sub-accounts; plus

3)   any interest earned on the amounts allocated; minus

4)   charges deducted in accordance with the policy.

TRANSFERRING ALLOCATIONS

MAY I MAKE TRANSFERS BETWEEN INVESTMENT OPTIONS?

Yes. You may make transfers among investment options after your policy is issued provided you meet the criteria listed below.

Transfers from the Fixed Account to the Sub-Accounts

Fixed account allocations may be transferred to the sub-accounts only upon reaching the end of an interest rate guaranteed period. Normally, we will permit 100% of fixed account allocations to be transferred to the variable account. However, we may under certain economic conditions and at our discretion, limit the maximum transferable amount. In addition, we reserve the right to restrict transfers between the fixed account and the sub-accounts to one per policy year. Under no circumstances will the maximum transferable amount be less than 20% of the portion of cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Those of you who have entered into dollar cost averaging agreements with us may transfer under the terms of that agreement.

Transfers of the fixed account allocations must be made within 30 days after reaching the end of an interest rate guarantee period.

Transfers to the Fixed Account

Transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the fixed account to 25% of the portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period. In addition, we reserve the right to refuse a transfer to the fixed account if the fixed account value before the transfer is greater than or equal to 30% of your policy's cash value.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 30 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the sub-accounts. We will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.

For new premium payments allocated to the fixed account, or transfers to the fixed account from the sub-accounts, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because a guaranteed term ends on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Dollar Cost Averaging Program

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. This program is not available in the State of New York. We do not guarantee that this program will result in profit or protect you from loss.


If you elect this option, you must direct us via the instructions below to automatically transfer amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio: Service Class, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, and the GVIT Gartmore GVIT Money Market Fund: Class I to any other specified sub-account(s).


Transfers will occur monthly or on another frequency if permitted by us. We will process transfers until either the value in the originating investment option is exhausted, or you instruct us in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

No charge is assessed for using a Dollar Cost Averaging program. We reserve the right to stop establishing new Dollar Cost Averaging programs at any time.

Enhanced Dollar Cost Averaging Program

We may from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow you to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. We will process transfers until either amounts in the enhanced rate fixed account are exhausted or you instruct us in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, we will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund Class I. We are required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

HOW DO I MAKE TRANSFERS?

We will accept transfer requests in writing, over the telephone or via the internet. See the following table for specific contact information.


------------------------ -----------------------------------------
Form of Request          Contact Information
------------------------ -----------------------------------------
------------------------ -----------------------------------------
Written request          Nationwide Life Insurance Company
                         One Nationwide Plaza, RR1-04-D4
                         Columbus, OH 43215
------------------------ -----------------------------------------
------------------------ -----------------------------------------
Telephone request        1-800-547-7548
                         TDD 1-800-238-3035
------------------------ -----------------------------------------
------------------------ -----------------------------------------
Internet request         www.bestofamerica.com
------------------------ -----------------------------------------


Transfer requests may be submitted at any time. Requests received by us after the close of business of a valuation period will be processed the next valuation period.

We will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions we reasonably determine to be genuine. We may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to you.

Market-Timing Firms

We reserve the right to refuse or limit transfer requests (or take any other action deemed necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If we determine that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, we reserve the right to take action to protect investors, including exercising our right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If we exercise this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action we take pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

CASH VALUE AND SURRENDERS

DOES MY POLICY HAVE ANY VALUE BESIDES DEATH BENEFIT VALUE?

Yes. Your policy has cash value if you have paid all the required premiums to keep the policy in force. Assuming your policy is not in a grace period, you may take partial surrenders of the cash value, total surrenders or take a policy loan.

Cash Value

Cash value is the sum of the value of all variable account accumulation units attributable to your policy plus amounts credited to the fixed account and your policy loan account, if any. We will determine the value of the assets in your variable account at the end of each valuation period. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by us. In the event part or all of the cash value is surrendered, we will deduct an appropriate number of accumulation units from the variable account sub-accounts in the same proportion that your interest in the variable account sub-accounts are allocated, unless otherwise directed by you. Deductions will be taken from the fixed account only to the extent that there are insufficient assets in the sub-accounts.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which we periodically declare. The annual effective rate will never be less than 3%. Upon request, we will inform you of the applicable rates for each account.

On any date during the policy year, the cash value equals:

1)   the cash value on the preceding valuation date; plus
2)   any new premium applied since the previous valuation date; plus

3)   any interest added to assets in the fixed account; plus
4) any interest added to assets in the policy loan account, if applicable; plus or minus
5)   any investment results for assets invested in the sub-accounts; minus
6)   policy charges; minus
7)   partial surrenders, if applicable; minus
8)   any surrender charges, if applicable.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on your investment allocations.

Cash Surrender Value

It's important to remember that if your policy is terminated during the insured's lifetime, a cash surrender value may be payable to you under the policy, however, the amount of the cash surrender value is not guaranteed by us. Your policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

You may surrender your policy for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date we receive the policy accompanied by a signed, written request for cancellation. In some cases, we may require additional documentation of a customary nature.

We are required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

The cash surrender value equals the policy's cash value, next computed after the date we receive a proper written request for surrender AND the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.


If, at any time, the policy's cash surrender value falls below zero and the policy continuation provision is not in effect, the grace period will begin. You will be notified that your policy has negative cash surrender value and will be given the opportunity to pay premiums to bring the policy out of the grace period.


WHAT IF I WANT TO TAKE A PARTIAL OR TOTAL SURRENDER?  WHAT HAPPENS NEXT?

If you wish to totally or partially surrender your policy, you may be assessed a surrender charge. The following information explains in detail what charges you will incur for surrendering a portion or all of your policy.

Total Surrenders

You may surrender your policy and receive your policy's cash surrender value, which is the policy's cash value, less indebtedness or other deductions. If you elect to surrender the entire policy during the first 14 policy years, we will deduct a surrender charge from your policy's cash value. The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The maximum initial surrender charge will not exceed 22.5% multiplied by the lesser of:

(a)  or (b), where:

     (a)= the specified amount multiplied by the rate indicated on Chart 1, divided by 1,000;

     (b)= premiums paid during the first two policy years;

Plus (c) multiplied by (d), where:

     (c)= the specified amount divided by 1,000; and

     (d)= the administrative target component as illustrated by Chart 2 as follows, this factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.

In certain scenarios, usually involving decreases in your policy value, your policy's surrender charge may equal all of your policy's cash surrender value. In other scenarios, usually involving a large initial premium or significant additions of premium after the second policy year, your policy's surrender charge may be nominal relative to the premiums you have paid.

CHART 1
--------- ------------- ---------------- ----------- -----------

  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   18        $5.21           $4.36         $6.91       $5.17
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   19         5.40           4.54           7.17        5.39
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   20         5.63           4.76           7.47        5.65
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   21         5.84           4.96           7.76        5.90
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   22         6.07           5.17           8.06        6.15
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   23         6.31           5.39           8.38        6.42
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   24         6.56           5.62           8.73        6.70
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   25         6.84           5.86           9.11        7.00
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   26         7.13           6.12           9.51        7.32
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   27         7.45           6.39           9.94        7.65
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   28         7.78           6.68          10.41        8.01
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   29         8.14           6.99          10.90        8.38
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   30         8.56           7.34          11.46        8.81
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   31         8.96           7.68          12.03        9.22
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   32         9.39           8.04          12.62        9.66
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   33         9.85           8.42          13.26       10.12
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   34        10.34           8.82          13.93       10.61
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   35        10.85           9.24          14.65       11.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   36        11.39           9.69          15.41       11.67
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   37        11.97           10.16         16.21       12.24
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   38        12.58           10.66         17.06       12.85
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   39        13.23           11.18         17.96       13.48
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   40        13.95           11.77         18.94       14.17
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   41        14.67           12.35         19.95       14.86
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   42        15.44           12.95         21.00       15.58
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   43        16.26           13.60         22.12       16.34
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   44        17.12           14.27         23.30       17.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   45        18.04           14.99         24.55       17.96
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   46        19.02           15.74         25.86       18.83
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   47        20.06           16.55         27.26       19.75
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   48        21.16           17.39         28.74       20.72
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   49        22.34           18.29         30.31       21.75
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   50        23.64           19.29         32.02       22.87
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   51        24.98           20.30         33.79       24.02
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   52        26.41           21.38         35.67       25.23
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   53        27.93           22.52         37.66       26.50
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   54        29.56           23.73         39.76       27.85
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   55        31.29           25.02         41.99       29.27
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   56        33.14           26.40         44.34       30.79
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   57        35.11           27.87         46.83       32.40
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   58        37.22           29.44         49.48       34.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   59        39.49           31.14         52.30       35.98
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   60        42.01           33.07         55.42       38.09
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   61        44.61           35.05         58.63       40.26
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   62        47.40           37.18         62.04       42.59
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   63        50.38           39.47         65.65       48.08
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   64        53.58           41.92         69.47       47.74
--------- ------------- ---------------- ----------- -----------

--------- ------------- ---------------- ----------- -----------
  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------

   65        $56.99         $44.55         $73.51      $50.56

--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   66        60.65           47.37         77.78       53.58
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   67        64.57           50.41         82.30       56.81
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   68        68.78           53.71         87.12       60.31
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   69        73.33           57.30         92.26       64.13
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   70        78.52           61.49         98.10       68.57
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   71        83.82           65.79         103.99      73.14
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   72        89.50           70.49         110.27      78.11
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   73        95.58           75.59         116.89      83.47
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   74        102.05          81.11         123.85      89.23
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   75        108.92          87.06         131.11      95.38
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   76        116.22          93.48         138.65      101.95
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   77        123.91         100.35         146.41      108.92
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   78        132.14         107.81         154.56      116.44
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   79        141.00         115.96         163.19      124.59
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   80        150.61         124.91         172.42      133.51
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   81        160.93         134.65         182.18      143.16
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   82        172.06         145.31         192.54      153.68
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   83        183.91         156.85         203.37      165.03
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   84        196.41         169.27         214.56      177.14
--------- ------------- ---------------- ----------- -----------
--------- ------------- ---------------- ----------- -----------
   85        209.46         182.58         226.02      189.97
--------- ------------- ---------------- ----------- -----------

CHART 2
---------------------------------- -------------------------------

            Issue Age                  Administrative Target
                                             Component
---------------------------------- -------------------------------
---------------------------------- -------------------------------
          0 through 35                          4.00
---------------------------------- -------------------------------
---------------------------------- -------------------------------
          36 through 55                         5.00
---------------------------------- -------------------------------
---------------------------------- -------------------------------
          56 through 85                         6.50
---------------------------------- -------------------------------

Surrender charges for years 2-15 are a percentage of the initial surrender charge as shown in the following chart:


-----------------------------------------------------------
POLICY YEAR SURRENDER CHARGE    POLICY        SURRENDER
                                   YEAR        CHARGE
-----------------------------------------------------------
-----------------------------------------------------------
     1      100% of initial         9      30% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
-----------------------------------------------------------
     2      95% of initial          10     25% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
-----------------------------------------------------------
     3      85% of initial          11     20% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
-----------------------------------------------------------
     4      80% of initial          12     15% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
-----------------------------------------------------------
     5      70% of initial          13     10% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
-----------------------------------------------------------
     6      60% of initial          14     5% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
-----------------------------------------------------------
     7      50% of initial          15     0% of initial
            surrender charge               surrender
                                           charge
-----------------------------------------------------------
--------------------------------
     8      40% of initial
            surrender charge
--------------------------------

The surrender charge schedule will be fixed at the end of the second policy year and will remain the same for the life of the policy, unless the specified amount is increased. The surrender charge schedule will not vary due to changes in specified amount or cash value.

Surrender charges reimburse us for certain expenses related to the sale of the policies, including commissions, costs of sales literature, and other promotional activity. The surrender charges may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by our general assets which may include profits, if any, from Mortality and Expense Risk Charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

If, at any time, your policy's cash surrender value is less than or equal to zero, the grace period will begin, unless the policy is covered by the policy continuation provision. You will be notified that your policy has negative cash surrender value and will be given the opportunity to pay premiums to bring the policy out of the grace period.

Partial Surrenders

After your policy has been in force for one year, you may request a partial surrender. Such requests must be made in writing. Partial surrenders will be deducted proportionately from the assets in each sub-account, unless otherwise directed by you. Amounts will be deducted from the fixed account only to the extent that there are insufficient assets in the variable account.

When you take a partial surrender, we reduce the policy's cash value by the amount of the partial surrender.

Partial surrenders are permitted if they satisfy the following:

1)   the minimum partial surrender is $200;
2) during the first 10 policy years, the sum of all partial surrenders in a given year may not exceed 10% of your policy's cash surrender value as of the beginning of that policy year;
3) after your 10th policy year, the maximum partial surrender is limited to the cash surrender value less the greater of $500 or 3 month's policy charges;
4) a partial surrender may not cause the total specified amount to be reduced below the minimum specified amount as shown on the policy data page; and
5) after the partial surrender, your policy continues to qualify as life insurance.

We reserve the right to limit the number of partial surrenders to one in each policy year. Certain partial surrenders may result in currently taxable income and tax penalties.

Currently, we do not assess a fee for processing partial surrenders. However, we reserve the right to assess a Partial Surrender Processing Fee equal to the lesser of $25 or 2% of the amount surrendered for each partial surrender.

WILL PARTIAL SURRENDERS HAVE ANY EFFECT ON MY POLICY'S CASH VALUE?

Yes. When a partial surrender is taken, we will reduce the cash value by the partial surrender amount withdrawn and any surrender fees taken. In addition, we will reduce the Specified Amount by the amount necessary to prevent an increase in the net amount at risk. Any decrease will reduce your insurance in the following order:

1)   against the insurance provided by the most recent increase;
2)   against the most recent increase successively; and
3)   against the insurance under the original application.

WILL I HAVE TO PAY TAXES ON ANY AMOUNTS SURRENDERED?

Federal law requires us to withhold income tax from any portion of surrender proceeds subject to tax. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax. You should consult a tax adviser.

If your policy is an employer-sponsored life insurance arrangement, you may be required to report for income tax purposes, one or more of the following:

1)   the value each year of the life insurance protection provided;

2)   an amount equal to any employer-paid premiums; or

3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

You should consult with the sponsor or the administrator of your plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of your employer-sponsored life insurance arrangement.

POLICY LOANS

MAY I TAKE A LOAN AGAINST MY POLICY?

Yes, provided your policy meets certain criteria. After the first policy year, you may request a policy loan using your policy as security. Any request for a policy loan must be in written form and signed by you. Certain policy loans may result in current taxable income and tax penalties. Policy loans are subject to the following:

o    we will not grant a loan for an amount less than $200.

o the maximum total amount that may be borrowed, including any outstanding loans, as of the date the loan is processed, is:

     a)   90% of the cash value in the sub-accounts; plus

     b)   100% of the cash value in the fixed account; plus

     c)   100% of the cash value in the policy loan account; minus

     d)   100% of the surrender charge.

o if the cash value is less than or equal to $0, no additional loans may be taken.

o if total indebtedness ever equals or exceeds the cash value less surrender charges, your policy will terminate without value, subject to the grace period provisions.

Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

If you are considering getting a policy loan in connection with your retirement income plan, you should consult your personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent your policy from lapsing will increase with age.

WILL MY LOAN HAVE ANY EFFECT ON INVESTMENT PERFORMANCE?

Yes. When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to your policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan, unless otherwise directed by you. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

WHAT ABOUT INTEREST?

The annual effective loan interest rate charged on policy loans is guaranteed to never be greater than 4.50%.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, we retain the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be an amount which we consider to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, we will send a notice to you and the assignee, if any. Your policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charge plus an amount sufficient to continue your policy in force for 3 months.

WILL A LOAN HAVE ANY EFFECT ON MY DEATH BENEFIT AMOUNT OR CASH VALUE AMOUNT?

Yes. A policy loan, whether or not repaid, will have a permanent effect on your death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

WHEN AND HOW DO I MAKE LOAN REPAYMENTS?

All or part of the indebtedness may be repaid at any time while your policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to your underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment must be at least $50. We reserve the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

DEATH BENEFIT

DO I HAVE A CHOICE OF DEATH BENEFIT OPTIONS?

Yes. In fact you may choose one of three death benefit options. All the death benefit options listed below qualify as life insurance using the guideline premium/cash value corridor test under Section 7702 of the Internal Revenue Code.

Keep in mind that whatever death benefit option you choose, the death benefit will never be less than the specified amount, less partial withdrawals and/or policy indebtedness. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The death benefit options you may choose are as follows:

Option 1. If you elect Option 1 and the insured dies, the amount of the death benefit will be equal the greater of:

1)   the specified amount on the date death proceeds become payable; or
2) the applicable percentage of cash value, as indicated in the chart below, as of the date death proceeds become payable.

Option 2. If you elect Option 2 and the insured dies, the amount of the death benefit will be equal to the greater of:

1) the specified amount plus the cash value on the date death proceeds become payable; or
2) the applicable percentage of the cash value, as indicated on the chart below, as of the date the death proceeds become payable.

Option 3. If you elect Option 3 and the insured dies, the amount of the death benefit will be equal to the greater of:

1) the specified amount plus the accumulated premium amount on the date death proceeds become payable; or
2) the applicable percentage of cash value, as indicated on the chart below, as of the date the death proceeds become payable.

     The accumulated premium amount is all premium payments accumulated to the date of death less any partial surrenders accumulated to the date of death. The accumulations will be calculated based on the interest rate declared at the time the policy is issued. In no event will the accumulated premium amount be less than zero ($0) or greater than the maximum increase as shown on the policy data page.

Not all death benefit options are available in all states.

The cost of insurance you will pay varies based on the Death Benefit Option you select. For example, Option 1 provides for a death benefit without the opportunity for your beneficiaries to receive any proceeds in excess of the specified amount. Thus, with Option 1 you will incur a lower cost of insurance than if you elect Option 2 which provides a death benefit of the specified amount plus any cash value you have accrued in the policy. Similarly, Option 3 provides for a death benefit that may exceed the specified amount by the amount of premium you have paid. Therefore, with Option 1 you will incur a lower cost of insurance than if you elect Option 3. The cost of insurance for Option 2 may be higher or lower than the cost of insurance for Option 3 depending on whether or not your policy's cash value exceeds the amount of premium you have paid plus any interest credited on that premium.

Percentage of Cash Value

Section 7702 of the Internal Revenue Code under the Guideline Premium/Cash Value Corridor Test, requires that the death benefit be greater than or equal to the cash value multiplied by the applicable percentages shown on the following table:

--------------------------------------------------------
 ATTAINED     APPLICABLE       ATTAINED    APPLICABLE
    AGE       PERCENTAGE         AGE       PERCENTAGE
--------------------------------------------------------
--------------------------------------------------------
   31-40         250%             70          115%
--------------------------------------------------------
--------------------------------------------------------
    41           243%             71          113%
--------------------------------------------------------
--------------------------------------------------------
    42           236%             72          111%
--------------------------------------------------------
--------------------------------------------------------
    43           229%             73          109%
--------------------------------------------------------
--------------------------------------------------------
    44           222%             74          107%
--------------------------------------------------------
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--------------------------------------------------------
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    45           215%             75          105%
--------------------------------------------------------
--------------------------------------------------------
    46           209%             76          105%
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--------------------------------------------------------
    47           203%             77          105%
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--------------------------------------------------------
    48           197%             78          105%
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    49           191%             79          105%
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--------------------------------------------------------
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 ATTAINED     APPLICABLE       ATTAINED    APPLICABLE
    AGE       PERCENTAGE         AGE       PERCENTAGE
--------------------------------------------------------
--------------------------------------------------------
    50           185%             80          105%
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    51           178%             81          105%
--------------------------------------------------------
--------------------------------------------------------
    52           171%             82          105%
--------------------------------------------------------
--------------------------------------------------------
    53           164%             83          105%
--------------------------------------------------------
--------------------------------------------------------
    54           157%             84          105%
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
    55           150%             85          105%
--------------------------------------------------------
--------------------------------------------------------
    56           146%             86          105%
--------------------------------------------------------
--------------------------------------------------------
    57           142%             87          105%
--------------------------------------------------------
--------------------------------------------------------
    58           138%             88          105%
--------------------------------------------------------
--------------------------------------------------------
    59           134%             89          105%
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
    60           130%             90          105%
--------------------------------------------------------
--------------------------------------------------------
    61           128%             91          104%
--------------------------------------------------------
--------------------------------------------------------
    62           126%             92          103%
--------------------------------------------------------
--------------------------------------------------------
    63           124%             93          102%
--------------------------------------------------------
--------------------------------------------------------
    64           122%             94          101%
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
    65           120%             95          100%
--------------------------------------------------------
--------------------------------------------------------
    66           119%             96          100%
--------------------------------------------------------
--------------------------------------------------------
    67           118%             97          100%
--------------------------------------------------------
--------------------------------------------------------
    68           117%             98          100%
--------------------------------------------------------
--------------------------------------------------------
    69           116%             99          100%
            --------------------------------------------
--------------------------------------------------------
                                 100          100%
                           -----------------------------

MAY I CHANGE THE SPECIFIED AMOUNT AFTER MY POLICY IS ISSUED?

Yes. You may request certain changes in the insurance coverage under your policy. Requests must be in writing and received by us at our home office. No change in specified amount will take effect unless the cash surrender value, after the change, is sufficient to keep your policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, you may request an increase to the specified amount. Any increase will be subject to the following conditions:

1)   the request must be applied for in writing;
2)   satisfactory evidence of insurability must be provided;
3)   the increase must be for a minimum of $10,000;
4) the cash surrender value is sufficient to keep the policy in force for at least 3 months; and
5)   the insured must be 85 or younger.

Any approved increase will have an effective date of the monthly anniversary day or on the next day we approve the supplemental application. We reserve the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, you may request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day or on the next day we receive the request. Any such decrease will reduce the insurance in the following order:

1)   against insurance provided by the most recent increase;
2)   against the next most recent increases successively; and
3)   against insurance provided under the original application.

We reserve the right to limit the number of specified amount decreases to one each policy year. We will refuse a request for a decrease which would:

1) reduce the specified amount below the minimum issue amount as is shown on the policy data page; or on the initial application; or

2)   disqualify the policy as a contract for life insurance.

3)   result in both:

     (a)  a negative guideline single premium; and

     (b) an aggregate guideline level premium that would be negative at any time prior to the maturity of the policy.

The "guideline single premium" and "guideline level premium" are defined in
Section 7702 of the Internal Revenue Code. The guideline single premium is calculated at the time your policy is issued and equals the premium necessary to fund the future benefits under the policy, based on the assumption of a level 6% rate of return, current expenses, and reasonable mortality charges. The guideline level premium equals the level annual amount to be paid over a period that ends when the insured becomes 100 years old, based on the same assumptions, except with a level 4% rate of return. Please note that these premium levels do NOT guarantee that your policy will stay in force. Rather, these premium levels are used to ensure your policy meets the Internal Revenue Code's definition of life insurance.

Also, if you take a partial surrender, your cash value may not be enough to avoid causing your policy to lapse (see Policy Lapse and Reinstatement below). To avoid lapsing your policy, you may reduce your policy's specified amount to a level where the cash value is sufficient to keep the policy in force. Keep in mind, however, the reduction in the specified amount must meet the requirements of this Specified Amount Decreases section.

MAY I CHANGE MY DEATH BENEFIT OPTION AFTER MY POLICY IS ISSUED?

Yes. After the first policy year, you may elect to change the death benefit option under your policy. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by us.


If the change is from Option 1 to Option 2:

The specified amount will be decreased by the amount of the cash value.

If the change is from Option 2 to Option 1:

The specified amount will be increased by the amount of the cash value.

If the change is from Option 3 to Option 1:

The specified amount will be increased by the amount of the accumulated premium account.

If the change is from Option 3 to Option 2:

The specified amount will be adjusted by the amount of the difference between cash value and the accumulated premium account. If the cash value is greater than the accumulated premium account, this will result in a decrease to the specified amount. If the cash value is less than the accumulated premium account, the option change will result in an increase in specified amount.

WE WILL NOT ALLOW DEATH BENEFIT OPTION CHANGES FROM OPTION 1 TO OPTION 3 OR OPTION 2 TO OPTION 3.

In order for any change in the death benefit option to become effective, the cash surrender value, after the change, must be sufficient to keep the policy in force for at least 3 months.

We will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under the guideline premium/cash value corridor test of Section 7702 of the Internal Revenue Code.

WHAT HAPPENS ONCE THE INSURED DIES?

If the insured dies while your policy is in force and prior to the maturity date, death proceeds will be payable to the beneficiary(ies). The amount of the death proceeds is equal to:

1)   the death benefit provided by the policy; plus
2)   any insurance that may be provided by riders to the policy; minus
3)   any indebtedness; minus
4)   any due and unpaid monthly deductions accruing during a grace period.

We will pay the death proceeds to the beneficiary after receipt of proof of death of the insured, at the home office in a satisfactory format. Death proceeds may be adjusted under certain conditions (see "Error in Age or Sex" and "Suicide").

Incontestability

We will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. We will not contest payment of the death proceeds based on an increase in specified amount requiring evidence of insurability after the increase has been in force during the insured's lifetime for 2 years from its effective date.

Error in Age or Sex

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

Suicide

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, we will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the specified amount, we will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

HOW IS THE DEATH BENEFIT DISTRIBUTED?

Death benefit proceeds may be paid in lump sum or in any form of distribution listed in this provision. If the beneficiary of the death benefit does not specify the method of payment, we will pay it in a lump sum. Proceeds from any optional form of distribution will be paid from our general account and therefore will not be affected by the investment experience of any sub-account.

One or a combination of settlement options may be chosen if the total amount placed under the option is at least $2,000 and each payment is at least $20.

A settlement option election may be changed at any time by proper written request to our home office. Once recorded, the request will be effective on the date it was requested. We may require proof of the age and sex of any person to be paid under a settlement option. While the policy is in force, you may choose or change settlement options at any time. If no settlement option has been chosen prior to the date the death proceeds become payable, the beneficiary may choose one. A change in beneficiary automatically revokes any settlement option in effect.

When death proceeds become payable under any option, a settlement contract is issued in exchange for this policy. The new contract's effective date is the date death proceeds become payable or the date on which the policy is surrendered.

Settlement option payments may not be assigned. To the extent permitted by law, settlement option payments are not subject to the claims of creditors or to legal process.

For any settlement options, payments may be made annually, semi-annually, quarterly or monthly. Under Options 1, 2 and 4 below, withdrawal of any outstanding balance may be made by written request to us. No amount left with us under Options 3, 5 or 6 may be withdrawn.

Options 1, 2, 4 and the guaranteed period of Option 3, provide for payment of interest at a guaranteed minimum interest rate of 2.5% per year, compounded annually. Any interest to be paid in excess of this rate will be determined once a year.

OPTION 1. INTEREST INCOME. In this Option, proceeds remain with us to earn interest. This interest may be left to accumulate or to be paid periodically.

OPTION 2. INCOME FOR A FIXED PERIOD. In this Option, proceeds remaining with us will be paid over a specified number of years, not to exceed 30 years. Each payment consists of a portion of the death benefit proceeds plus a portion of the interest credited on the outstanding balance.

OPTION 3. LIFE INCOME WITH PAYMENTS GUARANTEED. In this Option, payments are made for a guaranteed period of 10, 15 or 20 years, and thereafter for the remainder of a payee's lifetime. The amount payable monthly for each $1,000 left with us will be determined according to the payee's sex and age on the effective date of the Option.

OPTION 4. FIXED INCOME FOR VARYING PERIODS. In this Option, death benefit proceeds may be left on deposit with us at interest with payments of a fixed amount being paid at specified intervals until the principal and interest have been exhausted. The last payment will be for the balance only. The total amount payable each year may not be less than 5% of the original proceeds (i.e., not less than $50 per annum of each $1,000 of original proceeds).

OPTION 5. JOINT AND SURVIVOR LIFE INCOME. In this Option, equal payments will be made for the longer of the lives of two named payees.

OPTION 6. ALTERNATE LIFE INCOME. In this Option, we will use the proceeds to purchase an annuity. The amount payable will be 102% of our current individual immediate annuity purchase rate on the effective date of the settlement contract. We reserve the right to change the current annuity rates at any time. However, once this Option has been selected and the settlement contract is issued, any revision in rates will not affect payment to a payee or payees. Upon request, we will quote the amount currently payable under this settlement option.

EARLIER YOU MENTIONED A MATURITY DATE. WHAT IS THE MATURITY DATE?

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If your policy is still in force, maturity proceeds may be payable to you on the maturity date. If paid, maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

WHAT IF I DON'T WANT TO GET PAID THE POLICY'S CASH VALUE ON THE MATURITY DATE? MAY I EXTEND THE MATURITY DATE?

Yes. If the insured is alive on the original maturity date of the policy, you may extend the maturity date. Unless you elect otherwise, the maturity date will automatically be extended until the date the insured dies, subject to the following:

1)   no premium payments will be allowed after the original maturity date;

2) increases to the specified amount will not be permitted after the original maturity date;

3) death benefit option changes will not be permitted after the original maturity date;

4) on the original maturity date, 100% of the cash value in the sub-accounts will be transferred to the fixed account;

5) after the original maturity date, transfers from the fixed account to the sub-accounts will not be permitted;

6) no further monthly deductions will be taken after the original maturity date (the cost of insurance charges will be $0);

7) the specified amount for the maturity date extension will be equal to the specified amount on the insured's 85th birthday, less (a) and (b) where:

     a) is any decrease to the specified amount on or after the insured's attained age 85; and

     b) is an adjustment for partial withdrawals taken after the insured's attained age 85.

The amount of the adjustment varies based on the death benefit option and the insured's attained age defined as follows:

                          ----------------------------------------
                                  INSURED'S ATTAINED AGE
                          ----------------------------------------
                               86-90            91 and Older
------------------------- ----------------- ----------------------
------------------------- ----------------- ----------------------
 Death Benefit Option 1   Amount by which   Amount proportionate
                          the base policy    to the ratio of the
                             specified        withdrawal to the
                             amount is       policy value prior
                           reduced due to     to the withdrawal
                           the withdrawal
------------------------- ----------------- ----------------------
------------------------- ----------------- ----------------------
 Death Benefit Option 2          $0                  $0
          or 3
------------------------- ----------------- ----------------------

ASSIGNMENT

MAY I ASSIGN MY POLICY?

Yes. While the insured is living, you may assign your rights in the policy. The assignment must be in writing in a form acceptable to us, signed by you and received at our home office. Assignments will not affect any payments made or actions taken by us prior to our receipt of the assignment request. We are not responsible for any assignment not submitted, nor are we responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to us before being recorded. The interest of any beneficiary will be subject to the rights of any assignee of record on file at our home office.

POLICY LAPSE AND REINSTATEMENT

CAN MY POLICY LAPSE AND WHAT HAPPENS IF IT DOES?

It is possible that your policy could lapse if your cash surrender value is insufficient to cover all policy charges. If the cash surrender value on a monthly anniversary day is not sufficient to cover that month's policy charges, and premium payments required under the "Guaranteed Policy Continuation" provision have not been met, a grace period will be allowed for the payment of a premium. Such premium must equal or exceed the lesser of 3 times the monthly charges and the premium required to bring the guaranteed policy continuation provision into effect.

We will send you a notice at the start of the grace period, at the address on the application or another address specified by you, stating the amount of premium required. The grace period will end 61 days after the date the notice is mailed. We will send an additional reminder notice at least 31 days prior to the end of the grace period. If sufficient premium is not received by us by the end of the grace period, your policy will lapse without value. If death proceeds become payable during the grace period, we will pay the death proceeds.

Guaranteed Policy Continuation Period

We will not lapse the policy, if on each monthly anniversary day (1) is greater than (2), where:

1) is the sum of all premiums paid to date, minus any indebtedness and minus any partial surrenders; and

2) is the sum of the monthly death benefit guarantee premiums due since the policy date including any premium for the current monthly anniversary day.

If (1) is not greater than or equal to (2), then the guaranteed policy continuation provision is not in effect and the policy will go into the grace period. The monthly death benefit guarantee premiums and the death benefit guarantee period are shown on the policy data page. The monthly death benefit guarantee premiums may vary by policy duration and may be affected by changes to the policy.

This policy has two levels of guaranteed policy continuation guarantees, the Initial Death Benefit Guarantee and the Limited Death Benefit Guarantee. Each level of guarantee has its own minimum premium requirement. Each level of premium and the period in which it applies is shown on the policy data page. The Limited Death Benefit Guarantee will be permanently lost when premium payments fall below those required to maintain this benefit unless sufficient premiums are paid within a 61-day grace period.

Reinstatement

If the grace period ends and you have neither paid the required premium nor surrendered your policy for its cash surrender value, you may reinstate the policy by:

1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;
2)   providing evidence of insurability satisfactory to us;
3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;
4) paying sufficient premium to keep your policy in force for 3 months from the date of reinstatement; and
5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day or on the next date the application for reinstatement is approved by us. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments, will be set equal to the lesser of:

1)   the cash value at the end of the grace period; or

2) the surrender charge for the policy year in which your policy is reinstated.

Unless otherwise specified, all amounts will be invested according to the investment instructions in effect at the start of the grace period.

PERIODIC INFORMATION

WILL I RECEIVE PERIODIC INFORMATION FROM YOU ABOUT MY POLICY?

Yes. We will mail to you at the last known address of record:

o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, as well as policy indebtedness;
o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and
o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

POLICY OWNER AND BENEFICIARY

TELL ME MORE ABOUT MY RIGHTS AS POLICY OWNER AS WELL AS THE RIGHTS OF THE BENEFICIARY. DOES THE INSURED HAVE ANY RIGHTS UNDER THE POLICY IF I AM NOT THE INSURED?

The insured does not have any rights in the policy, unless the insured is also the policy owner (you). You have all rights under the policy until the insured dies.

Policy Owner

While the insured is living, all rights in this policy are vested in the policy owner (you) named on the application or as subsequently changed, subject to assignment, if any.

You may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to us and received at our home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by us before request was received. We may require that your policy be submitted for endorsement before making a change.

If you are someone other than the insured, name no contingent policy owner, and die before the insured, your rights in this policy belong to your estate.

Beneficiary

The beneficiary(ies) and/or contingent beneficiary will be as named on the application or as subsequently changed, subject to assignment, if any.

You may name a new beneficiary and/or contingent beneficiary while the insured is living. Any change must be in a written form satisfactory to us and received at our home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by us before it was received. We may require that your policy be submitted for endorsement before making a change.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), or contingent beneficiaries unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to you or your estate.

TAX INFORMATION

TELL ME MORE ABOUT HOW MY LIFE INSURANCE POLICY IS TAXED. WHAT SHOULD I LOOK OUT FOR?

First, we should state that we are not providing tax advice. For any tax advice, you should contact your personal tax adviser.

Policy Proceeds

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. We will monitor compliance with these tests. This policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under this policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums.

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to you and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless you are over age 59 1/2 or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code, described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, we will monitor the premiums paid and will notify you when your policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to you pursuant to Section 7702(f)(7) of the Internal Revenue Code. You should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period, as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and you or we pay an amount to the IRS. The amount will be based on the tax that would have been paid by you if the income, for the period the policy was not diversified, had been received by you.

If the failure to diversify is not corrected in this manner, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by you plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

Withholding

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from the policy may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed. The mandatory back-up withholding may arise if no taxpayer identification number is provided to us, or if the IRS notifies us that back-up withholding is required.

Federal Estate and Generation-Skipping Transfer Taxes

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if:

1)   the proceeds were payable to or for the benefit of the insured's estate; or

2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership is, in general, any right that may be exercised by you, such as the right to borrow on the policy, or the right to name a new beneficiary.

If you (whether or not you are an insured) transfer ownership of your policy to another person, such transfer may be subject to a federal gift tax. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, you should consult with counsel and other competent advisors regarding these taxes.

Non-Resident Aliens

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. We are required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to us sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to us prior to the distribution. If we do not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, we will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to us that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

Taxation of Nationwide

We are taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from us and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

We do not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the variable account.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the insured, or the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

MORE INFORMATION ABOUT NATIONWIDE

TELL ME MORE ABOUT NATIONWIDE AND THE VARIABLE ACCOUNT.

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our home office at One Nationwide Plaza, Columbus, Ohio 43215. We are a provider of life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico.

Custodian of Assets

We serve as the custodian of the assets of the variable account.

Other Contracts Issued by Nationwide

We offer variable contracts and policies with benefits that vary in accordance with the investment experience of various separate accounts of Nationwide.

The Variable Account and Underlying Mutual Funds

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual funds listed in Appendix A. We established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of us or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of our other assets. The variable account's assets are held separately from our assets and in general are not chargeable with liabilities incurred in any of our other businesses. We are obligated to pay all amounts promised to you under the policy.

The variable account is divided into sub-accounts. You elect to have premiums allocated among the sub-accounts and the fixed account at the time of application.

We use the assets of each sub-account to buy shares of the underlying mutual funds based on your instructions. A policy's investment performance depends upon the performance of the underlying mutual funds chosen by you.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. YOU SHOULD NOT COMPARE THE PERFORMANCE OF A PUBLICLY TRADED FUND WITH THE PERFORMANCE OF UNDERLYING MUTUAL FUNDS PARTICIPATING IN THE VARIABLE ACCOUNT. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

We may materially change the investment policy of the variable account. We must inform you and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the overall interests of the policy owners or if it renders our operations hazardous to the public. If you object, the policy may be converted to a substantially comparable general account life insurance policy offered by us. You have the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. We will not require evidence of insurability for this conversion.

Upon electing such a policy conversion, we will transfer the cash value of the policy (as of the conversion date) to the new policy, which will provide for an amount of insurance not exceeding the death benefit of the original policy. The new policy will not be affected by the investment experience of any separate account.

Voting Rights

If you have allocated assets to the underlying mutual funds, you are entitled to certain voting rights. We will vote your shares at special shareholder meetings based on your instructions. However, if the law changes allowing us to vote in its own right, we may elect to do so.

If you have voting interests in an underlying mutual fund, you will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials and a form to return to us with your voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which you may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through our other separate accounts. We do not anticipate any disadvantage to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, we will take whatever steps are necessary to protect you and payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

We may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2)   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

OTHER GENERAL INFORMATION

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

We are subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operations for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of

Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, We are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADVERTISING

We are ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS


The financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account-4 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to your policy for additional information.

WHO IS THE GENERAL DISTRIBUTOR (PRINCIPAL UNDERWRITER) FOR THIS POLICY?

The general distributor (principal underwriter) for this policy is Nationwide Investment Services Corporation ("NISC" or "Nationwide Investment Scvs. Corporation for policies issued in the State of Michigan), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is our wholly owned subsidiary. NISC was organized as an Oklahoma corporation on March 19, 1974.

HOW ARE THE POLICIES SOLD (DISTRIBUTED)?

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC pursuant to an agreement with us dated May 1, 2000. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

o    Nationwide VLI Separate Account-2;
o    Nationwide VLI Separate Account-3;
o    Nationwide VLI Separate Account-4;
o    Nationwide VLI Separate Account-5;
o    Nationwide Multi-Flex Variable Account;
o    Nationwide Variable Account;
o    Nationwide Variable Account-II;
o    Nationwide Variable Account-4;
o    Nationwide Variable Account-5;
o    Nationwide Variable Account-6;
o    Nationwide Variable Account-7;
o    Nationwide Variable Account-8;
o    Nationwide Variable Account-9;
o    Nationwide Variable Account-10;
o    Nationwide Variable Account-13;
o    Nationwide VA Separate Account-A;
o    Nationwide VA Separate Account-B;
o    Nationwide VA Separate Account-C;
o    Nationwide VL Separate Account-A;
o    Nationwide VL Separate Account-B;
o    Nationwide VL Separate Account-C; and
o    Nationwide VL Separate Account-D.

Gross first year commissions paid by us on the sale of these policies plus fees for marketing services are not more than 90% of the premiums paid up to commission target premium, 3% of premium in excess of commission target premium. Commission target premium is equal to the IRS guideline level premium.

No underwriting commissions have been paid by us to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark R.. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert A. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
  Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer

The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which we are engaged.

We market our policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

We serve as depositor for the following separate investment accounts, each of which is a registered investment company:

o    Nationwide Variable Account;
o    Nationwide Variable Account-II;
o    Nationwide Variable Account-3;
o    Nationwide Variable Account-4;
o    Nationwide Variable Account-5;
o    Nationwide Variable Account-6;
o    Nationwide Variable Account-7;
o    Nationwide Variable Account-8;
o    Nationwide Variable Account-9;
o    Nationwide Variable Account-10;

o    Nationwide Variable Account-11;

o    Nationwide Variable Account-12;
o    Nationwide Variable Account-13;
o    MFS Variable Account;
o    Nationwide Multi-Flex Variable Account;
o    Nationwide VLI Separate Account;
o    Nationwide VLI Separate Account-2;
o    Nationwide VLI Separate Account-3;
o    Nationwide VLI Separate Account-4; and
o    Nationwide VLI Separate Account-5.


We, like other insurance companies, are subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

We operate in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, we share employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

We do not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. We share our home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT A. ROSHOLT has been Executive Vice President Finance and Investments since October, 2002. Prior to joining Nationwide in 2002, he served as Executive Vice President and Chief of Operations of AON's risk services unit. Prior to that, Mr. Rosholt served as Chief Financial Officer at Bank One. Mr. Rosholt has been with Nationwide for less than a year.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with

The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP INCOME & GROWTH  FUND: CLASS I

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.


     AMERICAN CENTURY VP ULTRA FUND: CLASS I

     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I

     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolio (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES

     Investment Objective: Primarily long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES


     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     o at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

     o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III and it's portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.


GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     COMSTOCK GVIT VALUE FUND: CLASS I

     Subadviser: Federated Investment Counseling

     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.


     DREYFUS GVIT MID CAP INDEX FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

     Subadviser: Federated Investment Counseling

     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.


     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I

     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.


     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.


     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.


     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I

     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

     Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

     Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

     Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

     Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

     Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.


     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I

     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.


     GARTMORE GVIT TOTAL RETURN FUND: CLASS I

     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.


     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.


     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I

     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I

     Subadviser: J.P. Morgan Investment Management, Inc.

     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I

     Subadviser: Miller, Anderson & Sherrerd, LLP

     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.


     OPPENHEIMER CAPITAL APPRECIATION FUND/VA : INITIAL CLASS

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


     OPPENHEIMER GLOBAL SECURITIES FUND/VA : INITIAL CLASS

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.


     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA : INITIAL CLASS

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.

The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.


     MID CAP GROWTH PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investments results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN


                                                    Annual Percentage Change           Non Annualized Percentage Change
                                                    ------------------------  ----------------------------------------------------
                                  Fund    Unit                                1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs.  Inception
 UNDERLYING INVESTMENT OPTIONS Inception  Values    1999     2000      2001     To       to       to       to       to      to
                                 Date**  12/31/01                            12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
American Century Variable       10/30/97   12.27    18.02    -10.62    -8.35    2.05    -8.35   -18.08    -3.32       NA  32.22
Portfolios, Inc. - American
Century VP Income & Growth:
Class I

American Century Variable       05/01/94   11.48    64.04    -16.83   -29.17    1.38   -29.17   -41.09    -3.36    36.15  66.04
Portfolios, Inc. - American
Century  VP International
Class I

American Century Variable       05/01/96   13.85    -0.85     18.14    12.82    3.77    12.82    33.29    32.16    74.64  96.10
Portfolios, Inc. - American
Century VP Value Class I

The Dreyfus Socially            10/06/93   11.59    30.08    -11.03   -22.57   -0.35   -22.57   -31.12   -10.40    48.89 164.64
Responsible Growth Fund, Inc.:
Initial Shares

Dreyfus Stock Index Fund,       09/29/89   12.32    20.60     -9.28   -12.18    0.83   -12.18   -20.33    -3.92    63.79 315.20
Inc.: Initial Shares

Dreyfus Variable Investment     04/05/93   13.08    11.46     -0.65    -9.31    0.04    -9.31    -9.90     0.42    67.44 208.73
Fund - Appreciation Portfolio:
Initial Shares

Federated Insurance Series -    04/22/99   11.77       NA     10.45     8.01   -0.62     8.01    19.30       NA       NA  16.91
Federated Quality Bond Fund
ll: Primary Shares

Fidelity VIP Equity-Income      10/09/86   12.18     6.25      8.30    -5.09    2.16    -5.09     2.79     9.22    56.01 466.39
Portfolio: Service Class

Fidelity VIP Growth Portfolio:  10/09/86   14.00    37.29    -11.07   -17.73    0.63   -17.73   -26.83     0.45    72.83 610.75
Service Class

Fidelity VIP High Income        09/19/85    7.04     8.07    -22.61   -11.90   -0.31   -11.90   -31.82   -26.31   -17.19 199.17
Portfolio: Service Class

Fidelity VIP Overseas           01/28/87   10.21    42.46    -19.15   -21.27   -0.07   -21.27   -36.35    -9.32    13.94 142.16
Portfolio: Service Class

Fidelity VIP II Contrafund(R)   01/03/95   13.19    24.15     -6.71   -12.36    2.35   -12.36   -18.25     1.49    63.64 177.15
Portfolio: Service Class

Fidelity VIP III Growth         01/03/95    9.19     4.18    -17.18   -14.44    1.07   -14.44   -29.13   -26.17    19.45  87.22
Opportunities Portfolio:
Service Class

GVIT Comstock GVIT Value Fund:  10/31/97   10.71    18.49    -10.62   -12.15    0.98   -12.15   -21.48    -6.97       NA   9.01
Class I

GVIT Dreyfus GVIT Mid Cap       10/31/97   15.24    20.92     15.21    -1.30    5.13    -1.30    13.70    37.49       NA  51.81
Index Fund: Class I

GVIT Federated GVIT Equity      10/31/97   10.44     3.19     -8.28     4.22   -0.30     4.22    -4.41    -1.36       NA   6.74
Income Fund: Class I

GVIT Gartmore GVIT Emerging     08/30/00    8.26       NA        NA    -5.18    7.48    -5.18       NA       NA       NA -28.73
Markets Fund: Class I

GVIT Gartmore GVIT Global       06/30/00    3.45       NA        NA   -42.72    0.72   -42.72       NA       NA       NA -57.02
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Government   11/08/82   12.84    -2.35     12.54     7.25   -0.81     7.25    20.70    17.87    40.78 399.06
Bond Fund: Class I

GVIT Gartmore GVIT Growth       04/15/92    7.16     4.28    -26.53   -28.13    1.25   -28.13   -47.20   -44.94    -3.77  80.42   -
Fund: Class I

GVIT Gartmore GVIT              08/30/00    6.60       NA        NA   -28.65    0.82   -28.65       NA       NA       NA -38.42
International Growth Fund:
Class I

GVIT Gartmore GVIT Investor     12/12/01   10.01       NA        NA       NA      NA       NA       NA       NA       NA   0.34
Destinations Conservative Fund

GVIT Gartmore GVIT Investor     12/12/01   10.06       NA        NA       NA      NA       NA       NA       NA       NA   0.65
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor     12/12/01   10.11       NA        NA       NA      NA       NA       NA       NA       NA   0.84
Destinations Moderate Fund

GVIT Gartmore GVIT Investor     12/12/01   10.17       NA        NA       NA      NA       NA       NA       NA       NA   1.12
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor     12/12/01   10.22       NA        NA       NA      NA       NA       NA       NA       NA   1.31
Destinations Aggressive Fund

GVIT Gartmore GVIT Money        11/10/81   12.12     4.85      6.03     3.60    0.13     3.60     9.85    15.17    27.63 264.31
Market Fund: Class I

GVIT Gartmore GVIT Total        11/08/82   10.90     6.94     -2.12   -11.82    1.53   -11.82   -13.69    -7.70    41.06 963.83
Return Fund: Class I

GVIT Gartmore GVIT Worldwide    10/31/97   10.43    22.92    -12.32   -18.81    2.21   -18.81   -28.81   -12.49       NA   5.48
Leaders Fund: Class I

GVIT GVIT Small Cap Growth      05/03/99   15.32       NA    -16.17   -10.84    4.70   -10.84   -25.25       NA       NA  53.24
Fund: Class I

GVIT Small Cap Value Fund:      10/31/97   17.68    27.84     11.20    28.28    7.05    28.28    42.64    82.35       NA  73.91
Class I

GVIT GVIT Small Company Fund:   10/23/95   14.78    44.02      8.90    -6.70    4.31    -6.70     1.60    46.32    73.44 143.66
Class I

GVIT J.P. Morgan GVIT Balanced  10/31/97   10.46     0.87     -0.35    -3.67    0.22    -3.67    -4.01    -3.18       NA   6.16
Fund: Class I

GVIT MAS GVIT Multi Sector      10/31/97   11.47     1.56      5.65     4.19   -0.29     4.19    10.08    11.79       NA  15.89
Bond Fund: Class I

GVIT Nationwide GVIT Strategic  10/31/97   10.13    -3.07      7.61    -3.26    4.35    -3.26     4.11     0.91       NA   2.95
Value Fund: Class I

GVIT Strong GVIT Mid Cap        10/31/97   12.49    84.75    -15.38   -30.31    1.76   -30.31   -41.02     8.96       NA  27.60
Growth Fund: Class I



                               Annualized Percentage Change
                               ----------------------------
                                3 Yrs.   5 yrs.  Inception
 UNDERLYING INVESTMENT OPTIONS   to       to       To
                              12/31/01  12/31/01  12/31/01
American Century Variable       -1.12       NA     6.93
Portfolios, Inc. - American
Century VP Income & Growth:
Class I

American Century Variable       -1.13     6.37     6.84
Portfolios, Inc. - American
Century  VP International
Class I

American Century Variable        9.74    11.80    12.63
Portfolios, Inc. - American
Century VP Value Class I

The Dreyfus Socially            -3.59     8.29    12.55
Responsible Growth Fund, Inc.:
Initial Shares

Dreyfus Stock Index Fund,       -1.32    10.37    12.32
Inc.: Initial Shares

Dreyfus Variable Investment      0.14    10.86    13.77
Fund - Appreciation Portfolio:
Initial Shares

Federated Insurance Series -       NA       NA     5.98
Federated Quality Bond Fund
ll: Primary Shares

Fidelity VIP Equity-Income       2.98     9.30    12.06
Portfolio: Service Class

Fidelity VIP Growth Portfolio:   0.15    11.56    13.75
Service Class

Fidelity VIP High Income        -9.68    -3.70     6.96
Portfolio: Service Class

Fidelity VIP Overseas           -3.21     2.64     6.11
Portfolio: Service Class

Fidelity VIP II Contrafund(R)    0.50    10.35    15.70
Portfolio: Service Class

Fidelity VIP III Growth         -9.62     3.62     9.38
Opportunities Portfolio:
Service Class

GVIT Comstock GVIT Value Fund:  -2.38       NA     2.09
Class I

GVIT Dreyfus GVIT Mid Cap       11.20       NA    10.54
Index Fund: Class I

GVIT Federated GVIT Equity      -0.46       NA     1.58
Income Fund: Class I

GVIT Gartmore GVIT Emerging        NA       NA   -22.39
Markets Fund: Class I

GVIT Gartmore GVIT Global          NA       NA   -43.05
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Government    5.63     7.08     8.76
Bond Fund: Class I

GVIT Gartmore GVIT Growth      -18.04    -0.76     6.27
Fund: Class I

GVIT Gartmore GVIT                 NA       NA   -30.44
International Growth Fund:
Class I

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Conservative Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Moderate Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Aggressive Fund

GVIT Gartmore GVIT Money         4.82     5.00     6.63
Market Fund: Class I

GVIT Gartmore GVIT Total        -2.63     7.12    13.15
Return Fund: Class I

GVIT Gartmore GVIT Worldwide    -4.35       NA     1.29
Leaders Fund: Class I

GVIT GVIT Small Cap Growth         NA       NA    17.41
Fund: Class I

GVIT Small Cap Value Fund:      22.17       NA    14.20
Class I

GVIT GVIT Small Company Fund:   13.53    11.64    15.48
Class I

GVIT J.P. Morgan GVIT Balanced  -1.07       NA     1.45
Fund: Class I

GVIT MAS GVIT Multi Sector       3.79       NA     3.60
Bond Fund: Class I

GVIT Nationwide GVIT Strategic   0.30       NA     0.70
Value Fund: Class I

GVIT Strong GVIT Mid Cap         2.90       NA     6.02
Growth Fund: Class I



                                                    Annual Percentage Change              Non Annualized Percentage Change
                                                    ------------------------   ----------------------------------------------------

                                  Fund    Unit                                  1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs. Inception
 UNDERLYING INVESTMENT OPTIONS Inception  Values    1999     2000      2001      To       to       to       to       to      to
                                 Date**  12/31/01                             12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
Janus Aspen Series - Janus     05/01/97    6.44     66.95    -19.35   -21.83     1.33  -21.83     -36.96    5.25      NA    110.68
Capital Appreciation
Portfolio: Service Shares

Janus Aspen Series - Janus     01/18/00    4.13        NA        NA   -37.31     1.49  -37.31         NA      NA      NA    -58.70
Global Technology
Portfolio: Service Shares

Janus Aspen Series - Janus     05/02/94    6.34     82.31    -16.97   -23.43     3.80  -23.43     -36.42   15.91   61.07    159.56
International Growth
Portfolio: Service Shares

Neuberger Berman AMT           11/03/97   15.07     14.93      1.13    -1.51     1.17   -1.51      -0.39   14.48      NA     58.57
Guardian Portfolio

Neuberger Berman AMT           11/03/97   14.95     53.89     -7.46   -24.64     2.29  -24.64     -30.27    7.31      NA     75.18
Mid-Cap Growth Portfolio

Neuberger Berman AMT           03/22/94   10.95      7.37      0.70    -2.83     2.65   -2.83      -2.14    5.07   43.70    148.26
Partners Portfolio

Oppenheimer Variable           08/15/86   12.59     83.60    -11.24   -31.27     2.44  -31.27     -38.99   12.01   40.55    536.72
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class

Oppenheimer Variable           04/03/85   15.32     41.66     -0.23   -12.58     1.67  -12.58     -12.78   23.56   94.10    855.21
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable           06/30/95    8.44     58.48      5.09   -12.04     2.38  -12.04      -7.56   46.50  104.65    281.62
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable           07/05/95   10.44     21.71     -8.78   -10.16     1.71  -10.16     -18.04   -0.25   38.36    129.64
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class

Strong Opportunity Fund        06/30/95    9.51     34.91      6.35    -3.48     4.08   -3.48       2.65   38.48   97.26    341.72
II, Inc.

The Universal                  06/16/97   11.36     29.37     11.39    10.10     2.53   10.10      22.64   58.66      NA     14.52
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio

The Universal                  10/18/99    6.14        NA     -7.33   -29.31     2.46  -29.31     -34.49      NA      NA     -9.34
Institutional Funds, Inc.
- Mid Cap Growth Portfolio

The Universal                  07/03/95   12.01     -3.37     28.06     9.84     2.71    9.84      40.66   35.92   45.92    122.17
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio

Van Eck Worldwide              12/21/95    7.53    100.28    -41.87    -1.81     6.54   -1.81     -42.92   14.33  -33.43    -16.42
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide              09/01/89    8.33     21.00     11.40   -10.44     4.09  -10.44      -0.23   20.72  -18.06     46.53
Insurance Trust -
Worldwide Hard Assets Fund


                                 Annualized Percentage Change
                                 ----------------------------
                                 3 Yrs.   5 yrs.  Inception
 UNDERLYING INVESTMENT OPTIONS    to       to       To
                                 2/31/01 12/31/01 12/31/01
Janus Aspen Series - Janus       1.72       NA     17.32
Capital Appreciation
Portfolio: Service Shares

Janus Aspen Series - Janus         NA       NA    -36.43
Global Technology
Portfolio: Service Shares

Janus Aspen Series - Janus       5.05    10.00     13.26
International Growth
Portfolio: Service Shares

Neuberger Berman AMT             4.61       NA     11.72
Guardian Portfolio

Neuberger Berman AMT             2.38       NA     14.43
Mid-Cap Growth Portfolio

Neuberger Berman AMT             1.66     7.52     12.41
Partners Portfolio

Oppenheimer Variable             3.85     7.05     12.79
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class

Oppenheimer Variable             7.31    14.18     14.43
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable            13.57    15.40     12.78
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable            -0.08     6.71     13.67
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class

Strong Opportunity Fund         11.46    14.55     16.65
II, Inc.

The Universal                   16.63       NA      3.03
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio

The Universal                      NA       NA     -4.36
Institutional Funds, Inc.
- Mid Cap Growth Portfolio

The Universal                   10.77     7.85     13.08
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio

Van Eck Worldwide                4.56    -7.82     -2.93
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide                6.48    -3.91      3.15
Insurance Trust -
Worldwide Hard Assets Fund


**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percentage change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.80% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures; i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

Performance summary information is not available for the GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund as these funds were added to the separate account January 25, 2002.


Performance summary information is not available for the American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP

International Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolios: Service Class, GVIT - Gartmore GVIT Global Financial Services Fund: Class I, GVIT - Gartmore GVIT Global Health Sciences Fund: Class I, GVIT - Gartmore GVIT Global Utilities Fund: Class I, GVIT - Gartmore GVIT Nationwide Leaders Fund: Class I, GVIT - Gartmore GVIT U.S. Growth Leaders Fund:
Class I, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class, as these funds were added to the separate account May 1, 2002.

                                  1 YEAR TO      2 YEARS TO      3 YEARS TO      5 YEARS TO       10 YEARS TO       INCEPTION TO
                                  ---------      -----------     -----------     -----------      ------------      ------------
                                  12/31/01       12/31/01        12/31/01         12/31/01         12/31/01          12/31/01
                                  --------       --------        --------         --------         --------          --------
                        FUND             CASH           CASH            CASH             CASH              CASH            CASH
UNDERLYING MUTUAL FUND INCEPTION ACCUM.  SURR.  ACCUM.  SURR.   ACCUM.  SURR.   ACCUM.   SURR.    ACCUM.   SURR.  ACCUM.   SURR.
        OPTIONS         DATE**   VALUE   VALUE  VALUE   VALUE   VALUE   VALUE   VALUE    VALUE    VALUE    VALUE  VALUE    VALUE

American Century        10/30/97 $7,351 $3,420 $13,742 $10,007 $21,914 $18,573     NA      NA       NA       NA  $44,948   $42,196
Variable Portfolios,
Inc. - American
Century VP Income &
Growth: Class I

American Century        05/01/94 $5,546 $1,615 $10,092  $6,358 $18,271 $14,930 $38,664 $35,912       NA       NA  $75,806  $74,233
Variable Portfolios,
Inc. - American
Century  VP
International Class I

American Century        05/01/96 $9,183 $5,252 $19,719 $15,985 $30,693 $27,351 $56,280 $53,528       NA       NA  $70,188  $67,830
Variable Portfolios,
Inc. - American
Century VP Value Class
I

The Dreyfus Socially    10/06/93 $6,117 $2,186 $11,502  $7,767 $19,122 $15,781 $40,607 $37,856       NA       NA $108,140 $106,961
Responsible Growth
Fund, Inc.: Initial
Shares

Dreyfus Stock Index     09/29/89 $7,016 $3,085 $13,246  $9,511 $21,385 $18,044 $44,740 $41,989 $153,228 $152,245 $238,443 $238,050
Fund, Inc.: Initial
Shares

Dreyfus Variable        04/05/93 $7,269 $3,339 $14,360 $10,626 $22,816 $19,475 $47,140 $44,389       NA       NA $130,664 $129,485
Investment Fund -
Appreciation
Portfolio: Initial
Shares

Federated Insurance     04/22/99 $8,802 $4,872 $18,269 $14,535      NA     NA       NA      NA       NA       NA  $27,739  $24,398
Series - Federated
Quality Bond Fund ll:
Primary Shares

Fidelity VIP            10/09/86 $7,644 $3,713 $15,741 $12,007 $24,897 $21,556 $47,543 $44,792 $152,694 $151,712 $349,800 $349,800
Equity-Income
Portfolio: Service
Class

Fidelity VIP Growth     10/09/86 $6,520 $2,590 $12,256  $8,522 $20,789 $17,448 $46,135 $43,383 $156,703 $155,721 $404,028 $404,028
Portfolio: Service
Class

Fidelity VIP High       09/19/85 $7,089 $3,158 $12,361  $8,627 $18,671 $15,330 $31,100 $28,348  $79,505  $78,522 $197,679 $197,679
Income Portfolio:
Service Class

Fidelity VIP II         01/03/95 $6,985 $3,054 $13,384  $9,650 $21,963 $18,622 $45,922 $43,170       NA       NA  $84,000  $82,035
Contrafund(R)Portfolio:
Service Class

Fidelity VIP III        01/03/95 $6,806 $2,875 $12,297  $8,563 $18,610 $15,269 $35,775 $33,023       NA       NA  $61,848  $59,883
Growth Opportunities
Portfolio: Service
Class

Fidelity VIP Overseas   01/28/87 $6,246 $2,315 $11,159  $7,425 $18,861 $15,520 $36,389 $33,637  $97,898  $96,916 $180,195 $180,195
Portfolio: Service
Class

GVIT Comstock GVIT      10/31/97 $8,481 $4,550 $15,974 $12,240 $24,267 $20,926      NA      NA       NA       NA  $42,770  $40,018
Value Fund: Class I

GVIT Federated GVIT     10/31/97 $7,021 $3,090 $13,181  $9,447 $21,067 $17,726      NA      NA       NA       NA  $40,109  $37,358
Equity Income Fund:
Class I 1

GVIT Gartmore GVIT      08/30/00 $7,620 $3,689      NA      NA      NA     NA       NA      NA       NA       NA  $14,919  $11,184
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT      06/30/00 $4,301 $0,370      NA      NA      NA     NA       NA      NA       NA       NA  $10,117   $6,383
Global Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT      11/08/82 $8,733 $4,802 $18,324 $14,589 $28,099 $24,758 $50,016 $47,265 $117,222 $116,239 $365,259 $365,259
Government Bond Fund:
Class I

GVIT Gartmore GVIT      04/15/92 $5,580 $1,649  $9,640  $5,905 $14,477 $11,135 $28,080 $25,328       NA       NA  $90,621  $89,638
Growth Fund: Class I

GVIT Gartmore GVIT      08/30/00 $5,600 $1,669      NA      NA      NA     NA       NA      NA       NA       NA  $13,243   $9,508
International Growth
Fund: Class I

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,274   $5,343
Investor Destinations
Aggressive Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,257   $5,326
Investor Destinations
Moderately Aggressive
Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,213   $5,283
Investor Destinations
Moderately
Conservative Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,185   $5,254
Investor Destinations
Moderately
Conservative Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,231   $5,300
Investor Destinations
Moderate Fund

GVIT Gartmore GVIT      11/10/81 $8,414 $4,483 $17,114 $13,380 $26,725 $23,383 $46,945 $44,194 $103,381 $102,398 $291,605 $291,605
Money Market Fund:
Class I

GVIT Gartmore GVIT      11/08/82 $7,038 $3,107 $13,824 $10,090 $21,630 $18,289 $41,995 $39,244 $131,088 $130,105 $544,585 $544,585
Total Return Fund:
Class I Gartmore GVIT
Tot Return-Class 1

GVIT Gartmore GVIT      10/31/97 $6,426 $2,495 $11,964  $8,230 $19,408 $16,066      NA      NA       NA       NA  $39,167  $36,416
Worldwide Leaders
Fund: Class I

GVIT GVIT Small Cap     05/03/99 $7,097 $3,166 $12,945  $9,210      NA     NA       NA      NA       NA       NA  $27,153  $23,812
Growth Fund: Class I

GVIT GVIT Small         10/23/95 $7,478 $3,547 $15,553 $11,819 $27,708 $24,367 $53,697 $50,946       NA       NA  $88,327  $86,361
Company Fund: Class I

GVIT J.P. Morgan GVIT   10/31/97 $7,769 $3,838 $15,339 $11,605 $23,484 $20,142      NA      NA       NA       NA  $41,611  $38,859
Balanced Fund: Class I

GVIT MAS GVIT Multi     10/31/97 $8,463 $4,533 $17,169 $13,434 $26,478 $23,137      NA      NA       NA       NA  $45,699  $42,948
Sector Bond Fund:
Class I

GVIT Nationwide GVIT    10/31/97 $7,786 $3,855 $16,012 $12,278 $24,457 $21,116      NA      NA       NA       NA  $44,549  $41,797
Strategic Value Fund:
Class I

GVIT Small Cap Value    10/31/97$10,609 $6,678 $22,019 $18,285 $37,133 $33,792      NA      NA       NA       NA  $65,290  $62,538
Fund: Class I

GVIT Strong GVIT Mid    10/31/97 $5,440 $1,509 $10,055  $6,321 $19,345 $16,004      NA      NA       NA       NA  $42,248  $39,497
Cap Growth Fund:
Class I


Janus Aspen Series -    05/01/97 $6,171 $2,240 $11,060  $7,325 $20,049 $16,708      NA      NA       NA       NA  $47,271  $44,519
Janus Capital
Appreciation
Portfolio: Service
Shares

Janus Aspen Series -    01/18/00 $4,789 $0,859      NA      NA      NA     NA       NA      NA       NA       NA   $7,935   $4,201
Janus Global
Technology Portfolio:
Service Shares

Janus Aspen Series -    05/02/94 $6,027 $2,096 $10,984  $7,250 $20,770 $17,429 $44,865 $42,114       NA       NA  $99,656  $98,084
Janus International
Growth Portfolio:
Service Shares

Neuberger Berman AMT    11/03/97 $7,967 $4,036 $15,841 $12,107 $25,454 $22,113      NA      NA       NA       NA  $49,404  $46,653
Guardian Portfolio

Neuberger Berman AMT    11/03/97 $5,903 $1,972 $11,415  $7,680 $20,432 $17,091      NA      NA       NA       NA  $48,644  $45,892
Mid-Cap Growth
Portfolio

Neuberger Berman AMT    03/22/94 $7,827 $3,896 $15,520 $11,785 $24,352 $21,011 $44,984 $42,233       NA       NA  $97,358  $95,785
Partners Portfolio

Oppenheimer Variable    08/15/86 $5,319 $1,389 $10,154  $6,420 $19,693 $16,352 $41,045 $38,293 $132,499 $131,516 $344,789 $344,789
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA:
Initial Class

Oppenheimer Variable    04/03/85 $6,989 $3,058 $13,901 $10,167 $24,284 $20,943 $52,460 $49,708 $184,906 $183,923 $517,615 $517,615
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable    06/30/95 $7,005 $3,074 $14,344 $10,610 $26,603 $23,262 $56,760 $54,008 $173,158 $172,175 $219,001 $218,411
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable    07/05/95 $7,196 $3,265 $13,618  $9,884 $22,066 $18,725 $41,786 $39,034       NA       NA  $70,093  $68,128
Account Funds -
Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class

Strong Opportunity      06/30/95 $7,772 $3,841 $15,904 $12,170 $27,521 $24,180 $56,297 $53,546       NA       NA $177,494 $176,511
Fund II, Inc.

The Universal           06/16/97 $8,950 $5,020 $18,715 $14,980 $31,932 $28,591      NA      NA       NA       NA  $48,582  $45,830
Institutional Funds,
Inc. - Emerging
Markets Debt Portfolio

The Universal           10/18/99 $5,509 $1,578 $10,657  $6,923      NA     NA       NA      NA       NA       NA  $22,543  $19,202
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio

The Universal           07/03/95 $8,935 $5,005 $20,229 $16,495 $31,472 $28,131 $53,112 $50,361       NA       NA  $83,239  $81,273
Institutional Funds,
Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide       12/21/95 $7,899 $3,968 $12,206  $8,472 $22,021 $18,680 $33,309 $30,558       NA       NA  $51,104  $49,139
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide       09/01/89 $7,188 $3,257 $15,076 $11,342 $25,202 $21,861 $38,560 $35,809  $87,681  $86,698 $118,241 $117,848
Insurance Trust -
Worldwide Hard Assets
Fund



**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown. The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 50 year-old male, preferred plus, with a level death benefit. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.80% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Expenses" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.


Performance summary information is not available for the GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund as these funds were added to the separate account January 25, 2002.

Performance summary information is not available for the American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP International
Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolios:
Service Class, GVIT - Gartmore GVIT Global Financial Services Fund: Class I, GVIT - Gartmore GVIT Global Health Sciences Fund: Class I, GVIT - Gartmore GVIT Global Utilities Fund: Class I, GVIT - Gartmore GVIT Nationwide Leaders Fund:
Class I, GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA:
Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class, as these funds were added to the separate account May 1, 2002.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.94% This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fee waivers, the annual effective rate would have been 0.69%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.94% 5.06% and 11.06%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations. Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                                       0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS          12% HYPOTHETICAL GROSS
                                         INVESTMENT RETURN                  INVESTMENT RETURN               INVESTMENT RETURN
                                   -------------------------------   ----------------------------    ----------------------------
                    PREMIUMS
                    PAID PLUS                     CASH                            CASH                           CASH
   POLICY          INTEREST AT     CASH         SURRENDER  DEATH       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
    YEAR                5%         VALUE          VALUE   BENEFIT      VALUE     VALUE     BENEFIT    VALUE       VALUE    BENEFIT
     1                2,100        1,362            412   100,000      1,456         506   100,000    1,551        601     100,000
     2                4,305        2,613          1,469   100,000      2,884       1,740   100,000    3,167      2,023     100,000
     3                6,620        3,933          2,910   100,000      4,466       3,442   100,000    5,044      4,020     100,000
     4                9,051        5,151          4,188   100,000      6,033       5,070   100,000    7,029      6,066     100,000
     5               11,604        6,265          5,422   100,000      7,584       6,742   100,000    9,134      8,291     100,000
     6               14,284        7,295          6,572   100,000      9,137       8,414   100,000   11,391     10,669     100,000
     7               17,098        8,234          7,632   100,000     10,685      10,083   100,000   13,812     13,210     100,000
     8               20,053        9,088          8,606   100,000     12,233      11,751   100,000   16,422     15,940     100,000
     9               23,156        9,861          9,500   100,000     13,788      13,427   100,000   19,249     18,888     100,000
    10               26,414       10,547         10,246   100,000     15,343      15,042   100,000   22,314     22,013     100,000
    11               29,834       11,101         10,861   100,000     16,857      16,616   100,000   25,607     25,367     100,000
    12               33,426       11,560         11,379   100,000     18,363      18,182   100,000   29,195     29,014     100,000
    13               37,197       11,969         11,848   100,000     19,908      19,788   100,000   33,155     33,034     100,000
    14               41,157       12,314         12,254   100,000     21,481      21,421   100,000   37,523     37,463     100,000
    15               45,315       12,548         12,548   100,000     23,043      23,043   100,000   42,320     42,320     100,000
    16               49,681       12,769         12,769   100,000     24,755      24,755   100,000   47,887     47,887     100,000
    17               54,265       12,863         12,863   100,000     26,467      26,467   100,000   54,074     54,074     100,000
    18               59,078       12,827         12,827   100,000     28,180      28,180   100,000   60,976     60,976     100,000
    19               64,132       12,656         12,656   100,000     29,895      29,895   100,000   68,706     68,706     100,000
    20               69,439       12,338         12,338   100,000     31,611      31,611   100,000   77,393     77,393     100,000
    21               75,010       11,841         11,841   100,000     33,310      33,310   100,000   87,188     87,188     100,000
    22               80,861       11,089         11,089   100,000     34,943      34,943   100,000   98,267     98,267     103,180
    23               87,004       10,042         10,042   100,000     36,492      36,492   100,000  110,564    110,564     116,092
    24               93,454        8,657          8,657   100,000     37,938      37,938   100,000  124,125    124,125     130,331
    25              100,227        6,869          6,869   100,000     39,250      39,250   100,000  139,073    139,073     146,026
    26              107,338        4,410          4,410   100,000     40,267      40,267   100,000  155,526    155,526     163,302
    27              114,805        1,407          1,407   100,000     41,092      41,092   100,000  173,644    173,644     182,326
    28              122,645          (*)            (*)       (*)     41,687      41,687   100,000  193,588    193,588     203,268
    29              130,878          (*)            (*)       (*)     42,003      42,003   100,000  215,529    215,529     226,306
    30              139,522          (*)            (*)       (*)     41,968      41,968   100,000  239,651    239,651     251,633


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                                      0% Hypothetical Gross             6% Hypothetical Gross         12% Hypothetical Gross
                                        Investment Return                 Investment Return              Investment Return
                                  ----------------------------     ----------------------------     ----------------------------
                     Premiums
                    Paid Plus                Cash                               Cash                              Cash
           Policy  Interest at    Cash    Surrender    Death       Cash      Surrender  Death       Cash      Surrender   Death
             Year       5%        Value     Value     Benefit      Value       Value    Benefit     Value        Value   Benefit
              1       2,100         743          -    100,000        818           -    100,000        894           -   100,000
              2       4,305       1,397        254    100,000      1,593         449    100,000      1,798         655   100,000
              3       6,620       2,138      1,115    100,000      2,503       1,479    100,000      2,902       1,878   100,000
              4       9,051       2,778      1,815    100,000      3,361       2,398    100,000      4,028       3,064   100,000
              5      11,604       3,306      2,463    100,000      4,156       3,313    100,000      5,168       4,325   100,000
              6      14,284       3,712      2,990    100,000      4,871       4,149    100,000      6,315       5,592   100,000
              7      17,098       3,984      3,382    100,000      5,492       4,890    100,000      7,457       6,855   100,000
              8      20,053       4,102      3,621    100,000      5,993       5,512    100,000      8,578       8,096   100,000
              9      23,156       4,047      3,686    100,000      6,349       5,988    100,000      9,656       9,295   100,000
             10      26,414       3,798      3,497    100,000      6,532       6,231    100,000     10,673      10,372   100,000
             11      29,834       3,335      3,094    100,000      6,513       6,272    100,000     11,607      11,366   100,000
             12      33,426       2,637      2,456    100,000      6,261       6,081    100,000     12,433      12,252   100,000
             13      37,197       1,681      1,561    100,000      5,742       5,621    100,000     13,126      13,005   100,000
             14      41,157         437        377    100,000      4,911       4,851    100,000     13,651      13,591   100,000
             15      45,315         (*)        (*)        (*)      3,709       3,709    100,000     13,959      13,959   100,000
             16      49,681         (*)        (*)        (*)      2,111       2,111    100,000     14,100      14,100   100,000
             17      54,265         (*)        (*)        (*)        (*)         (*)        (*)     13,887      13,887   100,000
             18      59,078         (*)        (*)        (*)        (*)         (*)        (*)     13,206      13,206   100,000
             19      64,132         (*)        (*)        (*)        (*)         (*)        (*)     11,914      11,914   100,000
             20      69,439         (*)        (*)        (*)        (*)         (*)        (*)      9,842       9,842   100,000
             21      75,010         (*)        (*)        (*)        (*)         (*)        (*)      6,787       6,787   100,000
             22      80,861         (*)        (*)        (*)        (*)         (*)        (*)      2,488       2,488   100,000
             23      87,004         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             24      93,454         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             25     100,227         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             26     107,338         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             27     114,805         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             28     122,645         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             29     130,878         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             30     139,522         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                          0% Hypothetical Gross             6% Hypothetical Gross                12% Hypothetical Gross
                           Investment Return                  Investment Return                     Investment Return
                         ---------------------------      ------------------------------        --------------------------------
            Premiums
            Paid Plus                Cash                              Cash                                  Cash
   Policy  Interest at    Cash     Surrender  Death       Cash      Surrender     Death         Cash        Surrender    Death
    Year       5%        Value       Value   Benefit      Value       Value      Benefit        Value         Value     Benefit
      1       2,100      1,358         408   101,358       1,452         502      101,452       1,547           597     101,547
      2       4,305      2,600       1,456   102,600       2,870       1,726      102,870       3,151         2,007     103,151
      3       6,620      3,903       2,880   103,903       4,432       3,408      104,432       5,005         3,981     105,005
      4       9,051      5,094       4,131   105,094       5,966       5,003      105,966       6,949         5,986     106,949
      5      11,604      6,170       5,327   106,170       7,466       6,624      107,466       8,990         8,147     108,990
      6      14,284      7,149       6,427   107,149       8,949       8,227      108,949      11,152        10,430     111,152
      7      17,098      8,025       7,423   108,025      10,404       9,802      110,404      13,440        12,838     113,440
      8      20,053      8,801       8,319   108,801      11,833      11,351      111,833      15,869        15,387     115,869
      9      23,156      9,483       9,121   109,483      13,238      12,877      113,238      18,456        18,095     118,456
     10      26,414     10,061       9,760   110,061      14,607      14,306      114,607      21,207        20,906     121,207
     11      29,834     10,487      10,246   110,487      15,887      15,646      115,887      24,083        23,842     124,083
     12      33,426     10,801      10,620   110,801      17,111      16,930      117,111      27,137        26,957     127,137
     13      37,197     11,055      10,934   111,055      18,330      18,210      118,330      30,442        30,321     130,442
     14      41,157     11,233      11,173   111,233      19,527      19,467      119,527      34,003        33,943     134,003
     15      45,315     11,283      11,283   111,283      20,644      20,644      120,644      37,790        37,790     137,790
     16      49,681     11,292      11,292   111,292      21,819      21,819      121,819      42,067        42,067     142,067
     17      54,265     11,154      11,154   111,154      22,897      22,897      122,897      46,643        46,643     146,643
     18      59,078     10,869      10,869   110,869      23,872      23,872      123,872      51,546        51,546     151,546
     19      64,132     10,431      10,431   110,431      24,731      24,731      124,731      56,804        56,804     156,804
     20      69,439      9,832       9,832   109,832      25,459      25,459      125,459      62,444        62,444     162,444
     21      75,010      9,041       9,041   109,041      26,015      26,015      126,015      68,471        68,471     168,471
     22      80,861      7,978       7,978   107,978      26,307      26,307      126,307      74,838        74,838     174,838
     23      87,004      6,612       6,612   106,612      26,287      26,287      126,287      81,546        81,546     181,546
     24      93,454      4,912       4,912   104,912      25,902      25,902      125,902      88,593        88,593     188,593
     25     100,227      2,831       2,831   102,831      25,086      25,086      125,086      95,962        95,962     195,962
     26     107,338        117         117   100,117      23,552      23,552      123,552     103,414       103,414     203,414
     27     114,805        (*)         (*)       (*)      21,459      21,459      121,459     111,156       111,156     211,156
     28     122,645        (*)         (*)       (*)      18,739      18,739      118,739     119,176       119,176     219,176
     29     130,878        (*)         (*)       (*)      15,306      15,306      115,306     127,445       127,445     227,445
     30     139,522        (*)         (*)       (*)      11,053      11,053      111,053     135,912       135,912     235,912


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
                              ---------------------------       ------------------------------        -----------------------------
                 PREMIUMS
                 PAID PLUS                CASH                              CASH                                   CASH
        POLICY  INTEREST AT    CASH     SURRENDER  DEATH        CASH      SURRENDER      DEATH         CASH      SURRENDER   DEATH
         YEAR       5%        VALUE       VALUE   BENEFIT       VALUE       VALUE       BENEFIT       VALUE        VALUE    BENEFIT
           1       2,100        733           -   100,733         807           -       100,807          882           -    100,882
           2       4,305      1,369         225   101,369       1,561         417       101,561        1,763         619    101,763
           3       6,620      2,083       1,060   102,083       2,438       1,415       102,438        2,828       1,804    102,828
           4       9,051      2,686       1,723   102,686       3,250       2,287       103,250        3,895       2,932    103,895
           5      11,604      3,168       2,325   103,168       3,982       3,139       103,982        4,951       4,108    104,951
           6      14,284      3,517       2,795   103,517       4,615       3,893       104,615        5,981       5,259    105,981
           7      17,098      3,721       3,119   103,721       5,132       4,530       105,132        6,968       6,366    106,968
           8      20,053      3,762       3,281   103,762       5,506       5,024       105,506        7,884       7,403    107,884
           9      23,156      3,621       3,260   103,621       5,707       5,346       105,707        8,700       8,339    108,700
          10      26,414      3,281       2,980   103,281       5,710       5,409       105,710        9,383       9,082    109,383
          11      29,834      2,725       2,484   102,725       5,483       5,242       105,483        9,899       9,658    109,899
          12      33,426      1,939       1,758   101,939       5,000       4,819       105,000       10,212      10,032    110,212
          13      37,197        908         787   100,908       4,230       4,109       104,230       10,283      10,162    110,283
          14      41,157        (*)         (*)       (*)       3,137       3,077       103,137       10,061      10,001    110,061
          15      45,315        (*)         (*)       (*)       1,677       1,677       101,677        9,485       9,485    109,485
          16      49,681        (*)         (*)       (*)         (*)         (*)           (*)        8,560       8,560    108,560
          17      54,265        (*)         (*)       (*)         (*)         (*)           (*)        7,104       7,104    107,104
          18      59,078        (*)         (*)       (*)         (*)         (*)           (*)        4,992       4,992    104,992
          19      64,132        (*)         (*)       (*)         (*)         (*)           (*)        2,085       2,085    102,085
          20      69,439        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          21      75,010        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          22      80,861        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          23      87,004        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          24      93,454        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          25     100,227        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          26     107,338        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          27     114,805        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          28     122,645        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          29     130,878        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          30     139,522        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002


















-------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:
  Investments at fair value:

American Century VP - American Century VP Income & Growth (ACVPIncGr)
  6,019,361 shares (cost $41,013,581) ...........................................        $ 38,885,069

American Century VP - American Century VP International (ACVPInt)
  6,805,057 shares (cost $44,006,191) ...........................................          44,845,327

American Century VP - American Century VP Value (ACVPValue)
  3,922,895 shares (cost $26,934,993) ...........................................          29,186,338

Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
  91,909 shares (cost $1,300,175) ...............................................             893,355

Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
  223,049 shares (cost $1,806,237) ..............................................           1,860,227

Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
  271,145 shares (cost $3,448,495) ..............................................           3,473,366

Dreyfus IP - European Equity Portfolio (DryEuroEq)
  148,478 shares (cost $1,570,175) ..............................................           1,587,234

The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
  778,608 shares (cost $25,446,585) .............................................          20,765,487

Dreyfus Stock Index Fund (DryStkIx)
  8,031,408 shares (cost $274,000,223) ..........................................         235,802,147

Dreyfus VIF - Appreciation Portfolio (DryAp)
  995,164 shares (cost $36,796,939) .............................................          34,810,845

Federated IS - Federated Quality Bond Fund II (FISFedQual)
  4,200,689 shares (cost $45,819,629) ...........................................          47,341,767

Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
  2,400,172 shares (cost $55,785,694) ...........................................          54,411,896

Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
  3,002,680 shares (cost $124,251,820) ..........................................         100,529,730

Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
  2,459,845 shares (cost $18,732,820) ...........................................          15,693,808

Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
  1,485,490 shares (cost $19,915,465) ...........................................          20,544,330

Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
  2,666,503 shares (cost $59,775,589) ...........................................          53,490,043

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
  985,936 shares (cost $18,118,012) .............................................          14,897,492


                                                                     (Continued)


                 NATIONWIDE VLI SEPARATE ACCOUNT-4
   STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  1,489,066 shares (cost $34,202,465) ....................................         30,630,085

Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  3,895,201 shares (cost $21,253,021) ....................................         15,892,419

Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,451,957 shares (cost $31,733,139) ....................................         33,830,605

Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  1,451,136 shares (cost $24,564,122) ....................................         15,309,484

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  1,324,053 shares (cost $17,091,876) ....................................         17,437,774

Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  500,985 shares (cost $5,777,436) .......................................          5,200,219

Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  1,300,267 shares (cost $10,157,385) ....................................          9,673,987

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  145,792 shares (cost $1,000,613) .......................................          1,032,207

Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  281,202 shares (cost $1,271,647) .......................................          1,183,859

Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  46,072 shares (cost $280,602) ..........................................            282,882

Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
  3,424,779 shares (cost $39,892,579) ....................................         31,781,950

Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  10,211,017 shares (cost $117,595,200) ..................................        119,060,458

Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I (NSATBal)
  1,287,476 shares (cost $12,638,595) ....................................         12,102,271

Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
  4,290,554 shares (cost $39,930,027) ....................................         39,215,662

Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  496,491,234 shares (cost $496,491,234) .................................        496,491,234

Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
  718,578 shares (cost $9,953,609) .......................................         10,405,008

Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  4,059,886 shares (cost $41,811,120) ....................................         42,060,416

Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
  2,344,807 shares (cost $45,513,546) ....................................         43,707,201

Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
  212,735 shares (cost $2,082,135) .......................................          2,052,897

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  2,139,881 shares (cost $29,777,251) ....................................         24,801,221


     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       12,188,233 shares (cost $139,575,550) ........................            120,541,627

     Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
       125,478 shares (cost $440,627) ...............................                456,740

     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       839,404 shares (cost $12,777,254) ............................             12,288,868

     Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
       2,433,523 shares (cost $43,009,370) ..........................             41,223,871

     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       805,791 shares (cost $12,522,554) ............................             12,167,440

     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       1,506,812 shares (cost $92,078,378) ..........................             61,357,378

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       2,157,373 shares (cost $90,369,136) ..........................             78,916,713

     Oppenheimer Global Securities Fund/VA (OppGlSec)
       675,714 shares (cost $15,038,394) ............................             15,433,306

     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       1,376,400 shares (cost $29,065,392) ..........................             26,137,837

     Strong Opportunity Fund II, Inc.(StOpp2)
       1,052,045 shares (cost $23,560,303) ..........................             20,462,273

     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       344,802 shares (cost $2,449,208) .............................              2,392,923

     UIF - Mid Cap Growth Portfolio (UIFMidCapG)
       286,837 shares (cost $2,658,350) .............................              2,504,089

     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       1,250,028 shares (cost $14,797,165) ..........................             15,100,340

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       638,057 shares (cost $5,076,677)..............................              5,193,783

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       150,153 shares (cost $1,711,796) .............................              1,605,137
                                                                             ---------------
          Total investments .........................................          2,086,952,625
  Accounts receivable ...............................................                 82,789
                                                                             ---------------
          Total assets ..............................................          2,087,035,414
Accounts payable ....................................................                    -
                                                                             ---------------
Contract owners' equity (note 7) ....................................        $ 2,087,035,414
                                                                             ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                                    Total
                                                        ---------------------------------------------------------
                                                                  2001               2000              1999
                                                        ---------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $       32,760,122        21,039,631         6,784,764
  Mortality and expense risk charges (note 3) ...               (2,988,525)       (1,473,980)         (382,102)
                                                        ------------------   ---------------    --------------
   Net investment income ........................               29,771,597        19,565,651         6,402,662
                                                        ------------------   ---------------    --------------

  Proceeds from mutual funds shares sold ........            1,282,903,811       537,305,272       201,999,339
  Cost of mutual fund shares sold ...............           (1,463,574,291)     (520,733,854)     (195,191,587)
                                                        ------------------   ---------------    --------------
   Realized gain (loss) on investments ..........             (180,670,480)       16,571,418         6,807,752
  Change in unrealized gain (loss)
   on investments ...............................              (49,709,311)     (178,984,942)       42,568,531
                                                        ------------------   ---------------    --------------
   Net gain (loss) on investments ...............             (230,379,791)     (162,413,524)       49,376,283
                                                        ------------------   ---------------    --------------
  Reinvested capital gains ......................               40,368,917        50,385,356         6,941,880
                                                        ------------------   ---------------    --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........       $     (160,239,277)      (92,462,517)       62,720,825
                                                        ==================   ===============    ==============




                                                                               ACVPIncGr
                                                       ------------------------------------------------------
                                                               2001               2000              1999
                                                       ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              269,901            89,434               345
  Mortality and expense risk charges (note 3) ...              (79,846)          (33,218)           (4,870)
                                                        --------------   ---------------     -------------
   Net investment income ........................              190,055            56,216            (4,525)
                                                        --------------   ---------------     -------------

  Proceeds from mutual funds shares sold ........           13,539,777         4,190,922         4,238,041
  Cost of mutual fund shares sold ...............          (15,377,999)       (4,127,013)       (3,971,748)
                                                        --------------   ---------------     -------------
   Realized gain (loss) on investments ..........           (1,838,222)           63,909           266,293
  Change in unrealized gain (loss)
   on investments ...............................             (668,796)       (2,277,235)          692,513
                                                        --------------   ---------------     -------------
   Net gain (loss) on investments ...............           (2,507,018)       (2,213,326)          958,806
                                                        --------------   ---------------     -------------
  Reinvested capital gains ......................                  -                 -                 -
                                                        --------------   ---------------     -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........           (2,316,963)       (2,157,110)          954,281
                                                        ==============   ===============     =============



                                                                                ACVPInt
                                                        -----------------------------------------------------
                                                               2001               2000               1999
                                                        -----------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                 36,851            29,817               -
  Mortality and expense risk charges (note 3) ...                (77,946)          (43,822)           (3,029)
                                                          --------------      ------------      ------------
   Net investment income ........................                (41,095)          (14,005)           (3,029)
                                                          --------------      ------------      ------------

  Proceeds from mutual funds shares sold ........            103,850,931        11,287,808         2,517,615
  Cost of mutual fund shares sold ...............           (129,326,130)       (8,439,891)       (1,889,551)
                                                          --------------      ------------      ------------
   Realized gain (loss) on investments ..........            (25,475,199)        2,847,917           628,064
  Change in unrealized gain (loss)
   on investments ...............................              6,676,950       (10,029,310)        4,031,727
                                                          --------------      ------------      ------------
   Net gain (loss) on investments ...............            (18,798,249)       (7,181,393)        4,659,791
                                                          --------------      ------------      ------------
  Reinvested capital gains ......................              4,068,852           445,800               -
                                                          --------------      ------------      ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........            (14,770,492)       (6,749,598)        4,656,762
                                                          ==============      ============      ============



                                                                                 ACVPValue
                                                        --------------------------------------------------------
                                                                 2001              2000              1999
                                                        --------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $          109,166            29,260             9,053
  Mortality and expense risk charges (note 3) ..                   (14,532)           (2,491)             (698)
                                                        ------------------   ---------------    --------------
   Net investment income .......................                    94,634            26,769             8,355
                                                        ------------------   ---------------    --------------

  Proceeds from mutual funds shares sold .......                 5,217,831         5,835,158         1,027,473
  Cost of mutual fund shares sold ..............                (4,432,838)       (5,829,916)       (1,065,502)
                                                        ------------------   ---------------    --------------
   Realized gain (loss) on investments .........                   784,993             5,242           (38,029)
  Change in unrealized gain (loss)
   on investments ..............................                 1,499,813           865,295          (142,040)
                                                        ------------------   ---------------    --------------
   Net gain (loss) on investments ..............                 2,284,806           870,537          (180,069)
                                                        ------------------   ---------------    --------------
  Reinvested capital gains .....................                       -              74,870            85,768
                                                        ------------------   ---------------    --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $        2,379,440           972,176           (85,946)
                                                        ==================   ===============    ==============



                                                                               CSWPGPV
                                                        ------------------------------------------------------
                                                               2001              2000              1999
                                                        ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                     -                 -                 -
  Mortality and expense risk charges (note 3) ..                    (688)           (1,199)             (154)
                                                          --------------   ---------------     -------------
   Net investment income .......................                    (688)           (1,199)             (154)
                                                          --------------   ---------------     -------------

  Proceeds from mutual funds shares sold .......                 459,173         1,772,806           364,939
  Cost of mutual fund shares sold ..............                (850,055)       (1,546,982)         (278,265)
                                                          --------------   ---------------     -------------
   Realized gain (loss) on investments .........                (390,882)          225,824            86,674
  Change in unrealized gain (loss)
   on investments ..............................                  71,425          (716,480)          208,276
                                                          --------------   ---------------     -------------
   Net gain (loss) on investments ..............                (319,457)         (490,656)          294,950
                                                          --------------   ---------------     -------------
  Reinvested capital gains .....................                     -             141,743               -
                                                          --------------   ---------------     -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                (320,145)         (350,112)          294,796
                                                          ==============   ===============     =============





                                                                               CSWPIntEq
                                                        ------------------------------------------------------
                                                                2001              2000              1999
                                                        ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                      -              12,900            19,282
  Mortality and expense risk charges (note 3) ..                     (824)           (1,340)              (81)
                                                           --------------      ------------      ------------
   Net investment income .......................                     (824)           11,560            19,201
                                                           --------------      ------------      ------------

  Proceeds from mutual funds shares sold .......                9,179,200           992,359           785,974
  Cost of mutual fund shares sold ..............              (10,334,146)         (749,434)         (670,363)
                                                           --------------      ------------      ------------
   Realized gain (loss) on investments .........               (1,154,946)          242,925           115,611
  Change in unrealized gain (loss)
   on investments ..............................                  737,104        (1,294,832)          581,395
                                                           --------------      ------------      ------------
   Net gain (loss) on investments ..............                 (417,842)       (1,051,907)          697,006
                                                           --------------      ------------      ------------
  Reinvested capital gains .....................                      -             310,165               -
                                                           --------------      ------------      ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                 (418,666)         (730,182)          716,207
                                                           ==============      ============      ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                                CSWPVal
                                                            ----------------------------------------------
                                                                 2001            2000             1999
                                                            ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       $        -            25,366          10,150
  Mortality and expense risk charges (note 3) . .....             (5,391)         (2,889)         (1,209)
                                                            ------------    ------------    ------------
   Net investment income ............................             (5,391)         22,477           8,941
                                                            ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............          1,877,869       1,991,744         372,724
  Cost of mutual fund shares sold ...................         (1,844,033)     (1,898,600)       (375,164)
                                                            ------------    ------------    ------------
   Realized gain (loss) on investments ..............             33,836          93,144          (2,440)
  Change in unrealized gain (loss)
   on investments ...................................            (66,654)         87,894          (2,238)
                                                            ------------    ------------    ------------
   Net gain (loss) on investments ...................            (32,818)        181,038          (4,678)
                                                            ------------    ------------    ------------
  Reinvested capital gains ..........................                -            23,283          18,278
                                                            ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............       $    (38,209)        226,798          22,541
                                                            ============    ============    ============




                                                                                 DryEuroEq
                                                           ------------------------------------------------
                                                                   2001             2000           1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               12,084           3,040             266
  Mortality and expense risk charges (note 3) . .....               (2,772)           (647)            -
                                                             -------------    ------------     -----------
   Net investment income ............................                9,312           2,393             266
                                                             -------------    ------------     -----------

  Proceeds from mutual funds shares sold ............           18,652,837       4,915,237           9,724
  Cost of mutual fund shares sold ...................          (19,177,687)     (4,976,743)         (9,364)
                                                             -------------    ------------     -----------
   Realized gain (loss) on investments ..............             (524,850)        (61,506)            360
  Change in unrealized gain (loss)
   on investments ...................................              (19,212)         26,273           9,997
                                                             -------------    ------------     -----------
   Net gain (loss) on investments ...................             (544,062)        (35,233)         10,357
                                                             -------------    ------------     -----------
  Reinvested capital gains ..........................                  -            39,799           1,251
                                                             -------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............             (534,750)          6,959          11,874
                                                             =============    ============     ===========







                                                                                DrySRGro
                                                           ------------------------------------------------
                                                                   2001            2000             1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               14,422         133,052           1,039
  Mortality and expense risk charges (note 3) . .....              (18,091)         (5,466)           (849)
                                                              ------------    ------------    ------------
   Net investment income ............................               (3,669)        127,586             190
                                                              ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............            7,127,375       1,524,094         620,665
  Cost of mutual fund shares sold ...................           (8,449,681)     (1,237,290)       (483,300)
                                                              ------------    ------------    ------------
   Realized gain (loss) on investments ..............           (1,322,306)        286,804         137,365
  Change in unrealized gain (loss)
   on investments ...................................           (3,298,528)     (2,392,732)        901,808
                                                              ------------    ------------    ------------
   Net gain (loss) on investments ...................           (4,620,834)     (2,105,928)      1,039,173
                                                              ------------    ------------    ------------
  Reinvested capital gains ..........................                  -               -           279,678
                                                              ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............           (4,624,503)     (1,978,342)      1,319,041
                                                              ============    ============    ============






                                                                               DryStkIx
                                                            -----------------------------------------------
                                                                 2001            2000            1999
                                                            -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       $  2,670,054       1,776,028         694,199
  Mortality and expense risk charges (note 3) . .....           (444,162)       (301,447)        (80,224)
                                                            ------------    ------------   -------------
   Net investment income ............................          2,225,892       1,474,581         613,975
                                                            ------------    ------------   -------------
  Proceeds from mutual funds shares sold ............         74,111,925      17,394,755       3,651,059
  Cost of mutual fund shares sold ...................        (87,964,956)    (13,809,069)     (3,038,322)
                                                            ------------    ------------   -------------
   Realized gain (loss) on investments ..............        (13,853,031)      3,585,686         612,737
  Change in unrealized gain (loss)
   on investments ...................................        (22,871,757)    (27,898,576)     11,117,238
                                                            ------------    ------------   -------------
   Net gain (loss) on investments ...................        (36,724,788)    (24,312,890)     11,729,975
                                                            ------------    ------------   -------------
  Reinvested capital gains ..........................          1,239,287       3,654,055         672,634
                                                            ------------    ------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............       $(33,259,609)    (19,184,254)     13,016,584
                                                            ============    ============   =============



                                                                                  DryAp
                                                           ------------------------------------------------
                                                                   2001            2000            1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              302,158         209,082         102,225
  Mortality and expense risk charges (note 3) . .....              (80,404)        (61,134)        (19,902)
                                                             -------------    ------------     -----------
   Net investment income ............................              221,754         147,948          82,323
                                                             -------------    ------------     -----------
  Proceeds from mutual funds shares sold ............           21,053,709       5,802,885       6,596,135
  Cost of mutual fund shares sold ...................          (22,138,496)     (5,449,137)     (6,226,765)
                                                             -------------    ------------     -----------
   Realized gain (loss) on investments ..............           (1,084,787)        353,748         369,370
  Change in unrealized gain (loss)
   on investments ...................................           (1,683,766)     (1,102,409)        649,339
                                                             -------------    ------------     -----------
   Net gain (loss) on investments ...................           (2,768,553)       (748,661)      1,018,709
                                                             -------------    ------------     -----------
  Reinvested capital gains ..........................                  -           355,671          68,742
                                                             -------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............           (2,546,799)       (245,042)      1,169,774
                                                             =============    ============     ===========




                                                                                 FISFedQual
                                                           ------------------------------------------------
                                                                   2001            2000            1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            1,455,876         284,124             -
  Mortality and expense risk charges (note 3) . .....              (96,143)        (36,034)         (3,162)
                                                              ------------     -----------      ----------
   Net investment income ............................            1,359,733         248,090          (3,162)
                                                              ------------     -----------      ----------
  Proceeds from mutual funds shares sold ............           43,893,435       5,070,565         193,269
  Cost of mutual fund shares sold ...................          (38,794,865)     (4,943,810)       (195,176)
                                                              ------------     -----------      ----------
   Realized gain (loss) on investments ..............            5,098,570         126,755          (1,907)
  Change in unrealized gain (loss)
   on investments ...................................           (1,493,674)      2,975,611          40,201
                                                              ------------     -----------      ----------
   Net gain (loss) on investments ...................            3,604,896       3,102,366          38,294
                                                              ------------     -----------      ----------
  Reinvested capital gains ..........................              147,643             -               -
                                                              ------------     -----------      ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............            5,112,272       3,350,456          35,132
                                                              ============     ===========      ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                             FidVIPEIS
                                                        -----------------------------------------------
                                                               2001            2000           1999
                                                        -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $       468,833        275,597         97,065
  Mortality and expense risk charges (note 3) ..                (57,716)       (12,713)        (3,265)
                                                        ---------------   ------------   ------------
   Net investment income .......................                411,117        262,884         93,800
                                                        ---------------   ------------   ------------

  Proceeds from mutual funds shares sold .......              5,903,884      8,769,366      2,794,623
  Cost of mutual fund shares sold ..............             (6,605,102)    (9,316,337)    (2,491,032)
                                                        ---------------   ------------   ------------
   Realized gain (loss) on investments .........               (701,218)      (546,971)       303,591
  Change in unrealized gain (loss)
   on investments ..............................             (3,016,312)     1,470,791       (277,459)
                                                        ---------------   ------------   ------------
   Net gain (loss) on investments ..............             (3,717,530)       923,820         26,132
                                                        ---------------   ------------   ------------
  Reinvested capital gains .....................              1,383,058      1,063,019        214,564
                                                        ---------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $    (1,923,355)     2,249,723        334,496
                                                        ===============   ============   ============



                                                                           FidVIPGrS
                                                        ---------------------------------------------
                                                               2001           2000           1999
                                                        ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                   -           46,538          8,639
  Mortality and expense risk charges (note 3) ..              (138,980)      (106,544)       (12,917)
                                                          ------------   ------------   ------------
   Net investment income .......................              (138,980)       (60,006)        (4,278)
                                                          ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......            36,018,307      8,193,032      1,070,026
  Cost of mutual fund shares sold ..............           (49,372,696)    (6,947,939)      (923,816)
                                                          ------------   ------------   ------------
   Realized gain (loss) on investments .........           (13,354,389)     1,245,093        146,210
  Change in unrealized gain (loss)
   on investments ..............................           (10,987,478)   (19,309,179)     6,093,883
                                                          ------------   ------------   ------------
   Net gain (loss) on investments ..............           (24,341,867)   (18,064,086)     6,240,093
                                                          ------------   ------------   ------------
  Reinvested capital gains .....................             6,737,804      5,556,689        543,154
                                                          ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (17,743,043)   (12,567,403)     6,778,969
                                                          ============   ============   ============




                                                                           FidVIPHIS
                                                        ---------------------------------------------
                                                               2001           2000            1999
                                                        ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             1,975,681        711,532        364,862
  Mortality and expense risk charges (note 3) ..               (29,997)       (21,719)        (1,521)
                                                          ------------    -----------    -----------
   Net investment income .......................             1,945,684        689,813        363,341
                                                          ------------    -----------    -----------

  Proceeds from mutual funds shares sold .......            10,535,993      5,669,988        926,716
  Cost of mutual fund shares sold ..............           (15,624,401)    (6,842,047)    (1,041,180)
                                                          ------------    -----------    -----------
   Realized gain (loss) on investments .........            (5,088,408)    (1,172,059)      (114,464)
  Change in unrealized gain (loss)
   on investments ..............................               462,487     (3,641,858)       103,063
                                                          ------------    -----------    -----------
   Net gain (loss) on investments ..............            (4,625,921)    (4,813,917)       (11,401)
                                                          ------------    -----------    -----------
  Reinvested capital gains .....................                   -              -           13,640
                                                          ------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........            (2,680,237)    (4,124,104)       365,580
                                                          ============    ===========    ===========



                                                                           FidVIPOvS
                                                        ------------------------------------------------
                                                               2001           2000            1999
                                                        ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         $     1,225,302        217,766         21,110
  Mortality and expense risk charges (note 3) .                 (64,867)       (49,878)        (9,859)
                                                        ---------------    -----------    -----------
   Net investment income ......................               1,160,435        167,888         11,251
                                                        ---------------    -----------    -----------
  Proceeds from mutual funds shares sold ......              50,020,650     23,478,026      7,592,272
                                                        ---------------    -----------    -----------
  Cost of mutual fund shares sold .............             (62,510,788)   (25,243,216)    (6,861,807)
                                                        ---------------    -----------    -----------
   Realized gain (loss) on investments ........             (12,490,138)    (1,765,190)       730,465
  Change in unrealized gain (loss)
   on investments .............................               3,190,822     (4,479,931)     1,849,661
                                                        ---------------    -----------    -----------
   Net gain (loss) on investments .............              (9,299,316)    (6,245,121)     2,580,126
                                                        ---------------    -----------    -----------
  Reinvested capital gains                                    1,957,820      1,409,432         34,048
                                                        ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........         $    (6,181,061)    (4,667,801)     2,625,425
                                                        ===============    ===========    ===========




                                                                         FidVIPConS
                                                        ----------------------------------------------
                                                             2001           2000            1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               307,645         93,712         26,713
  Mortality and expense risk charges (note 3) .               (50,209)       (27,798)        (4,360)
   Net investment income ......................               257,436         65,914         22,353
                                                      ---------------    -----------    -----------
  Proceeds from mutual funds shares sold ......            19,451,508      2,681,172      1,218,202
  Cost of mutual fund shares sold .............           (24,545,303)    (2,152,820)    (1,003,352)
                                                      ---------------    -----------    -----------
   Realized gain (loss) on investments ........            (5,093,795)       528,352        214,850
  Change in unrealized gain (loss)
   on investments .............................            (3,013,382)    (6,926,956)     3,006,379
                                                      ---------------    -----------    -----------
   Net gain (loss) on investments .............            (8,107,177)    (6,398,604)     3,221,229
                                                      ---------------    -----------    -----------
  Reinvested capital gains ....................             1,230,579      3,401,735        195,897
                                                      ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (6,619,162)    (2,930,955)     3,439,479
                                                      ===============    ===========    ===========





                                                                         FidVIPGrOpS
                                                        --------------------------------------------
                                                             2001            2000             1999
                                                        --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                33,972        125,878         28,246
  Mortality and expense risk charges (note 3) .               (16,898)       (11,570)        (3,130)
                                                      ---------------    -----------    -----------
   Net investment income ......................                17,074        114,308         25,116
                                                      ---------------    -----------    -----------

  Proceeds from mutual funds shares sold ......             3,974,293      2,790,417        613,535
  Cost of mutual fund shares sold .............            (5,770,316)    (2,995,674)      (559,981)
                                                      ---------------    -----------    -----------
   Realized gain (loss) on investments ........            (1,796,023)      (205,257)        53,554
  Change in unrealized gain (loss)
   on investments .............................              (394,636)    (3,225,818)       137,134
                                                      ---------------    -----------    -----------
   Net gain (loss) on investments .............            (2,190,659)    (3,431,075)       190,688
                                                      ---------------    -----------    -----------
  Reinvested capital gains ....................                   -          662,022         55,207
                                                      ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (2,173,585)    (2,654,745)       271,011
                                                      ===============    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                           JanCapAp
                                                     ------------------------------------------------
                                                             2001            2000            1999
                                                     ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $         265,376        135,185            -
  Mortality and expense risk charges (note 3) .                (34,678)        (5,130)           -
                                                     -----------------  -------------   ----------
   Net investment income ......................                230,698        130,055            -
                                                     -----------------  -------------   ----------
  Proceeds from mutual funds shares sold ......             17,087,559      2,667,595            -
  Cost of mutual fund shares sold .............            (23,842,315)    (3,199,056)           -
                                                     -----------------  -------------   ----------
   Realized gain (loss) on investments ........             (6,754,756)      (531,461)           -
  Change in unrealized gain (loss)
   on investments .............................               (170,898)    (3,401,482)           -
                                                     -----------------  -------------   ----------
   Net gain (loss) on investments .............             (6,925,654)    (3,932,943)           -
                                                     -----------------  -------------   ----------
  Reinvested capital gains ....................                    -              -              -
                                                     -----------------  -------------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........      $      (6,694,956)    (3,802,888)           -
                                                     =================  =============   ==========




                                                                          JanGlTech
                                                     -----------------------------------------------
                                                             2001            2000             1999
                                                     -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                98,928         94,337            -
  Mortality and expense risk charges (note 3) .               (10,714)        (5,864)           -
                                                        -------------   ------------     --------
   Net investment income ......................                88,214         88,473            -
                                                        -------------   ------------     --------
  Proceeds from mutual funds shares sold ......             7,370,887      6,627,712            -
  Cost of mutual fund shares sold .............           (14,709,397)    (8,282,161)           -
                                                        -------------   ------------     --------
   Realized gain (loss) on investments ........            (7,338,510)    (1,654,449)           -
  Change in unrealized gain (loss)
   on investments .............................               249,355     (5,609,957)           -
                                                        -------------   ------------     --------
   Net gain (loss) on investments .............            (7,089,155)    (7,264,406)           -
                                                        -------------   ------------     --------
  Reinvested capital gains ....................                   -              -              -
                                                        -------------   ------------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (7,000,941)    (7,175,933)           -
                                                        =============   ============     ========





                                                                      JanIntGro
                                                     -------------------------------------------
                                                             2001           2000            1999
                                                     -------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              211,816        482,954            -
  Mortality and expense risk charges (note 3) .              (42,191)        (5,407)           -
                                                       -------------   ------------    ---------
   Net investment income ......................              169,625        477,547            -
                                                       -------------   ------------    ---------
  Proceeds from mutual funds shares sold ......           55,876,994      8,802,259            -
  Cost of mutual fund shares sold .............          (67,241,963)   (10,182,763)           -
                                                       -------------   ------------    ---------
   Realized gain (loss) on investments ........          (11,364,969)    (1,380,504)           -
  Change in unrealized gain (loss)
   on investments .............................            4,906,857     (2,809,392)           -
                                                       -------------   ------------    ---------
   Net gain (loss) on investments .............           (6,458,112)    (4,189,896)           -
                                                       -------------   ------------    ---------
  Reinvested capital gains ....................                  -              -              -
                                                       -------------   ------------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........           (6,288,487)    (3,712,349)           -
                                                       =============   ============    =========



                                                                            NSATCapAp
                                                       -----------------------------------------------
                                                              2001            2000           1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        $           -           41,174         96,180
  Mortality and expense risk charges (note 3) .                 (7,359)       (10,414)        (2,498)
                                                       ---------------   ------------   ------------
   Net investment income ......................                 (7,359)        30,760         93,682
                                                       ---------------   ------------   ------------
  Proceeds from mutual funds shares sold ......              6,642,651      6,534,873      4,176,681
  Cost of mutual fund shares sold .............            (15,692,474)    (7,187,743)    (3,638,494)
                                                       ---------------   ------------   ------------
   Realized gain (loss) on investments ........             (9,049,823)      (652,870)       538,187
  Change in unrealized gain (loss)
   on investments .............................              3,255,014    (11,341,220)    (1,637,699)
                                                       ---------------   ------------   ------------
   Net gain (loss) on investments .............             (5,794,809)   (11,994,090)    (1,099,512)
                                                       ---------------   ------------   ------------
  Reinvested capital gains ....................                    -        4,845,304      1,352,393
                                                       ---------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........        $    (5,802,168)    (7,118,026)       346,563
                                                       ===============   ============   ============



                                                                          NSATMidCapIx
                                                       --------------------------------------------
                                                             2001           2000            1999
                                                       --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               66,823         24,820          1,219
  Mortality and expense risk charges (note 3) .              (12,715)        (1,304)            (9)
                                                        ------------   ------------   ------------
   Net investment income ......................               54,108         23,516          1,210
                                                        ------------   ------------   ------------
  Proceeds from mutual funds shares sold ......            8,117,826      3,068,344        104,264
  Cost of mutual fund shares sold .............           (8,732,201)    (2,777,066)       (89,446)
                                                        ------------   ------------   ------------
   Realized gain (loss) on investments ........             (614,375)       291,278         14,818
  Change in unrealized gain (loss)
   on investments .............................              601,633       (336,854)        51,305
                                                        ------------   ------------   ------------
   Net gain (loss) on investments .............              (12,742)       (45,576)        66,123
                                                        ------------   ------------   ------------
  Reinvested capital gains ....................              145,893        238,697         47,431
                                                        ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........              187,259        216,637        114,764
                                                        ============   ============   ============





                                                                            NSATEqInc
                                                       --------------------------------------------
                                                               2001          2000            1999
                                                       --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                59,949         15,802          1,722
  Mortality and expense risk charges (note 3) .                (4,625)        (1,543)           (71)
                                                           ----------    -----------   ------------
   Net investment income ......................                55,324         14,259          1,651
                                                           ----------    -----------   ------------
  Proceeds from mutual funds shares sold ......               450,083      1,130,737        116,995
  Cost of mutual fund shares sold .............              (567,535)    (1,084,332)      (100,117)
                                                           ----------    -----------   ------------
   Realized gain (loss) on investments ........              (117,452)        46,405         16,878
  Change in unrealized gain (loss)
   on investments .............................              (341,379)      (334,972)        84,114
                                                           ----------    -----------   ------------
   Net gain (loss) on investments .............              (458,831)      (288,567)       100,992
                                                           ----------    -----------   ------------
  Reinvested capital gains ....................                   -              -              202
                                                           ----------    -----------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........              (403,507)      (274,308)       102,845
                                                           ==========    ===========   ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                            NSATHIncBd
                                                       ---------------------------------------------
                                                               2001            2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        $      1,415,406      1,119,466        308,481
  Mortality and expense risk charges (note 3) .                 (18,755)        (9,331)        (3,120)
                                                       ----------------   ------------    -----------
   Net investment income ......................               1,396,651      1,110,135        305,361
                                                       ----------------   ------------    -----------
  Proceeds from mutual funds shares sold ......              14,094,572      3,240,993        689,933
  Cost of mutual fund shares sold .............             (16,691,580)    (3,550,410)      (687,767)
                                                       ----------------   ------------    -----------
   Realized gain (loss) on investments ........              (2,597,008)      (309,417)         2,166
  Change in unrealized gain (loss)
   on investments .............................               1,237,276     (1,573,020)      (155,595)
                                                       ----------------   ------------    -----------
   Net gain (loss) on investments .............              (1,359,732)    (1,882,437)      (153,429)
                                                       ----------------   ------------    -----------
  Reinvested capital gains ....................                     -              -              645
                                                       ----------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........        $         36,919       (772,302)       152,577
                                                       ================   ============    ===========


                                                                       NSATEmMkt
                                                       ---------------------------------------------
                                                          2001            2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             1,263          -              -
  Mortality and expense risk charges (note 3) .               (51)         -              -
                                                      -----------    ---------      ---------
   Net investment income ......................             1,212          -              -
                                                      -----------    ---------      ---------
  Proceeds from mutual funds shares sold ......         5,129,526      641,425            -
  Cost of mutual fund shares sold .............        (5,089,410)    (644,443)           -
                                                      -----------    ---------      ---------
   Realized gain (loss) on investments ........            40,116       (3,018)           -
  Change in unrealized gain (loss)
   on investments .............................            31,257          336            -
                                                      -----------    ---------      ---------
   Net gain (loss) on investments .............            71,373       (2,682)           -
                                                      -----------    ---------      ---------
  Reinvested capital gains ....................               -            -              -
                                                      -----------    ---------      ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            72,585       (2,682)           -
                                                      ===========    =========      =========




                                                                         NSATGlobTC
                                                       ---------------------------------------------
                                                              2001           2000            1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -              -              -
  Mortality and expense risk charges (note 3) .                 (251)           -              -
                                                        ------------       --------   ----------
   Net investment income ......................                 (251)           -              -
                                                        ------------       --------   ----------
  Proceeds from mutual funds shares sold ......              597,256          9,643            -
  Cost of mutual fund shares sold .............           (1,083,964)       (14,069)           -
                                                        ------------       --------   ----------
   Realized gain (loss) on investments ........             (486,708)        (4,426)           -
  Change in unrealized gain (loss)
   on investments .............................              108,169       (195,957)           -
                                                        ------------       --------   ----------
   Net gain (loss) on investments .............             (378,539)      (200,383)           -
                                                        ------------       --------   ----------
  Reinvested capital gains ....................                -             10,013            -
                                                        ------------       --------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........             (378,790)      (190,370)           -
                                                        ============       ========   ==========


                                                                             NSATIntGr
                                                        ----------------------------------------------
                                                                2001           2000           1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         $           403            -              -
  Mortality and expense risk charges (note 3) .                    (286)           -              -
                                                        ---------------    -----------    -----------
   Net investment income ......................                     117            -              -
                                                        ---------------    -----------    -----------

  Proceeds from mutual funds shares sold ......               2,456,617        355,202            -
  Cost of mutual fund shares sold .............              (2,488,071)      (354,541)           -
                                                        ---------------    -----------    -----------
   Realized gain (loss) on investments ........                 (31,454)           661            -

  Change in unrealized gain (loss)
   on investments .............................                   2,021            260            -
                                                        ---------------    -----------    -----------
   Net gain (loss) on investments .............                 (29,433)           921            -
                                                        ---------------    -----------    -----------
  Reinvested capital gains ....................                     -              -              -
                                                        ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........         $       (29,316)           921            -
                                                        ===============    ===========    ===========


                                                                        NSATGlob50
                                                      ----------------------------------------------
                                                             2001           2000            1999
                                                      ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               540,155        199,386          8,364
  Mortality and expense risk charges (note 3) .               (48,323)       (37,311)       (10,207)
                                                          -----------   ------------   ------------
   Net investment income ......................               491,832        162,075         (1,843)
                                                          -----------   ------------   ------------

  Proceeds from mutual funds shares sold ......             4,347,440      5,122,679      1,039,009
  Cost of mutual fund shares sold .............            (5,571,209)    (5,037,852)      (930,501)
                                                          -----------   ------------   ------------
   Realized gain (loss) on investments ........            (1,233,769)        84,827        108,508

  Change in unrealized gain (loss)
   on investments .............................            (4,809,630)    (4,336,580)       997,392
                                                          -----------   ------------   ------------
   Net gain (loss) on investments .............            (6,033,399)    (4,251,753)     1,105,900
                                                          -----------   ------------   ------------
  Reinvested capital gains ....................                   -          945,098        456,545
                                                          -----------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (5,541,567)    (3,144,580)     1,560,602
                                                          ===========   ============   ============






                                                                         NSATGvtBd
                                                       ---------------------------------------------
                                                              2001           2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             4,739,421      2,182,498        798,788
  Mortality and expense risk charges (note 3) .              (270,208)       (99,138)       (37,827)
                                                         ------------   ------------   ------------
   Net investment income ......................             4,469,213      2,083,360        760,961
                                                         ------------   ------------   ------------

  Proceeds from mutual funds shares sold ......            12,755,207      5,456,678     10,418,680
  Cost of mutual fund shares sold .............           (11,810,551)    (5,620,925)   (11,072,171)
                                                         ------------   ------------   ------------
   Realized gain (loss) on investments ........               944,656       (164,247)      (653,491)

  Change in unrealized gain (loss)
   on investments .............................              (196,849)     2,189,054       (442,511)
                                                         ------------   ------------   ------------
   Net gain (loss) on investments .............               747,807      2,024,807     (1,096,002)
                                                         ------------   ------------   ------------
  Reinvested capital gains ....................               158,118            -           35,939
                                                         ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........             5,375,138      4,108,167       (299,102)
                                                         ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                              NSATBal
                                                          ----------------------------------------------
                                                                 2001           2000             1999
                                                          ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          $     239,763         172,981          80,095
  Mortality and expense risk charges (note 3) .                 (13,565)         (5,434)         (1,605)
                                                          -------------    ------------    ------------
   Net investment income .......................                226,198         167,547          78,490
                                                          -------------    ------------    ------------
  Proceeds from mutual funds shares sold .......              2,503,497       5,501,271       2,788,299
  Cost of mutual fund shares sold ..............             (2,793,523)     (5,437,733)     (2,830,503)
                                                          -------------    ------------    ------------
   Realized gain (loss) on investments .........               (290,026)         63,538         (42,204)
  Change in unrealized gain (loss)
   on investments ..............................               (284,440)       (241,628)        (33,063)
                                                          -------------    ------------    ------------
   Net gain (loss) on investments ..............               (574,466)       (178,090)        (75,267)
                                                          -------------    ------------    ------------
  Reinvested capital gains .....................                    -               -               495
                                                          -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          $    (348,268)        (10,543)          3,718
                                                          =============    ============    ============



                                                                              NSATMSecBd
                                                          ------------------------------------------------
                                                                  2001            2000             1999
                                                          ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                1,968,676       1,380,209         405,079
  Mortality and expense risk charges (note 3) .                   (67,681)        (35,618)         (8,904)
                                                             ------------    ------------     -----------
   Net investment income .......................                1,900,995       1,344,591         396,175
                                                             ------------    ------------     -----------
  Proceeds from mutual funds shares sold .......                3,807,817       1,457,359         824,473
  Cost of mutual fund shares sold ..............               (3,896,507)     (1,524,119)       (850,875)
                                                             ------------    ------------     -----------
   Realized gain (loss) on investments .........                  (88,690)        (66,760)        (26,402)
  Change in unrealized gain (loss)
   on investments ..............................                 (477,943)       (112,147)       (125,056)
                                                             ------------    ------------     -----------
   Net gain (loss) on investments ..............                 (566,633)       (178,907)       (151,458)
                                                             ------------    ------------     -----------
  Reinvested capital gains .....................                      -               -               -
                                                             ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                1,334,362       1,165,684         244,717
                                                             ============    ============     ===========




                                                                               NSATMyMkt
                                                          ------------------------------------------------
                                                                  2001           2000              1999
                                                          ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               11,577,805      10,355,160       3,376,535
  Mortality and expense risk charges (note 3) .                  (673,043)       (307,209)       (139,891)
                                                             ------------   -------------   -------------
   Net investment income .......................               10,904,762      10,047,951       3,236,644
                                                             ------------   -------------   -------------
  Proceeds from mutual funds shares sold .......              445,900,253     263,535,916     104,229,444
  Cost of mutual fund shares sold ..............             (445,900,253)   (263,535,916)   (104,229,444)
                                                             ------------   -------------   -------------
   Realized gain (loss) on investments .........                      -               -               -
  Change in unrealized gain (loss)
   on investments ..............................                      -               -               -
                                                             ------------   -------------   -------------
   Net gain (loss) on investments ..............                      -               -               -
                                                             ------------   -------------   -------------
  Reinvested capital gains .....................                      -               -               -
                                                             ------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........               10,904,762      10,047,951       3,236,644
                                                             ============   =============   =============



                                                                             NSATSmCapG
                                                        --------------------------------------------------
                                                               2001            2000            1999
                                                        --------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $           -               -               -
  Mortality and expense risk charges (note 3) .                  (8,378)         (1,793)            (31)
                                                        ---------------    ------------   -------------
   Net investment income .......................                 (8,378)         (1,793)            (31)
                                                        ---------------    ------------   -------------

  Proceeds from mutual funds shares sold .......             58,857,290       4,671,162      11,249,953
  Cost of mutual fund shares sold ..............            (60,814,273)     (4,701,490)    (11,295,118)
                                                        ---------------    ------------   -------------
   Realized gain (loss) on investments .........             (1,956,983)        (30,328)        (45,165)
  Change in unrealized gain (loss)
   on investments ..............................                709,961      (1,279,267)      1,020,705
                                                        ---------------    ------------   -------------
   Net gain (loss) on investments ..............             (1,247,022)     (1,309,595)        975,540
                                                        ---------------    ------------   -------------
  Reinvested capital gains .....................                    -            72,445         101,886
                                                        ---------------    ------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $    (1,255,400)     (1,238,943)      1,077,395
                                                        ===============    ============   =============



                                                                         NSATSmCapV
                                                      ------------------------------------------------
                                                           2001             2000            1999
                                                      ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             11,215             -               -
  Mortality and expense risk charges (note 3) .             (25,199)         (6,507)           (609)
                                                      -------------    ------------    ------------
   Net investment income .......................            (13,984)         (6,507)           (609)
                                                      -------------    ------------    ------------

  Proceeds from mutual funds shares sold .......         11,334,811       5,713,553       1,400,366
  Cost of mutual fund shares sold ..............        (11,528,873)     (5,334,666)     (1,184,849)
                                                      -------------    ------------    ------------
   Realized gain (loss) on investments .........           (194,062)        378,887         215,517
  Change in unrealized gain (loss)
   on investments ..............................          2,708,437      (2,383,146)       (194,598)
                                                      -------------    ------------    ------------
   Net gain (loss) on investments ..............          2,514,375      (2,004,259)         20,919
                                                      -------------    ------------    ------------
  Reinvested capital gains .....................          2,816,706       2,830,882         651,318
                                                      -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          5,317,097         820,116         671,628
                                                      =============    ============    ============





                                                                            NSATSmCo
                                                       -----------------------------------------------
                                                              2001            2000            1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               56,462           6,404             -
  Mortality and expense risk charges (note 3) .               (76,347)        (24,879)         (4,091)
                                                         ------------    ------------    ------------
   Net investment income .......................              (19,885)        (18,475)         (4,091)
                                                         ------------    ------------    ------------

  Proceeds from mutual funds shares sold .......           23,504,984       5,986,277       1,854,552
  Cost of mutual fund shares sold ..............          (30,795,484)     (4,024,143)     (1,415,009)
                                                         ------------    ------------    ------------
   Realized gain (loss) on investments .........           (7,290,500)      1,962,134         439,543
  Change in unrealized gain (loss)
   on investments ..............................            2,058,463      (6,709,330)      2,711,547
                                                         ------------    ------------    ------------
   Net gain (loss) on investments ..............           (5,232,037)     (4,747,196)      3,151,090
                                                         ------------    ------------    ------------
  Reinvested capital gains .....................                  -         6,779,344         500,536
                                                         ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (5,251,922)      2,013,673       3,647,535
                                                         ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                           NSATStrVal
                                                        ----------------------------------------------
                                                             2001             2000             1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $         8,736         12,032          5,676
  Mortality and expense risk charges (note 3) .                  (1,839)          (439)          (137)
                                                        ---------------   ------------    -----------
   Net investment income .......................                  6,897         11,593          5,539
                                                        ---------------   ------------    -----------

  Proceeds from mutual funds shares sold .......              1,397,767      6,700,644        173,459
  Cost of mutual fund shares sold ..............             (1,474,340)    (6,640,337)      (155,571)
                                                        ---------------   ------------    -----------
   Realized gain (loss) on investments .........                (76,573)        60,307         17,888
  Change in unrealized gain (loss)
   on investments ..............................                (36,458)        33,455        (70,115)
                                                        ---------------   ------------    -----------
   Net gain (loss) on investments ..............               (113,031)        93,762        (52,227)
                                                        ---------------   ------------    -----------
  Reinvested capital gains .....................                  2,958            -           22,264
                                                        ---------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $      (103,176)       105,355        (24,424)
                                                        ===============   ============    ===========



                                                                         NSATStMCap
                                                        ---------------------------------------------
                                                             2001            2000           1999
                                                        ---------------------------------------------
Investment activity:
  Reinvested dividends .........................                  -              -              -
  Mortality and expense risk charges (note 3) .               (50,333)       (36,857)        (2,128)
                                                         ------------   ------------   ------------
   Net investment income .......................              (50,333)       (36,857)        (2,128)
                                                         ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......           18,357,137     10,455,471      2,132,323
  Cost of mutual fund shares sold ..............          (28,308,562)    (9,038,986)    (1,804,973)
                                                         ------------   ------------   ------------
   Realized gain (loss) on investments .........           (9,951,425)     1,416,485        327,350
  Change in unrealized gain (loss)
   on investments ..............................            1,610,021     (7,958,483)     1,323,586
                                                         ------------   ------------   ------------
   Net gain (loss) on investments ..............           (8,341,404)    (6,541,998)     1,650,936
                                                         ------------   ------------   ------------
  Reinvested capital gains .....................                  -          922,208        515,885
                                                         ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (8,391,737)    (5,656,647)     2,164,693
                                                         ============   ============   ============




                                                                            NSATTotRe
                                                        --------------------------------------------
                                                              2001            2000           1999
                                                        --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................              673,924        193,418         96,396
  Mortality and expense risk charges (note 3) .               (52,470)        (5,805)          (606)
                                                         ------------   ------------      ---------
   Net investment income .......................              621,454        187,613         95,790
                                                         ------------   ------------      ---------

  Proceeds from mutual funds shares sold .......            4,083,131      3,055,349        806,876
  Cost of mutual fund shares sold ..............           (7,355,865)    (2,710,595)      (784,668)
                                                         ------------   ------------      ---------
   Realized gain (loss) on investments .........           (3,272,734)       344,754         22,208
  Change in unrealized gain (loss)
   on investments ..............................           (5,934,402)   (13,348,541)       (33,899)
                                                         ------------   ------------      ---------
   Net gain (loss) on investments ..............           (9,207,136)   (13,003,787)       (11,691)
                                                         ------------   ------------      ---------
  Reinvested capital gains .....................            2,562,793     11,991,779        809,302
                                                         ------------   ------------      ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (6,022,889)      (824,395)       893,401
                                                         ============   ============      =========



                                                                   NSATGrFoc
                                                  ------------------------------------------
                                                       2001           2000           1999
                                                  ------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................     $       -              -              -
Mortality and expense risk charges (note 3) .             (25)           -              -
                                                  -----------     --------      ---------
 Net investment income ......................             (25)           -              -
                                                  ------------   ---------       --------
Proceeds from mutual funds shares sold ......         829,073      290,188              -
Cost of mutual fund shares sold .............        (958,233)    (317,405)             -
                                                  -----------     --------        -------
 Realized gain (loss) on investments ........        (129,160)     (27,217)             -
Change in unrealized gain (loss)
 on investments .............................          20,323       (4,210)             -
                                                  -----------     --------        -------
 Net gain (loss) on investments .............        (108,837)     (31,427)             -
                                                  -----------     --------        -------
Reinvested capital gains ....................             -              -              -
                                                  -----------     --------        -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........     $  (108,862)     (31,427)             -
                                                  ===========     ========      =========




                                                                    NBAMTGuard
                                                ---------------------------------------------
                                                         2001           2000           1999
                                                ---------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................            26,063         16,882          3,977
Mortality and expense risk charges (note 3) .            (9,498)        (1,965)          (679)
                                                   ------------   ------------   ------------
 Net investment income ......................            16,565         14,917          3,298

Proceeds from mutual funds shares sold ......         2,893,136      1,626,130        807,995
Cost of mutual fund shares sold .............        (2,977,733)    (1,517,104)      (670,629)
                                                   ------------   ------------   ------------
 Realized gain (loss) on investments ........           (84,597)       109,026        137,366
Change in unrealized gain (loss)
 on investments .............................          (462,414)      (185,904)        77,047
                                                   ------------   ------------   ------------
 Net gain (loss) on investments .............          (547,011)       (76,878)       214,413
                                                   ------------   ------------   ------------
Reinvested capital gains ....................           372,331            -              -
                                                   ------------   ------------   ------------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........          (158,115)       (61,961)       217,711
                                                   ============   ============   ============




                                                                   NBAMTMCGr
                                                ---------------------------------------------
                                                        2001           2000           1999
                                                ---------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................              -              -              -
Mortality and expense risk charges (note 3) .          (68,411)       (41,606)        (7,463)
                                                  ------------   ------------    -----------
 Net investment income ......................          (68,411)       (41,606)        (7,463)

Proceeds from mutual funds shares sold ......       33,835,251     13,583,260      7,840,757
Cost of mutual fund shares sold .............      (48,950,389)    (9,016,924)    (6,652,007)
                                                  ------------   ------------    -----------
 Realized gain (loss) on investments ........      (15,115,138)     4,566,336      1,188,750
Change in unrealized gain (loss)
 on investments .............................        5,289,162    (10,290,829)     3,039,884
                                                  ------------   ------------    -----------
 Net gain (loss) on investments .............       (9,825,976)    (5,724,493)     4,228,634
                                                  ------------   ------------    -----------
Reinvested capital gains ....................              -            6,497         37,807
                                                  ------------   ------------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........       (9,894,387)    (5,759,602)     4,258,978
                                                  ============   ============    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                            NBAMTPart
                                                       -----------------------------------------------
                                                               2001           2000            1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       $        36,401         55,679         56,853
  Mortality and expense risk charges (note 3) .                (10,945)        (5,009)        (2,109)
                                                       ---------------   ------------    -----------
   Net investment income .......................                25,456         50,670         54,744
                                                       ---------------   ------------    -----------

  Proceeds from mutual funds shares sold .......             2,341,117      3,401,374        787,143
  Cost of mutual fund shares sold ..............            (2,988,462)    (3,678,166)      (785,895)
                                                       ---------------   ------------    -----------
   Realized gain (loss) on investments .........              (647,345)      (276,792)         1,248
  Change in unrealized gain (loss)
   on investments ..............................                81,935       (888,222)       196,040
                                                       ---------------   ------------    -----------
   Net gain (loss) on investments ..............              (565,410)    (1,165,014)       197,288
                                                       ---------------   ------------    -----------
  Reinvested capital gains .....................               345,807      1,184,100         98,874
                                                       ---------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       $      (194,147)        69,756        350,906
                                                       ===============   ============    ===========



                                                                        OppAggGro
                                                    ----------------------------------------------
                                                          2001            2000            1999
                                                    ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           510,407            -              -
  Mortality and expense risk charges (note 3) .            (95,553)       (52,493)        (2,942)
                                                      ------------  -------------   ------------
   Net investment income .......................           414,854        (52,493)        (2,942)
                                                      ------------  -------------   ------------

  Proceeds from mutual funds shares sold .......        16,362,515     13,833,125      1,971,772
  Cost of mutual fund shares sold ..............       (31,783,204)    (9,344,555)    (1,353,384)
                                                      ------------  -------------   ------------
   Realized gain (loss) on investments .........       (15,420,689)     4,488,570        618,388
  Change in unrealized gain (loss)
   on investments ..............................       (14,061,702)   (19,721,439)     2,906,737
                                                      ------------  -------------   ------------
   Net gain (loss) on investments ..............       (29,482,391)   (15,232,869)     3,525,125
                                                      ------------  -------------   ------------
  Reinvested capital gains .....................         7,963,996        950,033            -
                                                      ------------  -------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (21,103,541)   (14,335,329)     3,522,183
                                                      ============  =============   ============



                                                                         OppCapAp
                                                     --------------------------------------------
                                                           2001            2000           1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           362,712         26,876         10,044
  Mortality and expense risk charges (note 3) .           (114,610)       (35,238)        (4,168)
                                                      ------------   ------------    -----------
   Net investment income .......................           248,102         (8,362)         5,876
                                                      ------------   ------------    -----------

  Proceeds from mutual funds shares sold .......        17,693,448      6,304,788        993,762
  Cost of mutual fund shares sold ..............       (22,343,388)    (4,511,928)      (802,267)
                                                      ------------   ------------    -----------
   Realized gain (loss) on investments .........        (4,649,940)     1,792,860        191,495
  Change in unrealized gain (loss)
   on investments ..............................        (8,865,390)    (5,403,446)     2,561,317
                                                      ------------   ------------    -----------
   Net gain (loss) on investments ..............       (13,515,330)    (3,610,586)     2,752,812
                                                      ------------   ------------    -----------
  Reinvested capital gains .....................         5,442,934      1,434,225        110,334
                                                      ------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        (7,824,294)    (2,184,723)     2,869,022
                                                      ============   ============    ===========




                                                                             OppGlSec
                                                       ----------------------------------------------
                                                               2001            2000           1999
                                                       ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       $        37,643            -              -
  Mortality and expense risk charges (note 3) .                (21,579)        (1,051)           -
                                                       ---------------    -----------    -----------
   Net investment income .......................                16,064         (1,051)           -
                                                       ---------------    -----------    -----------
  Proceeds from mutual funds shares sold .......            19,935,590      3,569,728            -
  Cost of mutual fund shares sold ..............           (21,363,947)    (3,708,378)           -
                                                       ---------------    -----------    -----------
   Realized gain (loss) on investments .........            (1,428,357)      (138,650)           -
  Change in unrealized gain (loss)
   on investments ..............................               324,428         70,484            -
                                                       ---------------    -----------    -----------
   Net gain (loss) on investments ..............            (1,103,929)       (68,166)           -
                                                       ---------------    -----------    -----------
  Reinvested capital gains .....................               697,893            -              -
                                                       ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       $      (389,972)       (69,217)           -
                                                       ===============    ===========    ===========



                                                                         OppMSGrInc
                                                      -----------------------------------------------
                                                             2001           2000             1999
                                                      -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             118,156         38,554         10,187
  Mortality and expense risk charges (note 3) .              (18,967)       (10,265)        (2,014)
                                                         -----------   ------------    -----------
   Net investment income .......................              99,189         28,289          8,173
                                                         -----------   ------------    -----------
  Proceeds from mutual funds shares sold .......           7,977,562      1,958,100        570,677
  Cost of mutual fund shares sold ..............          (9,264,928)    (1,608,534)      (582,947)
                                                         -----------   ------------    -----------
   Realized gain (loss) on investments .........          (1,287,366)       349,566        (12,270)
  Change in unrealized gain (loss)
   on investments ..............................            (953,747)    (2,767,885)       713,752
                                                         -----------   ------------    -----------
   Net gain (loss) on investments ..............          (2,241,113)    (2,418,319)       701,482
                                                         -----------   ------------    -----------
  Reinvested capital gains .....................                 -          509,013         17,163
                                                         -----------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          (2,141,924)    (1,881,017)       726,818
                                                         ===========   ============    ===========




                                                                         StOpp(2)
                                                     --------------------------------------------
                                                            2001           2000            1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             82,454            -              -
  Mortality and expense risk charges (note 3) .             (27,488)        (1,449)           -
                                                       ------------    -----------    -----------
   Net investment income .......................             54,966         (1,449)           -
                                                       ------------    -----------    -----------
  Proceeds from mutual funds shares sold .......          3,937,637      2,262,742            -
  Cost of mutual fund shares sold ..............         (4,710,220)    (2,255,273)           -
                                                       ------------    -----------    -----------
   Realized gain (loss) on investments .........           (772,583)         7,469            -
  Change in unrealized gain (loss)
   on investments ..............................         (2,619,628)      (478,402)           -
                                                       ------------    -----------    -----------
   Net gain (loss) on investments ..............         (3,392,211)      (470,933)           -
                                                       ------------    -----------    -----------
  Reinvested capital gains .....................          2,995,244        501,505            -
                                                       ------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (342,001)        29,123            -
                                                       ============    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                               UIFEmMkt
                                                            -----------------------------------------------
                                                                 2001            2000             1999
                                                            -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................          $    209,318         151,314          85,097
  Mortality and expense risk charges (note 3) . ..                (3,684)           (963)           (166)
                                                            ------------    ------------     -----------
   Net investment income .........................               205,634         150,351          84,931
                                                            ------------    ------------     -----------
  Proceeds from mutual funds shares sold .........             9,970,308       1,344,335         218,023
  Cost of mutual fund shares sold ................            (9,895,932)     (1,256,230)       (200,881)
                                                            ------------    ------------     -----------
   Realized gain (loss) on investments ...........                74,376          88,105          17,142
  Change in unrealized gain (loss)
   on investments ................................                49,773        (119,691)         20,955
                                                            ------------    ------------     -----------
   Net gain (loss) on investments ................               124,149         (31,586)         38,097
                                                            ------------    ------------     -----------
  Reinvested capital gains .......................                   -               -               -
                                                            ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........          $    329,783         118,765         123,028
                                                            ============    ============     ===========



                                                                                UIFMidCapG
                                                           -----------------------------------------------
                                                                  2001             2000            1999
                                                           -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                    -               -              -
  Mortality and expense risk charges (note 3).....                (2,178)           (162)            -
   Net investment income .........................                (2,178)           (162)            -
                                                            ------------    ------------     -----------
  Proceeds from mutual funds shares sold .........             1,223,717         769,277             -
  Cost of mutual fund shares sold ................            (1,632,353)       (782,583)            -
                                                            ------------    ------------     -----------
   Realized gain (loss) on investments ...........              (408,636)        (13,306)            -
  Change in unrealized gain (loss)
   on investments ................................               (55,910)        (98,350)            -
                                                            ------------    ------------     -----------
   Net gain (loss) on investments ................              (464,546)       (111,656)            -
                                                            ------------    ------------     -----------
  Reinvested capital gains .......................                    -              800             -
                                                            ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........              (466,724)       (111,018)            -
                                                            ============    ============     ===========





                                                                                  UIFUSRE
                                                           -------------------------------------------------
                                                                    2001            2000            1999
                                                           -------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  543,680         265,214          54,408
  Mortality and expense risk charges (note 3).....                  (14,079)         (2,123)         (1,163)
                                                           ----------------   -------------   -------------
   Net investment income .........................                  529,601         263,091          53,245
                                                           ----------------   -------------   -------------

  Proceeds from mutual funds shares sold .........                6,510,365      10,682,231      10,399,298
  Cost of mutual fund shares sold ................               (6,210,052)    (10,383,636)    (10,439,502)
                                                           ----------------   -------------   -------------
   Realized gain (loss) on investments ...........                  300,313         298,595         (40,204)
  Change in unrealized gain (loss)
   on investments ................................                  250,079         155,839        (130,048)
                                                           ----------------   -------------   -------------
   Net gain (loss) on investments ................                  550,392         454,434        (170,252)
                                                           ----------------   -------------   -------------
  Reinvested capital gains .......................                   99,201          25,130             -
                                                           ----------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........                1,179,194         742,655        (117,007)
                                                           ================   =============   =============


                                                                             VEWrldEMkt
                                                           ----------------------------------------------
                                                                2001            2000            1999
                                                           ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends.........................            $         -               -               -
  Mortality and expense risk charges (note 3)..                   (2,447)         (1,640)           (139)
                                                           -------------    ------------    ------------
   Net investment income.......................                   (2,447)         (1,640)           (139)
                                                           -------------    ------------    ------------

  Proceeds from mutual funds shares sold.......               28,686,132       8,541,759       1,092,848
  Cost of mutual fund shares sold..............              (29,763,363)     (8,950,297)       (857,511)
                                                           -------------    ------------    ------------
   Realized gain (loss) on investments.........               (1,077,231)       (408,538)        235,337
  Change in unrealized gain (loss)
   on investments..............................                1,090,597      (1,655,251)        663,413
                                                           -------------    ------------    ------------
   Net gain (loss) on investments..............                   13,366      (2,063,789)        898,750
                                                           -------------    ------------    ------------
  Reinvested capital gains.....................                      -               -               -
                                                           -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations.........            $      10,919      (2,065,429)        898,611
                                                           =============    ============    ============



                                                                              VEWrldHAs
                                                         ------------------------------------------------
                                                                2001             2000             1999
                                                         ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends............................                15,222           6,160           2,469
  Mortality and expense risk charges (note 3).....                  (584)           (124)           (295)
                                                           -------------    ------------      ----------
   Net investment income..........................                14,638           6,036           2,174
                                                           -------------    ------------      ----------

  Proceeds from mutual funds shares sold..........             1,165,958       6,042,759         718,765
  Cost of mutual fund shares sold.................            (1,224,245)     (6,013,577)       (692,370)
                                                           -------------    ------------      ----------
   Realized gain (loss) on investments............               (58,287)         29,182          26,395
  Change in unrealized gain (loss)
   on investments.................................              (147,688)         20,687          22,444
                                                           -------------    ------------      ----------
   Net gain (loss) on investments.................              (205,975)         49,869          48,839
                                                           -------------    ------------      ----------
  Reinvested capital gains........................                   -               -               -
                                                           -------------    ------------      ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations............              (191,337)         55,905          51,013
                                                           =============    ============      ==========



See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                             Total
                                                  ---------------------------------------------------------
                                                        2001                 2000               1999
                                                  ---------------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................     $     29,771,597         19,565,651          6,402,662
  Realized gain (loss) on investments .......         (180,670,480)        16,571,418          6,807,752
  Change in unrealized gain (loss)
     on investments .........................          (49,709,311)      (178,984,942)        42,568,531
  Reinvested capital gains ..................           40,368,917         50,385,356          6,941,880
                                                  ----------------    ---------------   ----------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....         (160,239,277)       (92,462,517)        62,720,825
                                                  ----------------    ---------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................        1,010,149,638        947,537,536        515,112,072
  Transfers between funds ...................                  -                  -                  -
  Surrenders ................................          (51,375,627)       (10,694,705)        (2,953,250)
  Death benefits ............................           (3,332,989)           (65,736)          (165,946)
  Policy loans (net of repayments) (note 5) .           (9,466,546)        (9,821,909)        (4,792,558)
  Deductions for surrender charges (note 2d).           (3,772,586)        (1,692,311)          (378,228)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................         (106,308,018)       (63,687,230)       (28,207,228)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................           (2,763,063)        (1,989,545)          (882,295)
     MSP contracts ..........................             (198,693)          (359,299)           (49,709)
     SL contracts ...........................             (549,866)          (165,436)           (99,794)
                                                  ----------------    ---------------   ----------------
       Net equity transactions ..............          832,382,250        859,061,365        477,583,064
                                                  ----------------    ---------------   ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......          672,142,973        766,598,848        540,303,889
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................        1,414,892,441        648,293,593        107,989,704
                                                  ----------------    ---------------   ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......     $  2,087,035,414      1,414,892,441        648,293,593
                                                  ================    ===============   ================

CHANGES IN UNITS:
  Beginning units ...........................          116,096,849         50,045,344          9,506,248
                                                  ----------------    ---------------   ----------------
  Units purchased ...........................          136,381,319        109,550,329         66,964,330
  Units redeemed ............................          (61,304,886)       (43,498,824)       (26,425,234)
                                                  ----------------    ---------------   ----------------
  Ending units ..............................          191,173,282        116,096,849         50,045,344
                                                  ================    ===============   ================





                                                                         ACVPIncGr
                                                     --------------------------------------------------
                                                           2001            2000                1999
                                                     --------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................               190,055         56,216             (4,525)
  Realized gain (loss) on investments .......            (1,838,222)        63,909            266,293
  Change in unrealized gain (loss)
     on investments .........................              (668,796)    (2,277,235)           692,513
  Reinvested capital gains ..................                   -              -                  -
                                                     --------------   ------------       ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....            (2,316,963)    (2,157,110)           954,281
                                                     --------------   ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................            16,904,735      9,141,279          4,843,884
  Transfers between funds ...................             8,194,621      7,485,967          5,659,068
  Surrenders ................................            (6,353,743)      (307,329)           (25,955)
  Death benefits ............................               (25,257)        (1,577)            (1,531)
  Policy loans (net of repayments) (note 5) .               (56,773)       (57,111)           (99,683)
  Deductions for surrender charges (note 2d).              (480,766)       (48,631)            (3,324)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................            (1,951,663)    (1,117,246)          (410,626)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................               (46,275)       (32,044)           (13,701)
     MSP contracts ..........................                (4,657)        (6,176)            (1,582)
     SL contracts ...........................                (8,572)        (4,637)            (1,422)
                                                     --------------   ------------       ------------
       Net equity transactions ..............            16,171,650     15,052,495          9,945,128
                                                     --------------   ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            13,854,687     12,895,385         10,899,409
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................            25,030,230     12,134,845          1,235,436
                                                     --------------   ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......            38,884,917     25,030,230         12,134,845
                                                     ==============   ============       ============

CHANGES IN UNITS:
  Beginning units ...........................             2,108,572        874,749             97,382
                                                     --------------   ------------       ------------
  Units purchased ...........................             2,012,075      1,358,922            990,326
  Units redeemed ............................              (537,943)      (125,099)          (212,959)
                                                     --------------   ------------       ------------
  Ending units ..............................             3,582,704      2,108,572            874,749
                                                     ==============   ============       ============




                                                                                   ACVPInt
                                                        -------------------------------------------------------------
                                                                  2001               2000                   1999
                                                        -------------------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................                     (41,095)           (14,005)                (3,029)
  Realized gain (loss) on investments .......                 (25,475,199)         2,847,917                628,064
  Change in unrealized gain (loss)
     on investments .........................                   6,676,950        (10,029,310)             4,031,727
  Reinvested capital gains ..................                   4,068,852            445,800                    -
                                                           --------------     --------------           ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....                 (14,770,492)        (6,749,598)             4,656,762
                                                           --------------     --------------           ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................                  15,964,755         17,266,035              3,440,338
  Transfers between funds ...................                   3,600,743         20,394,660              5,542,573
  Surrenders ................................                  (1,245,708)          (174,891)                (6,193)
  Death benefits ............................                     (52,127)            (5,691)                (3,352)
  Policy loans (net of repayments) (note 5) .                    (242,467)          (199,083)              (114,731)
  Deductions for surrender charges (note 2d).                     (94,258)           (27,674)                  (793)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................                  (2,510,290)        (1,602,834)              (514,310)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................                     (68,490)           (60,820)               (21,791)
     MSP contracts ..........................                      (7,374)            (7,381)                  (570)
     SL contracts ...........................                      (9,576)            (7,846)                (1,478)
                                                           --------------     --------------           ------------
       Net equity transactions ..............                  15,335,208         35,574,475              8,319,693
                                                           --------------     --------------           ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                     564,716         28,824,877             12,976,455
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................                  44,280,105         15,455,228              2,478,773
                                                           --------------     --------------           ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......                  44,844,821         44,280,105             15,455,228
                                                           ==============     ==============           ============

CHANGES IN UNITS:
  Beginning units ...........................                   3,063,338            830,394                209,297
                                                           --------------     --------------           ------------
  Units purchased ...........................                   1,803,688          2,368,251                682,334
  Units redeemed ............................                    (407,148)          (135,307)               (61,237)
                                                           --------------     --------------           ------------
  Ending units ..............................                   4,459,878          3,063,338                830,394
                                                           ==============     ==============           ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        ACVPValue                              CSWPGPV
                                                   ----------------------------------------------  -------------------------------
                                                         2001             2000          1999             2001            2000
                                                   ----------------------------------------------  -------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     94,634          26,769           8,355            (688)         (1,199)
  Realized gain (loss) on investments ..........        784,993           5,242         (38,029)       (390,882)        225,824
  Change in unrealized gain (loss)
     on investments ............................      1,499,813         865,295        (142,040)         71,425        (716,480)
  Reinvested capital gains .....................           --            74,870          85,768            --           141,743
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,379,440         972,176         (85,946)       (320,145)       (350,112)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      4,837,359       2,380,936         698,376         250,521         381,654
  Transfers between funds ......................     16,354,241       2,477,656         905,970         (26,438)        297,999
  Surrenders ...................................       (440,086)       (104,084)         (7,715)        (21,815)        (12,588)
  Death benefits ...............................        (62,019)           --              --              (101)           --
  Policy loans (net of repayments) (note 5) ....        (77,901)         (8,731)        (15,452)        (34,453)         (6,839)
  Deductions for surrender charges (note 2d) ...        (33,300)        (16,470)           (988)         (1,651)         (1,992)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,132,828)       (264,459)       (132,120)        (57,060)        (83,921)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (39,218)        (10,699)         (5,363)         (2,815)         (4,492)
     MSP contracts .............................         (2,191)           (992)           (203)           (703)           (481)
     SL contracts ..............................         (5,079)           (751)           (147)           (357)           (736)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     19,398,978       4,452,406       1,442,358         105,128         568,604
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     21,778,418       5,424,582       1,356,412        (215,017)        218,492
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      7,407,954       1,983,372         626,960       1,108,379         889,887
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 29,186,372       7,407,954       1,983,372         893,362       1,108,379
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        617,384         193,386          59,864          80,230          51,860
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      1,682,878         464,887         171,328          28,628          43,425
  Units redeemed ...............................       (139,085)        (40,889)        (37,806)        (16,202)        (15,055)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,161,177         617,384         193,386          92,656          80,230
                                                   ============    ============    ============    ============    ============

                                                       CSWPGPV                        CSWPIntEq
                                                   --------------   --------------------------------------------
                                                         1999             2001            2000          1999
                                                   --------------   --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................            (154)           (824)         11,560          19,201
  Realized gain (loss) on investments ..........          86,674      (1,154,946)        242,925         115,611
  Change in unrealized gain (loss)
     on investments ............................         208,276         737,104      (1,294,832)        581,395
  Reinvested capital gains .....................            --              --           310,165            --
                                                    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         294,796        (418,666)       (730,182)        716,207
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         170,257         361,952         467,135         386,407
  Transfers between funds ......................         306,681        (278,163)        625,009         716,698
  Surrenders ...................................          (1,792)        (67,204)        (33,371)         (6,378)
  Death benefits ...............................            --              (114)           --              --
  Policy loans (net of repayments) (note 5) ....          (2,901)        (26,312)        (16,955)         (4,356)
  Deductions for surrender charges (note 2d) ...            (229)         (5,085)         (5,281)           (817)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (61,093)       (122,795)       (157,048)       (114,080)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1,843)         (6,614)         (8,846)         (5,328)
     MSP contracts .............................             (24)           (507)           (866)           (367)
     SL contracts ..............................             (63)           (734)           (834)           (328)
                                                    ------------    ------------    ------------    ------------
       Net equity transactions .................         408,993        (145,576)        868,943         971,451
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         703,789        (564,242)        138,761       1,687,658
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         186,098       2,424,442       2,285,681         598,023
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         889,887       1,860,200       2,424,442       2,285,681
                                                    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          17,619         210,354         141,958          56,767
                                                    ------------    ------------    ------------    ------------
  Units purchased ..............................          38,599          37,812          84,215          98,872
  Units redeemed ...............................          (4,358)        (41,750)        (15,819)        (13,681)
                                                    ------------    ------------    ------------    ------------
  Ending units .................................          51,860         206,416         210,354         141,958
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      CSWPVal                             DryEuroEq
                                                   -------------------------------------------  ------------------------------
                                                         2001          2000           1999           2001           2000
                                                   -------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (5,391)        22,477          8,941          9,312          2,393
  Realized gain (loss) on investments ..........        33,836         93,144         (2,440)      (524,850)       (61,506)
  Change in unrealized gain (loss)
     on investments ............................       (66,654)        87,894         (2,238)       (19,212)        26,273
  Reinvested capital gains .....................          --           23,283         18,278           --           39,799
                                                   -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (38,209)       226,798         22,541       (534,750)         6,959
                                                   -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       479,149        576,937        486,214      1,122,135        298,004
  Transfers between funds ......................       819,215        628,024           (106)      (279,014)     1,063,297
  Surrenders ...................................       (30,177)        (4,490)        (2,612)       (37,778)           (23)
  Death benefits ...............................          --             --             --           (1,076)          --
  Policy loans (net of repayments) (note 5) ....       (11,554)       (20,705)        (3,476)          (528)          (310)
  Deductions for surrender charges (note 2d) ...        (2,283)          (710)          (334)        (2,858)            (4)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (170,041)      (131,580)       (53,820)      (135,716)       (41,463)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (5,847)        (4,272)        (2,591)        (3,369)        (1,518)
     MSP contracts .............................          (626)          (428)           (46)          (341)          (296)
     SL contracts ..............................          (781)          (681)           (57)          (655)          (300)
                                                   -----------    -----------    -----------    -----------    -----------
       Net equity transactions .................     1,077,055      1,042,095        423,172        660,800      1,317,387
                                                   -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,038,846      1,268,893        445,713        126,050      1,324,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     2,434,534      1,165,641        719,928      1,459,019        134,673
                                                   -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 3,473,380      2,434,534      1,165,641      1,585,069      1,459,019
                                                   ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       200,517        102,845         66,036        115,223         10,415
                                                   -----------    -----------    -----------    -----------    -----------
  Units purchased ..............................       104,429        114,059         67,676        113,434        110,285
  Units redeemed ...............................       (19,562)       (16,387)       (30,867)       (54,260)        (5,477)
                                                   -----------    -----------    -----------    -----------    -----------
  Ending units .................................       285,384        200,517        102,845        174,397        115,223
                                                   ===========    ===========    ===========    ===========    ===========

                                                     DryEuroEq                      DrySRGro
                                                   -------------   ------------------------------------------
                                                          1999          2001            2000            1999
                                                   -------------   ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................             266         (3,669)       127,586            190
  Realized gain (loss) on investments ..........             360     (1,322,306)       286,804        137,365
  Change in unrealized gain (loss)
     on investments ............................           9,997     (3,298,528)    (2,392,732)       901,808
  Reinvested capital gains .....................           1,251           --             --          279,678
                                                     -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          11,874     (4,624,503)    (1,978,342)     1,319,041
                                                     -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................           8,625     10,416,978      5,340,142      2,335,241
  Transfers between funds ......................         114,306      1,388,663      6,492,229      4,065,765
  Surrenders ...................................            --         (464,880)      (161,374)       (13,484)
  Death benefits ...............................            --          (77,433)        17,714        (18,063)
  Policy loans (net of repayments) (note 5) ....            --         (183,269)      (253,461)       (33,299)
  Deductions for surrender charges (note 2d) ...            --          (35,176)       (25,536)        (1,727)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................             (92)    (2,070,697)    (1,388,349)      (506,680)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................             (32)       (60,803)       (49,907)       (17,385)
     MSP contracts .............................              (8)        (3,920)        (4,193)          (332)
     SL contracts ..............................            --           (5,979)        (2,607)          (913)
                                                     -----------    -----------    -----------    -----------
       Net equity transactions .................         122,799      8,903,484      9,964,658      5,809,123
                                                     -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         134,673      4,278,981      7,986,316      7,128,164
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................            --       16,486,408      8,500,092      1,371,928
                                                     -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         134,673     20,765,389     16,486,408      8,500,092
                                                     ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................            --        1,132,559        509,172        106,093
                                                     -----------    -----------    -----------    -----------
  Units purchased ..............................          10,455      1,120,486        741,714        445,091
  Units redeemed ...............................             (40)      (348,304)      (118,327)       (42,012)
                                                     -----------    -----------    -----------    -----------
  Ending units .................................          10,415      1,904,741      1,132,559        509,172
                                                     ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        DryStkIx                                   DryAp
                                                   -----------------------------------------------    ------------------------------
                                                         2001             2000             1999             2001            2000
                                                   -----------------------------------------------    ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   2,225,892        1,474,581          613,975          221,754        147,948
  Realized gain (loss) on investments ..........     (13,853,031)       3,585,686          612,737       (1,084,787)       353,748
  Change in unrealized gain (loss)
     on investments ............................     (22,871,757)     (27,898,576)      11,117,238       (1,683,766)    (1,102,409)
  Reinvested capital gains .....................       1,239,287        3,654,055          672,634             --          355,671
                                                   -------------    -------------    -------------    -------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (33,259,609)     (19,184,254)      13,016,584       (2,546,799)      (245,042)
                                                   -------------    -------------    -------------    -------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      78,670,945       68,654,997       41,330,848        9,000,607     13,754,528
  Transfers between funds ......................     (16,553,579)      72,727,790       57,817,925       (1,111,989)     1,480,475
  Surrenders ...................................      (9,057,375)      (1,341,027)        (626,906)        (763,458)      (176,111
  Death benefits ...............................        (767,254)           2,224          (24,555)         (96,423)          --
  Policy loans (net of repayments) (note 5) ....      (1,107,133)        (792,260)        (192,790)        (105,753)      (114,896)
  Deductions for surrender charges (note 2d) ...        (685,340)        (212,202)         (80,289)         (57,768)       (27,867)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (12,949,074)      (8,955,356)      (4,045,059)      (1,733,024)    (1,277,668)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (346,249)        (279,995)        (134,875)         (43,557)       (33,727)
     MSP contracts .............................         (32,180)         (49,600)          (4,126)          (1,513)        (5,950)
     SL contracts ..............................         (71,257)         (28,362)         (11,443)          (7,972)        (1,121)
                                                   -------------    -------------    -------------    -------------   ------------
       Net equity transactions .................      37,101,504      129,726,209       94,028,730        5,079,150     13,597,663
                                                   -------------    -------------    -------------    -------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       3,841,895      110,541,955      107,045,314        2,532,351     13,352,621
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     231,961,839      121,419,884       14,374,570       32,278,418     18,925,797
                                                   -------------    -------------    -------------    -------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 235,803,734      231,961,839      121,419,884       34,810,769     32,278,418
                                                   =============    =============    =============    =============   ============

CHANGES IN UNITS:
  Beginning units ..............................      18,907,653        8,707,267        1,136,754        2,588,042      1,466,981
                                                   -------------    -------------    -------------    -------------   ------------
  Units purchased ..............................       8,863,550       11,088,744        7,959,543        1,042,009      1,345,193
  Units redeemed ...............................      (6,481,810)        (888,358)        (389,030)        (605,411)      (224,132)
                                                   -------------    -------------    -------------    -------------   ------------
  Ending units .................................      21,289,393       18,907,653        8,707,267        3,024,640      2,588,042
                                                   =============    =============    =============    =============   ============

                                                         DryAp                            FISFedQual
                                                     -------------     -----------------------------------------------
                                                           1999            2001             2000               1999
                                                     ------------      -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................            82,323        1,359,733          248,090           (3,162)
  Realized gain (loss) on investments ..........           369,370        5,098,570          126,755           (1,907)
  Change in unrealized gain (loss)
     on investments ............................           649,339       (1,493,674)       2,975,611           40,201
  Reinvested capital gains .....................            68,742          147,643             --               --
                                                     -------------    -------------    -------------    -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         1,169,774        5,112,272        3,350,456           35,132
                                                     -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        12,955,621       10,012,591       18,965,217        3,119,190
  Transfers between funds ......................         4,076,889      (18,061,162)      19,532,260        8,049,110
  Surrenders ...................................           (56,786)        (161,111)            --               --
  Death benefits ...............................            (6,440)         (55,447)          (5,851)            --
  Policy loans (net of repayments) (note 5) ....           (32,681)         (30,969)          (6,815)            --
  Deductions for surrender charges (note 2d) ...            (7,273)         (12,191)            --               --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................          (701,318)      (1,846,772)        (606,106)         (20,060)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (17,976)         (21,564)          (2,155)             (31)
     MSP contracts .............................              (683)          (1,043)            (611)             (21)
     SL contracts ..............................            (1,755)          (2,164)            (235)            --
                                                     -------------    -------------    -------------    -------------
       Net equity transactions .................        16,207,598      (10,179,832)      37,875,704       11,148,188
                                                     -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        17,377,372       (5,067,560)      41,226,160       11,183,320
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         1,548,425       52,409,480       11,183,320             --
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        18,925,797       47,341,920       52,409,480       11,183,320
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ..............................           120,461        4,818,737        1,133,916             --
                                                     -------------    -------------    -------------    -------------
  Units purchased ..............................         1,811,470        2,378,798        3,748,621        1,141,400
  Units redeemed ...............................          (464,950)      (3,155,724)         (63,800)          (7,484)
                                                     -------------    -------------    -------------    -------------
  Ending units .................................         1,466,981        4,041,811        4,818,737        1,133,916
                                                     =============    =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        FidVIPEIS                            FidVIPGrS
                                                   --------------------------------------------    -----------------------------
                                                         2001            2000           1999           2001             2000
                                                   --------------------------------------------    -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    411,117         262,884          93,800        (138,980)        (60,006)
  Realized gain (loss) on investments ..........       (701,218)       (546,971)        303,591     (13,354,389)      1,245,093
  Change in unrealized gain (loss)
     on investments ............................     (3,016,312)      1,470,791        (277,459)    (10,987,478)    (19,309,179)
  Reinvested capital gains .....................      1,383,058       1,063,019         214,564       6,737,804       5,556,689
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (1,923,355)      2,249,723         334,496     (17,743,043)    (12,567,403)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,788,407       7,850,333       4,448,956      40,138,736      37,211,019
  Transfers between funds ......................     18,394,027       4,967,158       6,896,656      (7,406,015)     39,402,444
  Surrenders ...................................       (792,454)       (341,944)        (80,452)     (5,421,805)       (572,831)
  Death benefits ...............................       (202,403)         (6,617)         (1,391)        (85,131)        (17,086)
  Policy loans (net of repayments) (note 5) ....       (163,750)       (315,976)       (144,802)       (455,745)       (799,676)
  Deductions for surrender charges (note 2d) ...        (59,962)        (54,109)        (10,304)       (410,249)        (90,644)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (3,127,024)     (1,698,463)     (1,124,439)     (7,373,061)     (5,241,119)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (99,874)        (68,189)        (43,634)       (212,959)       (178,345)
     MSP contracts .............................         (7,057)         (4,739)         (1,965)        (13,536)        (24,381)
     SL contracts ..............................        (11,473)         (5,991)         (1,316)        (27,391)        (12,861)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     27,718,437      10,321,463       9,937,309      18,732,844      69,676,520
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     25,795,082      12,571,186      10,271,805         989,801      57,109,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     28,612,353      16,041,167       5,769,362      99,536,403      42,427,286
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 54,407,435      28,612,353      16,041,167     100,526,204      99,536,403
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,297,584       1,374,484         517,910       6,561,226       2,322,709
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      2,813,226       1,252,718         975,907       3,919,641       4,664,500
  Units redeemed ...............................       (372,658)       (329,618)       (119,333)     (2,359,294)       (425,983)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      4,738,152       2,297,584       1,374,484       8,121,573       6,561,226
                                                   ============    ============    ============    ============    ============



                                                      FidVIPGrS                      FidVIPHIS
                                                   -------------   ----------------------------------------------
                                                         1999           2001            2000             1999
                                                   -------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (4,278)      1,945,684         689,813         363,341
  Realized gain (loss) on investments ..........        146,210      (5,088,408)     (1,172,059)       (114,464)
  Change in unrealized gain (loss)
     on investments ............................      6,093,883         462,487      (3,641,858)        103,063
  Reinvested capital gains .....................        543,154            --              --            13,640
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      6,778,969      (2,680,237)     (4,124,104)        365,580
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,666,314       5,988,955       7,533,788       2,442,012
  Transfers between funds ......................     20,406,545       1,708,086       3,220,351       3,417,897
  Surrenders ...................................        (63,057)     (2,262,302)       (716,896)        (30,819)
  Death benefits ...............................        (10,491)        (23,795)           --            (1,204)
  Policy loans (net of repayments) (note 5) ....       (177,397)        (66,288)         (1,732)       (134,160)
  Deductions for surrender charges (note 2d) ...         (8,076)       (171,180)       (113,440)         (3,947)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,671,275)       (963,420)       (677,508)       (455,068)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (55,807)        (24,816)        (22,619)        (18,072)
     MSP contracts .............................         (2,486)         (2,294)         (3,871)         (1,135)
     SL contracts ..............................         (3,848)         (4,741)         (2,510)         (1,596)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     32,080,422       4,178,205       9,215,563       5,213,908
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     38,859,391       1,497,968       5,091,459       5,579,488
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      3,567,895      14,195,423       9,103,964       3,524,476
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     42,427,286      15,693,391      14,195,423       9,103,964
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        256,014       1,807,889         895,631         368,766
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      2,192,613       1,016,232       1,222,377         623,361
  Units redeemed ...............................       (125,918)       (547,634)       (310,119)        (96,496)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      2,322,709       2,276,487       1,807,889         895,631
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        FidVIPOvS                            FidVIPConS
                                                   --------------------------------------------    -----------------------------
                                                         2001            2000           1999            2001            2000
                                                   --------------------------------------------    -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $  1,160,435         167,888          11,251         257,436          65,914
  Realized gain (loss) on investments ..........    (12,490,138)     (1,765,190)        730,465      (5,093,795)        528,352
  Change in unrealized gain (loss)
     on investments ............................      3,190,822      (4,479,931)      1,849,661      (3,013,382)     (6,926,956)
  Reinvested capital gains .....................      1,957,820       1,409,432          34,048       1,230,579       3,401,735
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,181,061)     (4,667,801)      2,625,425      (6,619,162)     (2,930,955)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     10,190,419       8,505,042       1,371,398      15,319,963      13,331,258
  Transfers between funds ......................       (546,602)      8,652,600       8,415,589       3,681,440      16,551,717
  Surrenders ...................................     (5,250,024)       (105,541)        (26,372)       (995,784)       (475,190)
  Death benefits ...............................        (56,878)        (10,322)           (308)        (90,406)        (21,261)
  Policy loans (net of repayments) (note 5) ....        (64,044)        (59,458)        (21,644)       (394,100)       (383,633)
  Deductions for surrender charges (note 2d) ...       (397,251)        (16,701)         (3,377)        (75,347)        (75,193)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,432,362)     (1,042,254)       (318,257)     (4,535,549)     (3,087,387)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (33,180)        (27,681)        (10,339)       (150,018)       (119,105)
     MSP contracts .............................         (1,604)         (7,325)           (724)         (5,104)        (13,801)
     SL contracts ..............................         (6,274)         (2,147)           (955)        (18,408)         (4,789)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      2,402,200      15,886,213       9,405,011      12,736,687      25,702,616
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (3,778,861)     11,218,412      12,030,436       6,117,525      22,771,661
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     24,323,563      13,105,151       1,074,715      47,371,947      24,600,286
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 20,544,702      24,323,563      13,105,151      53,489,472      47,371,947
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,097,033         897,019          95,893       3,295,764       1,555,137
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      1,124,267       1,314,737         863,392       1,623,710       2,019,106
  Units redeemed ...............................       (992,359)       (114,723)        (62,266)       (655,508)       (278,479)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,228,941       2,097,033         897,019       4,263,966       3,295,764
                                                   ============    ============    ============    ============    ============


                                                    FidVIPConS                       FidVIPGrOpS
                                                   ------------    ---------------------------------------------
                                                        1999             2001           2000             1999
                                                   ------------    ---------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         22,353          17,074         114,308          25,116
  Realized gain (loss) on investments ..........        214,850      (1,796,023)       (205,257)         53,554
  Change in unrealized gain (loss)
     on investments ............................      3,006,379        (394,636)     (3,225,818)        137,134
  Reinvested capital gains .....................        195,897            --           662,022          55,207
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      3,439,479      (2,173,585)     (2,654,745)        271,011
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      6,884,353       4,061,107       4,026,349       3,045,388
  Transfers between funds ......................     11,647,164         600,250       4,007,402       5,377,081
  Surrenders ...................................       (454,009)       (236,679)       (106,913)       (191,409)
  Death benefits ...............................         (4,599)        (18,957)        (14,827)         (1,216)
  Policy loans (net of repayments) (note 5) ....       (155,019)       (102,112)       (182,797)        (42,620)
  Deductions for surrender charges (note 2d) ...        (58,146)        (17,909)        (16,918)        (24,514)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,389,362)     (1,325,485)     (1,045,761)       (632,760)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (50,526)        (41,292)        (39,737)        (23,008)
     MSP contracts .............................         (1,103)         (2,602)         (3,764)         (1,943)
     SL contracts ..............................         (2,492)         (4,804)         (3,068)         (1,552)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     16,416,261       2,911,517       6,619,966       7,503,447
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     19,855,740         737,932       3,965,221       7,774,458
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,744,546      14,159,293      10,194,072       2,419,614
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     24,600,286      14,897,225      14,159,293      10,194,072
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        365,486       1,359,801         798,468         194,457
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      1,338,819         601,865         797,422         679,802
  Units redeemed ...............................       (149,168)       (278,588)       (236,089)        (75,791)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      1,555,137       1,683,078       1,359,801         798,468
                                                   ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                    JanCapAp                             JanGlTech
                                                   -----------------------------------  ----------------------------------
                                                         2001            2000     1999       2001           2000     1999
                                                   -----------------------------------  ----------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    230,698         130,055    -         88,214          88,473    -
  Realized gain (loss) on investments ..........     (6,754,756)       (531,461)   -     (7,338,510)     (1,654,449)   -
  Change in unrealized gain (loss)
     on investments ............................       (170,898)     (3,401,482)   -        249,355      (5,609,957)   -
  Reinvested capital gains .....................           --              --      -           --              --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,694,956)     (3,802,888)   -     (7,000,941)     (7,175,933)   -
                                                   ------------    ------------   ---   -----------     -----------  ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     10,087,668       4,655,897    -      7,602,918       5,576,181    -
  Transfers between funds ......................      8,106,584      22,374,018    -      1,847,915      18,371,062    -
  Surrenders ...................................       (301,372)        (74,366)   -       (488,064)        (65,589)   -
  Death benefits ...............................        (70,562)           --      -         (8,194)           (282)   -
  Policy loans (net of repayments) (note 5) ....       (120,940)        (27,728)   -        (43,323)        (67,411)   -
  Deductions for surrender charges (note 2d) ...        (22,804)        (11,767)   -        (36,930)        (10,379)   -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (2,452,006)       (892,334)   -     (1,585,925)       (930,882)   -
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (70,990)        (33,096)   -        (45,749)        (32,832)   -
     MSP contracts .............................         (2,884)         (4,072)   -         (1,223)         (5,353)   -
     SL contracts ..............................         (9,847)         (1,406)   -         (5,981)           (670)   -
                                                   ------------    ------------   ---   -----------     -----------  ---
       Net equity transactions .................     15,142,847      25,985,146    -      7,235,444      22,833,845    -
                                                   ------------    ------------   ---   -----------     -----------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      8,447,891      22,182,258    -        234,503      15,657,912    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     22,182,258            --      -     15,657,912            --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 30,630,149      22,182,258    -     15,892,415      15,657,912    -
                                                   ============    ============   ===   ===========     ===========  ===

CHANGES IN UNITS:
  Beginning units ..............................      2,695,290            --      -      2,380,162            --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
  Units purchased ..............................      2,555,765       2,815,308    -      2,389,863       2,513,806    -
  Units redeemed ...............................       (481,485)       (120,018)   -       (912,397)       (133,644)   -
                                                   ------------    ------------   ---   -----------     -----------  ---
  Ending units .................................      4,769,570       2,695,290    -      3,857,628       2,380,162    -
                                                   ============    ============   ===   ===========     ===========  ===

                                                                   JanIntGro
                                                    -----------------------------------
                                                        2001            2000      1999
                                                    ------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        169,625         477,547    --
  Realized gain (loss) on investments ..........    (11,364,969)     (1,380,504)   --
  Change in unrealized gain (loss)
     on investments ............................      4,906,857      (2,809,392)   --
  Reinvested capital gains .....................           --              --      --
                                                    -----------     -----------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,288,487)     (3,712,349)   --
                                                    -----------     -----------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,346,220       3,860,854    --
  Transfers between funds ......................     10,737,224      19,317,238    --
  Surrenders ...................................       (254,359)        (64,857)   --
  Death benefits ...............................        (51,142)         (1,321)   --
  Policy loans (net of repayments) (note 5) ....       (111,482)        (44,077)   --
  Deductions for surrender charges (note 2d) ...        (19,246)        (10,263)   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (2,088,452)       (688,560)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (57,868)        (25,778)   --
     MSP contracts .............................         (2,238)         (2,921)   --
     SL contracts ..............................         (6,975)           (733)   --
                                                    -----------     -----------   ---
       Net equity transactions .................     21,491,682      22,339,582    --
                                                    -----------     -----------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     15,203,195      18,627,233    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     18,627,233            --      --
                                                    -----------     -----------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     33,830,428      18,627,233    --
                                                    ===========     ===========   ===

CHANGES IN UNITS:
  Beginning units ..............................      2,253,062            --      --
                                                    -----------     -----------   ---
  Units purchased ..............................      3,505,685       2,353,803    --
  Units redeemed ...............................       (400,617)       (100,741)   --
                                                    -----------     -----------   ---
  Ending units .................................      5,358,130       2,253,062    --
                                                    ===========     ===========   ===


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      NSATCapAp                              NSATMidCapIx
                                                   ---------------------------------------------   -----------------------------
                                                        2001            2000           1999              2001            2000
                                                   ---------------------------------------------   -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     (7,359)         30,760          93,682          54,108          23,516
  Realized gain (loss) on investments ..........     (9,049,823)       (652,870)        538,187        (614,375)        291,278
  Change in unrealized gain (loss)
     on investments ............................      3,255,014     (11,341,220)     (1,637,699)        601,633        (336,854)
  Reinvested capital gains .....................           --         4,845,304       1,352,393         145,893         238,697
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (5,802,168)     (7,118,026)        346,563         187,259         216,637
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      5,717,712       8,485,213       9,062,429       4,313,632       1,349,384
  Transfers between funds ......................     (3,464,155)      1,967,580       7,693,905       7,424,370       4,514,754
  Surrenders ...................................       (662,031)       (306,983)       (206,070)       (158,510)         (1,416)
  Death benefits ...............................        (35,835)         10,787         (17,696)        (19,824)           --
  Policy loans (net of repayments) (note 5) ....       (121,485)       (245,557)        (72,988)        (45,778)         (1,227)
  Deductions for surrender charges (note 2d) ...        (50,094)        (48,576)        (26,392)        (11,994)           (224)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,928,000)     (2,322,085)     (1,637,150)       (922,352)       (182,757)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (59,480)        (83,996)        (57,366)        (26,787)         (7,127)
     MSP contracts .............................         (3,712)         (5,475)         (1,785)         (1,036)         (2,018)
     SL contracts ..............................         (5,083)         (4,898)         (1,205)         (7,302)           (272)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................       (612,163)      7,446,010      14,735,682      10,544,419       5,669,097
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (6,414,331)        327,984      15,082,245      10,731,678       5,885,734
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     21,723,803      21,395,819       6,313,574       6,706,080         820,346
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 15,309,472      21,723,803      21,395,819      17,437,758       6,706,080
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,348,405       1,644,036         485,911         447,279          61,224
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        868,642       1,198,867       1,379,462         842,197         399,626
  Units redeemed ...............................       (990,546)       (494,498)       (221,337)        (90,317)        (13,571)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,226,501       2,348,405       1,644,036       1,199,159         447,279
                                                   ============    ============    ============    ============    ============

                                                    NSATMidCapIx                       NSATEqInc
                                                   -------------   -----------------------------------------------
                                                        1999               2001           2000           1999
                                                   -------------   -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           1,210          55,324          14,259           1,651
  Realized gain (loss) on investments ..........          14,818        (117,452)         46,405          16,878
  Change in unrealized gain (loss)
     on investments ............................          51,305        (341,379)       (334,972)         84,114
  Reinvested capital gains .....................          47,431            --              --               202
                                                    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         114,764        (403,507)       (274,308)        102,845
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          29,706       1,335,353         473,028         100,722
  Transfers between funds ......................         418,208       2,490,417       1,253,216         527,196
  Surrenders ...................................            (445)        (74,711)         (6,869)           (207)
  Death benefits ...............................            --            (6,873)           --              --
  Policy loans (net of repayments) (note 5) ....          (3,245)            756         (32,403)         (1,768)
  Deductions for surrender charges (note 2d) ...             (57)         (5,653)         (1,087)            (26)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (35,179)       (295,375)       (157,503)        (48,952)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (2,054)         (8,213)         (5,044)         (1,993)
     MSP contracts .............................             (35)           (850)           (589)            (80)
     SL contracts ..............................             (34)           (743)           (503)            (77)
                                                    ------------    ------------    ------------    ------------
       Net equity transactions .................         406,865       3,434,108       1,522,246         574,815
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         521,629       3,030,601       1,247,938         677,660
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         298,717       2,169,612         921,674         244,014
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         820,346       5,200,213       2,169,612         921,674
                                                    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          26,958         180,572          67,642          21,211
                                                    ------------    ------------    ------------    ------------
  Units purchased ..............................          37,816         386,266         135,367          51,440
  Units redeemed ...............................          (3,550)        (38,446)        (22,437)         (5,009)
                                                    ------------    ------------    ------------    ------------
  Ending units .................................          61,224         528,392         180,572          67,642
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATHIncBd                            NSATEmMkt
                                                   ---------------------------------------------  ------------------------------
                                                        2001            2000            1999              2001          2000
                                                   ---------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $  1,396,651       1,110,135         305,361           1,212            --
  Realized gain (loss) on investments ..........     (2,597,008)       (309,417)          2,166          40,116          (3,018)
  Change in unrealized gain (loss)
     on investments ............................      1,237,276      (1,573,020)       (155,595)         31,257             336
  Reinvested capital gains .....................           --              --               645            --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         36,919        (772,302)        152,577          72,585          (2,682)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      1,942,949       5,531,190       4,145,976          86,450             430
  Transfers between funds ......................     (6,906,064)      2,945,536       3,041,733         886,606          23,571
  Surrenders ...................................       (202,910)       (202,047)         (1,402)            (24)           --
  Death benefits ...............................        (30,268)           (243)           --              (173)           --
  Policy loans (net of repayments) (note 5) ....        (23,836)         27,348          (1,976)         (3,481)           --
  Deductions for surrender charges (note 2d) ...        (15,354)        (31,972)           (180)             (2)           --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (477,273)       (295,849)       (134,672)        (29,062)           (398)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (10,073)         (5,820)         (4,222)           (892)            (17)
     MSP contracts .............................           (800)           (873)            (16)           (431)           --
     SL contracts ..............................         (2,394)           (176)           (549)           (201)            (73)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     (5,726,023)      7,967,094       7,044,692         938,790          23,513
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (5,689,104)      7,194,792       7,197,269       1,011,375          20,831
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     15,363,078       8,168,286         971,017          20,831            --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  9,673,974      15,363,078       8,168,286       1,032,206          20,831
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      1,660,401         805,022          92,454           2,391            --
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        435,364         918,997         756,587         126,952           2,438
  Units redeemed ...............................     (1,123,090)        (63,618)        (44,019)         (4,375)            (47)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        972,675       1,660,401         805,022         124,968           2,391
                                                   ============    ============    ============    ============    ============



                                                   NSATEmMkt             NSATGlobTC
                                                   ---------  ------------------------------------
                                                     1999      2001            2000      1999
                                                   ------     ------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................      -           (251)           --      --
  Realized gain (loss) on investments ..........      -       (486,708)         (4,426)   --
  Change in unrealized gain (loss)
     on investments ............................      -        108,169        (195,957)   --
  Reinvested capital gains .....................      -           --            10,013    --
                                                     ---  ------------    ------------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      -       (378,790)       (190,370)   --
                                                     ---  ------------    ------------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      -        308,149          36,330    --
  Transfers between funds ......................      -        822,431         719,894    --
  Surrenders ...................................      -         (6,202)           --      --
  Death benefits ...............................      -           (158)           --      --
  Policy loans (net of repayments) (note 5) ....      -         (6,402)            (22)   --
  Deductions for surrender charges (note 2d) ...      -           (469)           --      --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      -       (101,924)        (14,760)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      -         (3,053)           (358)   --
     MSP contracts .............................      -           (190)             (4)   --
     SL contracts ..............................      -           (128)           (108)   --
                                                     ---  ------------    ------------   ---
       Net equity transactions .................      -      1,012,054         740,972    --
                                                     ---   ------------    ------------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      -        633,264         550,602    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      -        550,602            --      --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      -      1,183,866         550,602    --
                                                     ===   ============    ============  ===

CHANGES IN UNITS:
  Beginning units ..............................     ---         91,498            --      --
                                                      -   ------------    ------------    ---
  Units purchased ..............................      -        293,293          92,911    --
  Units redeemed ...............................      -        (41,146)         (1,413)   --
                                                      -   ------------    ------------    ---
  Ending units .................................      -        343,645          91,498    --
                                                    ===   ============    ============    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATIntGr                         NSATGlob50
                                                   -------------------------------------------  ------------------------------
                                                         2001            2000         1999            2001            2000
                                                   -------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $        117            --            --           491,832         162,075
  Realized gain (loss) on investments ..........        (31,454)            661          --        (1,223,769)         84,827
  Change in unrealized gain (loss)
     on investments ............................          2,021             260          --        (4,809,630)     (4,336,580)
  Reinvested capital gains .....................           --              --            --              --           945,098
                                                   ------------    ------------    ------------    ----------      ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        (29,316)            921          --        (5,541,567)     (3,144,580)
                                                   ------------    ------------    ------------    ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        102,832           1,248          --        12,723,229      12,463,148
  Transfers between funds ......................        198,272          23,447          --          (640,442)      2,956,853
  Surrenders ...................................           (772)           --            --          (907,039)        (17,060)
  Death benefits ...............................           --              --            --           (29,301)           --
  Policy loans (net of repayments) (note 5) ....           (243)           --            --           (44,008)        (18,038)
  Deductions for surrender charges (note 2d) ...            (58)           --            --           (68,633)         (2,700)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................        (12,270)           (576)         --          (608,881)       (486,956)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (369)            (20)         --           (11,299)        (10,018)
     MSP contracts .............................           (110)           --            --              (575)        (54,582)
     SL contracts ..............................            (28)            (73)         --           (75,060)           (649)
                                                   ------------    ------------    ------------    ----------      ----------
       Net equity transactions .................        287,254          24,026          --        10,337,991      14,829,998
                                                   ------------    ------------    ------------    ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        257,938          24,947          --         4,796,424      11,685,418
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         24,947            --            --        26,985,394      15,299,976
                                                   ------------    ------------    ------------    ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $    282,885          24,947          --        31,781,818      26,985,394
                                                   ============    ============    ============    ==========      ==========

CHANGES IN UNITS:
  Beginning units ..............................          2,697            --            --         2,256,557       1,116,697
                                                   ------------    ------------    ------------    ----------      ----------
  Units purchased ..............................         42,203           2,770          --         1,327,934       1,201,157
  Units redeemed ...............................         (1,979)            (73)         --          (313,278)        (61,297)
                                                   ------------    ------------    ------------    ----------      ----------
  Ending units .................................         42,921           2,697          --         3,271,213       2,256,557
                                                   ============    ============    ============    ==========      ==========


                                                      NSATGlob50                      NSATGvtBd
                                                   --------------   -----------------------------------------------
                                                          1999            2001            2000            1999
                                                   --------------   -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           (1,843)      4,469,213       2,083,360         760,961
  Realized gain (loss) on investments ..........          108,508         944,656        (164,247)       (653,491)
  Change in unrealized gain (loss)
     on investments ............................          997,392        (196,849)      2,189,054        (442,511)
  Reinvested capital gains .....................          456,545         158,118            --            35,939
                                                     ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        1,560,602       5,375,138       4,108,167        (299,102)
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        1,045,536      30,655,820      17,668,928       5,188,264
  Transfers between funds ......................       12,602,010      37,359,271       9,887,594      10,824,196
  Surrenders ...................................         (149,120)       (323,902)        (72,334)         (7,882)
  Death benefits ...............................             (783)       (241,226)           (652)           (779)
  Policy loans (net of repayments) (note 5) ....           (3,556)       (304,285)       (103,358)        (10,210)
  Deductions for surrender charges (note 2d) ...          (19,098)        (24,509)        (11,446)         (1,010)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (215,865)     (3,143,662)     (1,298,442)       (747,310)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (4,771)        (46,681)        (21,054)        (13,896)
     MSP contracts .............................              (78)        (11,073)         (3,139)         (3,046)
     SL contracts ..............................           (8,899)         (6,758)         (7,679)         (1,057)
                                                     ------------    ------------    ------------    ------------
       Net equity transactions .................       13,245,376      63,912,995      26,038,418      15,227,270
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       14,805,978      69,288,133      30,146,585      14,928,168
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................          493,998      49,772,661      19,626,076       4,697,908
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       15,299,976     119,060,794      49,772,661      19,626,076
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................           41,464       4,270,820       1,882,004         436,992
                                                     ------------    ------------    ------------    ------------
  Units purchased ..............................        1,104,898       5,632,298       2,670,982       1,601,216
  Units redeemed ...............................          (29,665)       (334,435)       (282,166)       (156,204)
                                                     ------------    ------------    ------------    ------------
  Ending units .................................        1,116,697       9,568,683       4,270,820       1,882,004
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATBal                              NSATMSecBd
                                                   ---------------------------------------------  --------------------------------
                                                        2001            2000            1999            2001           2000
                                                   ---------------------------------------------  --------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    226,198         167,547          78,490       1,900,995       1,344,591
  Realized gain (loss) on investments ..........       (290,026)         63,538         (42,204)        (88,690)        (66,760)
  Change in unrealized gain (loss)
     on investments ............................       (284,440)       (214,628)        (33,063)       (477,943)       (112,147)
  Reinvested capital gains .....................           --              --               495            --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (348,268)        (10,543)          3,718       1,334,362       1,165,684
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,262,506       1,988,633       1,611,897      12,132,219       9,346,749
  Transfers between funds ......................      3,546,264       1,908,503       1,487,269       1,601,401       3,298,958
  Surrenders ...................................       (291,289)       (157,913)       (107,959)     (1,045,750)        (62,839)
  Death benefits ...............................         (4,798)        (11,305)           --           (19,778)           --
  Policy loans (net of repayments) (note 5) ....       (104,338)        (49,949)        (10,080)        (58,777)        (10,119)
  Deductions for surrender charges (note 2d) ...        (22,041)        (24,988)        (13,826)        (79,128)         (9,943)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (708,814)       (312,300)       (211,528)       (885,477)       (538,746)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (19,653)        (10,757)         (6,440)        (12,804)         (8,327)
     MSP contracts .............................         (2,465)         (2,649)           (439)         (1,291)        (37,227)
     SL contracts ..............................         (4,164)         (1,847)           (638)        (65,836)           (891)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      5,651,208       3,325,428       2,748,256      11,564,779      11,977,615
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      5,302,940       3,314,885       2,751,974      12,899,141      13,143,299
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      6,798,298       3,483,413         731,439      26,316,626      13,173,327
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,101,238       6,798,298       3,483,413      39,215,767      26,316,626
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        648,063         327,982          67,709       2,433,129       1,283,724
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        698,378         449,447         353,956       1,279,025       1,242,287
  Units redeemed ...............................       (150,242)       (129,366)        (93,683)       (220,960)        (92,882)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      1,196,199         648,063         327,982       3,491,194       2,433,129
                                                   ============    ============    ============    ============    ============


                                                    NSATMSecBd                     NSATMyMkt
                                                   -------------   ----------------------------------------------
                                                       1999            2001           2000              1999
                                                   -------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        396,175      10,904,762      10,047,951       3,236,644
  Realized gain (loss) on investments ..........        (26,402)           --              --              --
  Change in unrealized gain (loss)
     on investments ............................       (125,056)           --              --              --
  Reinvested capital gains .....................           --              --              --              --
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        244,717      10,904,762      10,047,951       3,236,644
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,583,938     535,199,396     551,344,398     352,373,390
  Transfers between funds ......................      8,648,087    (253,501,490)   (450,193,315)   (230,478,324)
  Surrenders ...................................         (4,080)     (5,384,696)     (1,793,468)       (235,503)
  Death benefits ...............................             21        (581,176)           --           (27,182)
  Policy loans (net of repayments) (note 5) ....         (7,035)     (2,986,273)     (3,989,346)     (2,684,887)
  Deductions for surrender charges (note 2d) ...           (523)       (407,441)       (283,795)        (30,161)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (202,496)    (19,115,629)    (11,953,409)     (7,099,744)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (5,111)       (375,913)       (251,927)       (155,882)
     MSP contracts .............................           (340)        (32,277)        (45,487)        (18,983)
     SL contracts ..............................         (6,384)        (75,622)        (26,948)        (43,454)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     12,006,077     252,738,879      82,806,703     111,599,270
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     12,250,794     263,643,641      92,854,654     114,835,914
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        922,533     232,825,649     139,970,995      25,135,081
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     13,173,327     496,469,290     232,825,649     139,970,995
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................         90,322      20,561,523      13,058,280       2,395,406
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      1,252,855      55,397,839      44,348,389      33,458,797
  Units redeemed ...............................        (59,453)    (33,566,573)    (36,845,146)    (22,795,923)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      1,283,724      42,392,789      20,561,523      13,058,280
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATSmCapG                           NSATSmCapV
                                                   ----------------------------------------------  ------------------------------
                                                         2001            2000          1999              2001            2000
                                                   ----------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     (8,378)         (1,793)            (31)        (13,984)         (6,507)
  Realized gain (loss) on investments ..........     (1,956,983)        (30,328)        (45,165)       (194,062)        378,887
  Change in unrealized gain (loss)
     on investments ............................        709,961      (1,279,267)      1,020,705       2,708,437      (2,383,146)
  Reinvested capital gains .....................           --            72,445         101,886       2,816,706       2,830,882
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (1,255,400)     (1,238,943)      1,077,395       5,317,097         820,116
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,598,455       1,154,557       1,120,048       9,016,474       4,858,757
  Transfers between funds ......................      3,410,637       4,644,251         516,673      15,412,364       6,033,116
  Surrenders ...................................     (1,642,218)         (1,187)           --          (446,243)        (80,683)
  Death benefits ...............................        (10,089)           --              --           (64,080)           --
  Policy loans (net of repayments) (note 5) ....        (33,956)        (11,214)           --          (282,493)        (42,449)
  Deductions for surrender charges (note 2d) ...         (9,433)           (188)           --           (33,766)        (12,767)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (661,890)       (216,886)         (3,049)     (2,011,182)       (687,469)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (19,997)         (7,874)           (190)        (69,206)        (26,379)
     MSP contracts .............................           (739)         (1,016)            (16)         (3,299)         (2,432)
     SL contracts ..............................         (2,320)           (401)            (68)         (8,441)         (1,182)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      4,628,450       5,560,042       1,633,398      21,510,128      10,038,512
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      3,373,050       4,321,099       2,710,793      26,827,225      10,858,628
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      7,031,892       2,710,793            --        15,234,367       4,375,739
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 10,404,942       7,031,892       2,710,793      42,061,592      15,234,367
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        409,600         132,226            --         1,106,081         354,123
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        442,794         290,611         132,396       1,533,024         821,558
  Units redeemed ...............................       (171,562)        (13,237)           (170)       (206,769)        (69,600)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        680,832         409,600         132,226       2,432,336       1,106,081
                                                   ============    ============    ============    ============    ============


                                                      NSATSmCapV                        NSATSmCo
                                                   ---------------   ----------------------------------------------
                                                          1999             2001           2000            1999
                                                   ---------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................             (609)        (19,885)        (18,475)         (4,091)
  Realized gain (loss) on investments ..........          215,517      (7,290,500)      1,962,134         439,543
  Change in unrealized gain (loss)
     on investments ............................         (194,598)      2,058,463      (6,709,330)      2,711,547
  Reinvested capital gains .....................          651,318            --         6,779,344         500,536
                                                     ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          671,628      (5,251,922)      2,013,673       3,647,535
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          837,148      12,159,420      13,832,839       2,908,526
  Transfers between funds ......................        2,112,202      (2,921,935)     15,651,034       5,337,212
  Surrenders ...................................           (7,439)       (460,130)       (181,834)         (6,177)
  Death benefits ...............................              222         (66,716)         (2,655)         (1,172)
  Policy loans (net of repayments) (note 5) ....          (13,801)       (211,792)       (173,061)        (23,244)
  Deductions for surrender charges (note 2d) ...             (953)        (34,816)        (28,773)           (791)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (244,824)     (2,446,502)     (1,154,682)       (349,442)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (10,039)        (64,103)        (39,974)        (13,385)
     MSP contracts .............................             (356)         (2,960)         (4,563)           (382)
     SL contracts ..............................             (386)         (9,607)         (2,226)           (788)
                                                     ------------    ------------    ------------    ------------
       Net equity transactions .................        2,671,774       5,940,859      27,896,105       7,850,357
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        3,343,402         688,937      29,909,778      11,497,892
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        1,032,337      43,018,119      13,108,341       1,610,449
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        4,375,739      43,707,056      43,018,119      13,108,341
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          106,497       2,746,658         900,802         159,462
                                                     ------------    ------------    ------------    ------------
  Units purchased ..............................          273,364       1,637,808       1,953,863         777,178
  Units redeemed ...............................          (25,738)     (1,259,520)       (108,007)        (35,838)
                                                     ------------    ------------    ------------    ------------
  Ending units .................................          354,123       3,124,946       2,746,658         900,802
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATStrVal                            NSATStMCap
                                                   ---------------------------------------------   ------------------------------
                                                          2001            2000          1999            2001             2000
                                                   ---------------------------------------------   ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $      6,897          11,593           5,539         (50,333)        (36,857)
  Realized gain (loss) on investments ..........        (76,573)         60,307          17,888      (9,951,425)      1,416,485
  Change in unrealized gain (loss)
     on investments ............................        (36,458)         33,455         (70,115)      1,610,021      (7,958,483)
  Reinvested capital gains .....................          2,958            --            22,264            --           922,208
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (103,176)        105,355         (24,424)     (8,391,737)     (5,656,647)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        240,722         217,062         113,739       5,523,999      11,164,429
  Transfers between funds ......................        813,847          36,281         555,257       1,955,797      12,673,990
  Surrenders ...................................        (16,502)         (2,555)           (534)       (333,832)       (176,519)
  Death benefits ...............................           (849)           --              --           (81,747)           (276)
  Policy loans (net of repayments) (note 5) ....        (10,094)          5,717          (6,758)        (34,689)       (111,058)
  Deductions for surrender charges (note 2d) ...         (1,249)           (404)            (68)        (25,260)        (27,932)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................        (93,260)        (70,189)        (38,618)     (1,480,360)     (1,032,843)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (4,305)         (3,692)         (2,342)        (36,320)        (33,805)
     MSP contracts .............................           (547)           (245)            (47)         (1,630)         (2,152)
     SL contracts ..............................           (441)           (704)            (54)         (3,653)         (1,262)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................        927,322         181,271         620,575       5,482,305      22,452,572
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        824,146         286,626         596,151      (2,909,432)     16,795,925
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      1,228,751         942,125         345,974      27,712,803      10,916,878
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  2,052,897       1,228,751         942,125      24,803,371      27,712,803
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        117,590          96,897          34,463       1,716,211         580,219
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        102,821          45,789          67,374         766,979       1,233,405
  Units redeemed ...............................        (14,466)        (25,096)         (4,940)       (303,491)        (97,413)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        205,945         117,590          96,897       2,179,699       1,716,211
                                                   ============    ============    ============    ============    ============


                                                     NSATStMCap                     NSATTotRe
                                                   -------------   --------------------------------------------
                                                         1999            2001           2000            1999
                                                   -------------   --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (2,128)        621,454         187,613          95,790
  Realized gain (loss) on investments ..........        327,350      (3,272,734)        344,754          22,208
  Change in unrealized gain (loss)
     on investments ............................      1,323,586      (5,934,402)    (13,348,541)        (33,899)
  Reinvested capital gains .....................        515,885       2,562,793      11,991,779         809,302
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,164,693      (6,022,889)       (824,395)        893,401
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,422,960      10,122,071      10,272,164       7,871,786
  Transfers between funds ......................      6,109,550      89,693,120       4,280,493       9,589,090
  Surrenders ...................................         (8,289)       (959,850)       (358,609)       (153,144)
  Death benefits ...............................         (1,613)        (59,593)         16,036         (25,003)
  Policy loans (net of repayments) (note 5) ....        (24,425)       (350,619)       (580,464)       (318,100)
  Deductions for surrender charges (note 2d) ...         (1,062)        (72,628)        (56,746)        (19,613)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (166,998)     (4,742,267)     (3,360,137)     (2,208,818)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (5,799)       (137,419)       (122,772)        (73,719)
     MSP contracts .............................            (79)        (12,489)         (6,483)         (3,448)
     SL contracts ..............................           (147)         (8,780)        (10,831)         (2,037)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................      8,324,098      93,471,546      10,072,651      14,656,994
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,488,791      87,448,657       9,248,256      15,550,395
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        428,087      33,092,473      23,844,217       8,293,822
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     10,916,878     120,541,130      33,092,473      23,844,217
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................         37,396       2,716,400       1,894,394         702,435
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        556,514      10,688,339       1,307,532       1,426,646
  Units redeemed ...............................        (13,691)       (682,021)       (485,526)       (234,687)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        580,219      12,722,718       2,716,400       1,894,394
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                    NSATGrFoc                        NBAMTGuard
                                                   ---------------------------------  ------------------------------------------
                                                        2001          2000     1999       2001          2000            1999
                                                   ---------------------------------  ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $       (25)          --      -        16,565         14,917          3,298
  Realized gain (loss) on investments ..........      (129,160)       (27,217)   -       (84,597)       109,026        137,366
  Change in unrealized gain (loss)
     on investments ............................        20,323         (4,210)   -      (462,414)      (185,904)        77,047
  Reinvested capital gains .....................          --             --      -       372,331           --             --
                                                   -----------    -----------   ---   ----------     ----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (108,862)       (31,427)   -      (158,115)       (61,961)       217,711
                                                   -----------    -----------   ---   ----------     ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        81,780          8,564    -     2,897,841        791,413        436,993
  Transfers between funds ......................       435,327        102,537    -     4,877,663      2,086,291      1,360,544
  Surrenders ...................................           (35)          --      -      (136,020)       (37,547)       (62,331)
  Death benefits ...............................          (113)          --      -       (10,284)          --             --
  Policy loans (net of repayments) (note 5) ....          (597)          --      -       (34,127)       (16,305)        (3,869)
  Deductions for surrender charges (note 2d) ...            (3)          --      -       (10,292)        (5,941)        (7,983)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (28,113)        (1,091)   -      (543,447)      (259,871)      (169,963)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (989)           (35)   -       (20,511)       (12,978)        (8,142)
     MSP contracts .............................           (88)            (4)   -        (1,230)          (543)          (127)
     SL contracts ..............................          (100)            (8)   -        (2,148)          (579)          (100)
                                                   -----------    -----------   ---   ----------     ----------    -----------
       Net equity transactions .................       487,069        109,963    -     7,017,445      2,543,940      1,545,022
                                                   -----------    -----------   ---   ----------     ----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       378,207         78,536    -     6,859,330      2,481,979      1,762,733
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        78,536           --      -     5,440,586      2,958,607      1,195,874
                                                   -----------    -----------   ---   ----------     ----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $   456,743         78,536    -    12,299,916      5,440,586      2,958,607
                                                   ===========    ===========    =   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................        12,379           --      -       396,791        202,892         56,533
                                                   -----------    -----------   ---   ----------    -----------    -----------
  Units purchased ..............................       114,014         12,533    -       602,101        252,130        167,370
  Units redeemed ...............................        (8,290)          (154)   -       (64,018)       (58,231)       (21,011)
                                                   -----------    -----------   ---   ----------    -----------    -----------
  Ending units .................................       118,103         12,379    -       934,874        396,791        202,892
                                                   ===========    ===========   ===   ==========    ===========    ===========



                                                                       NBAMTMCGr
                                                     --------------------------------------------
                                                         2001            2000             1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (68,411)       (41,606)        (7,463)
  Realized gain (loss) on investments ..........     (15,115,138)     4,566,336      1,188,750
  Change in unrealized gain (loss)
     on investments ............................       5,289,162    (10,290,829)     3,039,884
  Reinvested capital gains .....................            --            6,497         37,807
                                                      ----------     ----------     ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (9,894,387)    (5,759,602)     4,258,978
                                                      ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      13,330,709     15,764,083      9,784,832
  Transfers between funds ......................       4,624,300     16,272,282     (2,147,643)
  Surrenders ...................................        (489,496)       (82,297)       (16,427)
  Death benefits ...............................         (37,866)        (5,370)        (4,321)
  Policy loans (net of repayments) (note 5) ....        (450,986)      (106,262)       (67,280)
  Deductions for surrender charges (note 2d) ...         (37,038)       (13,023)        (2,104)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (2,553,992)    (1,383,172)      (350,946)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (69,061)       (48,371)       (11,378)
     MSP contracts .............................          (3,080)        (5,311)          (459)
     SL contracts ..............................          (9,276)        (2,701)          (716)
                                                      ----------     ----------     ----------
       Net equity transactions .................      14,304,214     30,389,858      7,183,558
                                                      ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       4,409,827     24,630,256     11,442,536
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      36,813,938     12,183,682        741,146
                                                      ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      41,223,765     36,813,938     12,183,682
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       2,122,060        640,951         85,872
                                                      ----------     ----------    -----------
  Units purchased ..............................       1,551,954      1,560,513        995,573
  Units redeemed ...............................        (510,409)       (79,404)      (440,494)
                                                      ----------     ----------    -----------
  Ending units .................................       3,163,605      2,122,060        640,951
                                                      ==========     ==========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      NBAMTPart                               OppAggGro
                                                   ---------------------------------------------   ------------------------------
                                                         2001           2000            1999            2001             2000
                                                   ---------------------------------------------   ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     25,456          50,670          54,744         414,854         (52,493)
  Realized gain (loss) on investments ..........       (647,345)       (276,792)          1,248     (15,420,689)      4,488,570
  Change in unrealized gain (loss)
     on investments ............................         81,935        (888,222)        196,040     (14,061,702)    (19,721,439)
  Reinvested capital gains .....................        345,807       1,184,100          98,874       7,963,996         950,033
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (194,147)         69,756         350,906     (21,103,541)    (14,335,329)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,484,274       2,034,154       2,049,277      27,928,131      24,690,515
  Transfers between funds ......................      1,241,216       1,022,755       1,699,822       3,064,936      38,617,778
  Surrenders ...................................       (266,358)       (165,342)        (78,561)       (729,545)       (184,820)
  Death benefits ...............................         (2,175)           (502)         (2,713)       (121,224)         (6,793)
  Policy loans (net of repayments) (note 5) ....        (62,396)        (95,808)       (216,206)       (308,647)       (384,286)
  Deductions for surrender charges (note 2d) ...        (20,154)        (26,163)        (10,061)        (55,202)        (29,245)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (703,703)       (540,817)       (464,515)     (4,174,920)     (2,643,790)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (29,615)        (25,778)        (22,616)        (96,929)        (84,929)
     MSP contracts .............................         (1,994)         (3,445)           (622)         (7,267)        (14,660)
     SL contracts ..............................         (6,346)         (1,681)         (1,766)        (12,686)         (7,197)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      2,632,749       2,197,373       2,952,039      25,486,647      59,952,573
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      2,438,602       2,267,129       3,302,945       4,383,106      45,617,244
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      9,728,389       7,461,260       4,158,315      56,970,661      11,353,417
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,166,991       9,728,389       7,461,260      61,353,767      56,970,661
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        890,267         676,989         401,819       3,428,074         570,019
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        391,897         383,557         382,626       2,759,109       3,007,222
  Units redeemed ...............................       (132,957)       (170,279)       (107,456)       (714,092)       (149,167)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      1,149,207         890,267         676,989       5,473,091       3,428,074
                                                   ============    ============    ============    ============    ============


                                                    OppAggGro                         OppCapAp
                                                   -------------    --------------------------------------------
                                                         1999           2001             2000           1999
                                                   -------------    --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (2,942)        248,102          (8,362)          5,876
  Realized gain (loss) on investments ..........        618,388      (4,649,940)      1,792,860         191,495
  Change in unrealized gain (loss)
     on investments ............................      2,906,737      (8,865,390)     (5,403,446)      2,561,317
  Reinvested capital gains .....................           --         5,442,934       1,434,225         110,334
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      3,522,183      (7,824,294)     (2,184,723)      2,869,022
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,894,019      22,484,374      12,133,627       2,754,479
  Transfers between funds ......................      4,290,831      25,215,921      25,912,373       7,064,837
  Surrenders ...................................        (25,306)     (1,230,637)     (1,774,425)       (254,161)
  Death benefits ...............................            295         (42,386)         (7,097)           (300)
  Policy loans (net of repayments) (note 5) ....        (37,694)       (262,756)       (290,219)        (72,268)
  Deductions for surrender charges (note 2d) ...         (3,241)        (93,118)       (280,781)        (32,551)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (416,901)     (4,183,259)     (2,024,385)       (655,772)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,629)       (117,473)        (73,662)        (23,800)
     MSP contracts .............................           (182)         (5,580)         (8,607)           (983)
     SL contracts ..............................           (488)        (14,207)         (4,224)           (390)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................      6,687,704      41,750,879      33,582,600       8,779,091
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,209,887      33,926,585      31,397,877      11,648,113
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      1,143,530      45,091,481      13,693,604       2,045,491
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     11,353,417      79,018,066      45,091,481      13,693,604
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        101,944       2,839,064         806,675         165,067
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        544,229       3,394,012       2,290,226         715,374
  Units redeemed ...............................        (76,154)       (422,210)       (257,837)        (73,766)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        570,019       5,810,866       2,839,064         806,675
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        OppGlSec                          OppMSGrInc
                                                   ------------------------------------  -------------------------------------------
                                                         2001             2000    1999        2001           2000           1999
                                                   ------------------------------------  -------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     16,064          (1,051)   -         99,189          28,289           8,173
  Realized gain (loss) on investments ..........     (1,428,357)       (138,650)   -     (1,287,366)        349,566         (12,270)
  Change in unrealized gain (loss)
     on investments ............................        324,428          70,484    -       (953,747)     (2,767,885)        713,752
  Reinvested capital gains .....................        697,893            --      -           --           509,013          17,163
                                                   ------------    ------------   ---   ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (389,972)        (69,217)   -     (2,141,924)     (1,881,017)        726,818
                                                   ------------    ------------   ---   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      4,040,697         756,191    -      7,159,154       6,051,658       1,687,758
  Transfers between funds ......................      8,510,314       3,400,619    -      3,192,858      11,215,475       3,276,499
  Surrenders ...................................        (94,452)         (1,589)   -       (512,683)       (108,972)        (24,107)
  Death benefits ...............................         (7,316)           --      -        (53,197)          7,734          (9,603)
  Policy loans (net of repayments) (note 5) ....        (33,018)         (2,407)   -       (139,092)       (207,915)        (23,549)
  Deductions for surrender charges (note 2d) ...         (7,147)           (252)   -        (38,793)        (17,244)         (3,088)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (578,185)        (70,452)   -     (2,123,587)     (1,065,069)       (314,964)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,992)         (1,673)   -        (66,208)        (39,206)        (12,409)
     MSP contracts .............................         (1,000)         (1,076)   -         (4,577)         (6,649)           (626)
     SL contracts ..............................         (2,627)            (94)   -         (8,974)         (3,480)           (620)
                                                   ------------    ------------   ---   ------------    ------------    ------------
       Net equity transactions .................     11,813,274       4,079,267    -      7,404,901      15,826,332       4,575,291
                                                   ------------    ------------   ---   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     11,423,302       4,010,050    -      5,262,977      13,945,315       5,302,109
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,010,050            --      -     20,875,006       6,929,691       1,627,582
                                                   ------------    ------------   ---   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 15,433,352       4,010,050    -     26,137,983      20,875,006       6,929,691
                                                   ============    ============   ===   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        418,007            --      -      1,862,664         558,424         158,153
                                                   ------------    ------------   ---   ------------    ------------    ------------
  Units purchased ..............................      1,535,801         426,089    -      1,274,868       1,423,961         436,576
  Units redeemed ...............................       (120,026)         (8,082)   -       (533,269)       (119,721)        (36,305)
                                                   ------------    ------------   ---   ------------    ------------    ------------
  Ending units .................................      1,833,782         418,007    -      2,604,263       1,862,664         558,424
                                                   ============    ============   ===   ============    ============    ============


                                                                       StOpp2
                                                     -------------------------------------
                                                          2001           2000       1999
                                                     -------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           54,966          (1,449)   --
  Realized gain (loss) on investments ..........         (772,583)          7,469    --
  Change in unrealized gain (loss)
     on investments ............................       (2,619,628)       (478,402)   --
  Reinvested capital gains .....................        2,995,244         501,505    --
                                                      ------------    ------------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         (342,001)         29,123    --
                                                      ------------    ------------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        6,298,359       1,381,833    --
  Transfers between funds ......................       10,335,015       3,738,013    --
  Surrenders ...................................          (65,790)        (11,246)   --
  Death benefits ...............................           (9,812)           --      --
  Policy loans (net of repayments) (note 5) ....          (61,294)        (10,320)   --
  Deductions for surrender charges (note 2d) ...           (4,978)         (1,779)   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (726,268)        (61,655)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (15,103)         (1,167)   --
     MSP contracts .............................             (667)           (206)   --
     SL contracts ..............................           (3,161)           (147)   --
                                                      ------------    ------------   ---
       Net equity transactions .................       15,746,301       5,033,326    --
                                                      ------------    ------------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       15,404,300       5,062,449    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        5,062,449            --      --
                                                      ------------    ------------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       20,466,749       5,062,449    --
                                                      ============    ============   ===

CHANGES IN UNITS:
  Beginning units ..............................          514,109            --      --
                                                      ------------    ------------   ---
  Units purchased ..............................        1,835,688         523,047    --
  Units redeemed ...............................         (190,510)         (8,938)   --
                                                      ------------    ------------   ---
  Ending units .................................        2,159,287         514,109    --
                                                      ============    ============   ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      UIFEmMkt                                  UIFMidCapG
                                                   ------------------------------------------   ----------------------------------
                                                        2001            2000          1999            2001           2000    1999
                                                   ------------------------------------------   ----------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   205,634        150,351         84,931         (2,178)          (162)   -
  Realized gain (loss) on investments ..........        74,376         88,105         17,142       (408,636)       (13,306)   -
  Change in unrealized gain (loss)
     on investments ............................        49,773       (119,691)        20,955        (55,910)       (98,350)   -
  Reinvested capital gains .....................          --             --             --             --              800    -
                                                   -----------    -----------    -----------    -----------    -----------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       329,783        118,765        123,028       (466,724)      (111,018)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---  -

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       641,906        423,869        176,047        738,460         88,544    -
  Transfers between funds ......................       152,417        353,545        265,717      1,543,608        877,199    -
  Surrenders ...................................       (25,095)          (956)          (137)       (22,224)          (650)   -
  Death benefits ...............................       (13,792)          --             --           (1,499)          --      -
  Policy loans (net of repayments) (note 5) ....         2,673         (6,273)          (792)        (7,517)           (83)   -
  Deductions for surrender charges (note 2d) ...        (1,899)          (151)           (17)        (1,682)          (103)   -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (183,169)       (78,727)       (30,191)      (115,928)       (12,506)   -
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (5,656)        (3,151)        (1,369)        (2,912)          (300)   -
     MSP contracts .............................          (280)          (105)            (2)           (89)           (74)   -
     SL contracts ..............................          (310)          (173)            (2)          (418)            (2)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---
       Net equity transactions .................       566,795        687,878        409,254      2,129,799        952,025    -
                                                   -----------    -----------    -----------    -----------    -----------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       896,578        806,643        532,282      1,663,075        841,007    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     1,496,435        689,792        157,510        841,007           --      -
                                                   -----------    -----------    -----------    -----------    -----------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 2,393,013      1,496,435        689,792      2,504,082        841,007    -
                                                   ===========    ===========    ===========    ===========    ===========   ===

CHANGES IN UNITS:
  Beginning units ..............................       146,421         75,186         21,992         96,842           --      -
                                                   -----------    -----------    -----------    -----------    -----------   ---
  Units purchased ..............................       122,473         90,977         57,926        335,953         98,221    -
  Units redeemed ...............................       (52,996)       (19,742)        (4,732)       (24,125)        (1,379)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---
  Ending units .................................       215,898        146,421         75,186        408,670         96,842    -
                                                   ===========    ===========    ===========    ===========    ===========   ===


                                                                     UIFUSRE
                                                   ------------------------------------------
                                                        2001           2000            1999
                                                   ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        529,601        263,091         53,245
  Realized gain (loss) on investments ..........        300,313        298,595        (40,204)
  Change in unrealized gain (loss)
     on investments ............................        250,079        155,839       (130,048)
  Reinvested capital gains .....................         99,201         25,130           --
                                                     ----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      1,179,194        742,655       (117,007)
                                                    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,267,141      1,587,036        754,790
  Transfers between funds ......................      6,526,951      1,297,880        440,087
  Surrenders ...................................       (155,221)       (14,855)        (8,017)
  Death benefits ...............................        (34,548)          (503)        (1,020)
  Policy loans (net of repayments) (note 5) ....        (53,870)         8,244         (8,547)
  Deductions for surrender charges (note 2d) ...        (11,745)        (2,351)        (1,027)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (631,660)      (156,453)      (188,335)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (18,091)        (7,652)        (4,322)
     MSP contracts .............................         (1,627)          (893)          (107)
     SL contracts ..............................         (1,966)          (715)          (227)
                                                     ----------    -----------    -----------
       Net equity transactions .................      8,885,364      2,709,738        983,275
                                                     ----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,064,558      3,452,393        866,268
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      5,035,778      1,583,385        717,117
                                                     ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     15,100,336      5,035,778      1,583,385
                                                     ==========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................        455,844        185,170         81,141
                                                     ----------    -----------    -----------
  Units purchased ..............................        837,832        321,028        119,546
  Units redeemed ...............................        (83,108)       (50,354)       (15,517)
                                                     ----------    -----------    -----------
  Ending units .................................      1,210,568        455,844        185,170
                                                     ==========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      VEWrldEMkt                         VEWrldHAs
                                                   ------------------------------------------   ---------------------------
                                                         2001          2000          1999           2001            2000
                                                   ------------------------------------------   ---------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (2,447)        (1,640)          (139)        14,638          6,036
  Realized gain (loss) on investments ..........    (1,077,231)      (408,538)       235,337        (58,287)        29,182
  Change in unrealized gain (loss)
     on investments ............................     1,090,597     (1,655,251)       663,413       (147,688)        20,687
  Reinvested capital gains .....................          --             --             --             --             --
                                                   -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        10,919     (2,065,429)       898,611       (191,337)        55,905
                                                   -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     1,593,119      1,719,241        322,588        216,185        140,736
  Transfers between funds ......................       523,069      1,679,789      1,279,757        405,647        728,352
  Surrenders ...................................       (60,125)       (45,027)        (1,334)       (25,157)        (5,248)
  Death benefits ...............................        (1,006)          --           (1,149)          (568)          --
  Policy loans (net of repayments) (note 5) ....       (28,101)       (19,011)        (5,485)        (6,129)         3,590
  Deductions for surrender charges (note 2d) ...        (4,549)        (7,125)          (171)        (1,904)          (831)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (430,840)      (324,544)       (90,731)      (103,523)       (48,413)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (14,761)       (13,663)        (4,040)        (3,648)        (2,162)
     MSP contracts .............................          (969)        (1,248)          (151)          (174)          (343)
     SL contracts ..............................        (1,581)        (1,292)          (184)          (485)          (135)
                                                   -----------    -----------    -----------    -----------    -----------
       Net equity transactions .................     1,574,256      2,987,120      1,499,100        480,244        815,546
                                                   -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,585,175        921,691      2,397,711        288,907        871,451
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     3,608,597      2,686,906        289,195      1,316,349        444,898
                                                   -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 5,193,772      3,608,597      2,686,906      1,605,256      1,316,349
                                                   ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       466,520        204,110         43,904        141,512         53,265
                                                   -----------    -----------    -----------    -----------    -----------
  Units purchased ..............................       319,865        316,404        171,741         65,555        106,332
  Units redeemed ...............................      (111,521)       (53,994)       (11,535)       (16,400)       (18,085)
                                                   -----------    -----------    -----------    -----------    -----------
  Ending units .................................       674,864        466,520        204,110        190,667        141,512
                                                   ===========    ===========    ===========    ===========    ===========


                                                      VEWrldHAs
                                                   -------------
                                                        1999
                                                   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................           2,174
  Realized gain (loss) on investments ..........          26,395
  Change in unrealized gain (loss)
     on investments ............................          22,444
  Reinvested capital gains .....................            --
                                                     -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          51,013
                                                     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         201,802
  Transfers between funds ......................          69,474
  Surrenders ...................................            (679)
  Death benefits ...............................            --
  Policy loans (net of repayments) (note 5) ....             216
  Deductions for surrender charges (note 2d) ...             (87)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (29,846)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1,079)
     MSP contracts .............................              (2)
     SL contracts ..............................            (159)
                                                     -----------
       Net equity transactions .................         239,640
                                                     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         290,653
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         154,245
                                                     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         444,898
                                                     ===========

CHANGES IN UNITS:
  Beginning units ..............................          22,344
                                                     -----------
  Units purchased ..............................          51,882
  Units redeemed ...............................         (20,961)
                                                     -----------
  Ending units .................................          53,265
                                                     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999


(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (a)    Organization and Nature of Operations

              The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

              The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account.

       (b)    The Contracts

              Only contracts with a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

              Contract owners may invest in the following:

                Portfolios of the American Century Variable Portfolios, Inc.
                   (American Century VP);
                  American Century VP - American Century VP Income & Growth
                   (ACVPIncGr)
                  American Century VP - American Century VP International
                   (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

                Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                    (CSWPGPV)
                  Credit Suisse Trust - International Equity Portfolio
                    (CSWPIntEq)
                  Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)

                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

                Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)

                Federated Insurance Series (Federated IS) - Federated Quality
                  Bond Fund II (FISFedQual)

                Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                 Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                  (FidVIPEIS)
                 Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)
                 Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                 (Fidelity(R) VIP-II);
               Fidelity(R) VIP-II - Contrafund Portfolio:Service Class
                (FidVIPConS)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Portfolio of the Fidelity(R) Variable Insurance Products Fund III
  (Fidelity(R) VIP-III); Fidelity(R) VIP-III - Growth Opportunities
  Portfolio: Service Class (FidVIPGrOpS)

Portfolios of Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech) Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communication Fund Class I
    (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr) Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the Neuberger Berman Advisers Management Trust
    (Neuberger Berman AMT);
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

Funds of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)

Strong Opportunity Fund II, Inc. (StOpp2)

Portfolios of The Universal Institutional Funds, Inc. (UIF);
  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
     (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
  UIF - Mid Cap Growth Portfolio (UIFMidCapG)
     (formerly Morgan Stanley - Mid Cap Growth Portfolio)
  UIF - U.S. Real Estate Portfolio (UIFUSRE)
     (formerly Van Kampen Morgan Stanley - U.S. Real Estate Portfolio)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchasepaymentsfor fixed dollar benefits, the latter being included in the accounts of the Company.

              A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

              Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

       (c)    Security Valuation, Transactions and Related Investment Income

              The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

       (d)    Federal Income Taxes

              Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

              The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

       (e)    Use of Estimates in the Preparation of Financial Statements

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)    POLICY CHARGES

       (a)    Deductions from Premium

              On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

       (b)    Cost of Insurance

              A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


       (c)    Administrative Charges

              For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). This charge is assessed against each contract by liquidating units.

       (d)    Surrender Charges

              Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% in tenth year.

              No surrender charge is assessed on any contract surrendered after the eighth year.

              The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)    ASSET CHARGES

       For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

       For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

       For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly against each contract by liquidating units.

       For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

       Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)    DEATH BENEFITS

       Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)    POLICY LOANS (NET OF REPAYMENTS)

       Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

       At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)    RELATED PARTY TRANSACTIONS

       The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


(7)    FINANCIAL HIGHLIGHTS

       The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates and total return for each year in the three year period ended December 31, 2001 and the period February 18, 1998 (commencement of operations) through December 31, 1998.


                                                                               CONTRACT                        UNIT
                                                                             EXPENSE RATE*        UNITS      FAIR VALUE
                                                                            ---------------       -----      ----------
The BEST of AMERICA(R) America's FUTURE Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,161,596   $ 12.265301
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          804,658     13.383115
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          463,779     14.972547
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           97,382     12.686493
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,473,365     11.476396
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,252,780     16.203538
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          625,339     19.481449
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          206,063     11.875895
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,382,368     13.851627
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          380,941     12.277397
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          169,333     10.392110
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           59,424     10.481205
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           67,655     10.074042
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           69,236     14.116099
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           46,879     17.414110
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           16,634     10.651002
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          166,542      9.309878
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          161,421     11.977804
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          138,513     16.163464
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           56,767     10.534701
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          118,843     13.096944
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           93,621     12.974256
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           60,100     11.912913
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           49,891     11.212895
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          103,773      9.107778
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           70,183     12.672265
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           10,415     12.930654
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,235,879     11.592909
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          953,352     14.972899
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          480,241     16.829763
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          105,696     12.938078


                                                                                   CONTRACT           TOTAL
                                                                                OWNERS' EQUITY       RETURN**
                                                                                --------------       ---------
The BEST of AMERICA(R) America's FUTURE Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    14,247,325         -8.35%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,768,831        -10.62%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,943,953         18.02%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,235,436         26.86%
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,908,920        -29.17%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,299,468        -16.83%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,182,510         64.04%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,447,183         18.76%
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,148,046         12.82%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,676,964         18.14%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,759,727         -0.85%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          622,835          4.81%
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          681,559        -28.63%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          977,342          8.91%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          816,356         63.50%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          177,169          6.51%
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,550,486        -22.27%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,933,469        -25.90%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,238,850         53.43%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          598,023          5.35%
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,556,480          0.95%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,214,663        -18.94%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          715,966          6.24%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          559,423         12.13%
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          945,141        -28.13%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          889,378         -2.00%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,673         29.31%    9/27/99
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,327,433        -22.57%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,274,443        -11.03%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,082,342         30.08%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,367,503         29.38%


                                                                               CONTRACT                        UNIT
                                                                             EXPENSE RATE*      UNITS        FAIR VALUE
                                                                            ---------------     -----        ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        8,587,826         12.319059
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        6,631,938         14.027609
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,757,311         15.462782
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,025,141         12.821142
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          978,777         13.076512
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          721,134         14.418721
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          505,299         14.513370
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          110,355         13.021619
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,119,384         11.773915
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          184,168         10.900349
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%            3,972          9.869090
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,522,098         12.182836
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,731,014         12.835974
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,196,502         11.851816
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          511,915         11.154137
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,993,015         14.000586
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,245,205         17.016859
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,564,447         19.134456
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          255,829         13.937692
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,007,961          7.042763
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          775,357          7.993621
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          664,736         10.329299
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          368,689          9.557602
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          903,417         10.213884
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          709,131         12.973519
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          392,522         16.046561
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           92,817         11.263759
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,969,205         13.187991
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,414,828         15.048072
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,324,909         16.131283
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          362,774         12.993755
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,134,917          9.192068
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          959,519         10.743116
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          673,044         12.971233
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          193,229         12.450522
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,009,852          6.438372
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,083,464          8.236248


                                                                                        CONTRACT           TOTAL
                                                                                     OWNERS' EQUITY       RETURN**
                                                                                     --------------       --------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            105,793,935        -12.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             93,030,233         -9.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,098,481         20.60%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,143,478         28.21%
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,798,989         -9.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,397,830         -6.50%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,333,591         11.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,437,001         30.22%
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,179,532          8.01%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,007,495         10.45%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 39,200         -1.31%   5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             30,726,306         -5.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,219,251          8.30%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,180,722          6.25%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,709,970         11.54%
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,904,550        -17.73%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,223,196        -11.07%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             29,934,842         37.29%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,565,666         39.38%
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,098,830        -11.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,197,910        -22.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,866,257          8.07%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,523,783         -4.42%
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,227,396        -21.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,199,925        -19.15%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,298,628         42.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,045,468         12.64%
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             39,157,849        -12.36%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,338,506         -6.71%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,372,482         24.15%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,713,796         29.94%
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,432,234        -14.44%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,308,224        -17.18%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,730,211          4.18%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,405,802         24.51%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,378,547        -21.83%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,159,926        -17.64%   1/27/00


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                CONTRACT                     UNIT
                                                                              EXPENSE RATE*    UNITS      FAIR VALUE
                                                                             ---------------   -----      ----------
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,757,839      4.126190
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,878,974      6.582411
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,646,977      6.335104
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,639,208      8.273482
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,791,588      7.155414
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,582,653      9.956531
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,343,877     13.552350
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         485,064     12.996420
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         707,320     15.235372
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         312,214     15.436663
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          61,224     13.399089
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          26,958     11.080816
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         208,187     10.711409
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         150,717     12.193117
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          66,677     13.642236
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          21,000     11.513398
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         335,319     10.435872
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         167,390     10.013612
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         130,767     10.917180
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          79,031     10.579676
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         118,171      8.260926
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           2,391      8.712299
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         287,368      3.446837
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          91,498      6.017639
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          26,572      6.599732
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           2,697      9.249730
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,687,489     10.425406
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,172,113     12.840541
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         595,841     14.645021
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          41,464     11.913908
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,748,673     12.836894
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         796,198     11.968657
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         509,816     10.635188
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         166,631     10.890820


                                                                                 CONTRACT             TOTAL
                                                                              OWNERS' EQUITY         RETURN**
                                                                              --------------         ---------
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,379,368         -37.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,368,179         -34.18% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16,768,875         -23.43%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,561,958         -17.27% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,819,554         -28.13%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,757,734         -26.53%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18,212,691           4.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,304,095          29.96%
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,776,283          -1.30%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,819,542          15.21%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        820,346          20.92%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        298,717          10.81%
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,229,976         -12.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,837,710         -10.62%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        909,623          18.49%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        241,781          15.13%
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,499,346           4.22%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,676,179          -8.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,427,607           3.19%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        836,122           5.80%
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        976,202          -5.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,831         -12.88% 10/2/00
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        990,511         -42.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        550,602         -39.82% 10/2/00
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        175,368         -28.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,947           -7.5% 10/2/00
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,592,758         -18.81%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,050,565         -12.32%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,726,104          22.92%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        493,998          19.14%
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,447,530           7.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,529,421          12.54%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,421,989          -2.35%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,814,748           8.91%


                                                                              CONTRACT                           UNIT
                                                                            EXPENSE RATE*      UNITS          FAIR VALUE
                                                                           ---------------     -----          ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          730,655         10.463220
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          382,020         10.862308
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          224,583         10.900657
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           67,360         10.806799
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,505,377         11.469927
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,105,931         11.008804
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          590,762         10.419701
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           74,773         10.260092
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       11,115,360         12.124461
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        6,735,623         11.702768
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        4,602,015         11.037591
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,000,515         10.527225
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          479,685         15.323736
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          220,651         17.186287
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           32,108         20.501257
Nationwide(R) SAT - Small Cap Growth Fund Class I - Intial Funding By Depositor
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          100,000         17.186295
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          100,000         20.501257
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,567,879         17.676405
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          731,305         13.779795
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          345,575         12.391945
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          106,497          9.693575
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,244,437         14.779740
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          922,404         15.841678
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          393,286         14.547287
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          159,205         10.100944
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          124,500         10.130359
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          114,604         10.471261
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           96,106          9.730781
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           34,463         10.038994
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          781,507         12.485925
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          569,923         17.915535
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          211,257         21.171385
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           36,919         11.459357
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,002,565         10.898647
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,459,963         12.359389
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,852,310         12.627200
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          702,365         11.807411



                                                                                CONTRACT            TOTAL
                                                                             OWNERS' EQUITY        RETURN**
                                                                             --------------        ---------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,645,004         -3.67%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,149,619         -0.35%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,448,102          0.87%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         727,946          8.07%
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,266,564          4.19%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,174,978          5.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,155,563          1.56%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         767,178          2.60%
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     134,767,749          3.60%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      78,825,433          6.03%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,795,159          4.85%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      21,059,872          5.27%
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,350,566        -10.84%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,792,171        -16.17%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         658,254        105.01% 5/3/99
Nationwide(R) SAT - Small Cap Growth Fund Class I - Intial Funding By Depositor
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,718,630        -16.17%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,050,126        157.84% 5/3/99
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,714,464         28.28%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,077,233         11.20%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,282,346         27.84%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,032,337         -3.06%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,392,455         -6.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,612,427          8.90%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,721,244         44.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,608,121          1.01%
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,261,230         -3.26%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200,048          7.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         935,186         -3.07%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         345,974          0.39%
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,757,838        -30.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,210,475        -15.38%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,472,603         84.75%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         423,068         14.59%
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32,723,896        -11.82%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,403,640         -2.12%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      23,389,489          6.94%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,293,112         18.07%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                               CONTRACT                     UNIT
                                                                             EXPENSE RATE*     UNITS     FAIR VALUE
                                                                            ---------------    -----     ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         105,096      3.868223
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          12,379      6.344311
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         527,509     15.073287
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         253,627     15.303939
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         177,738     15.132896
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          55,695     13.166703
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,320,243     14.947072
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         903,690     19.835316
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         280,847     21.434231
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          85,802     13.928381
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         811,919     10.948898
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         648,616     11.267369
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         582,704     11.188893
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         375,069     10.420882
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,900,037     12.586003
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,531,755     18.311377
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         431,151     20.629873
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         100,709     11.236019
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,119,767     15.320868
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,394,931     17.524709
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         618,285     17.565274
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         164,300     12.399968
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         784,596      8.442846
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         228,958      9.598100
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,858,823     10.443747
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,325,991     11.624742
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         460,733     12.743006
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         139,668     10.470163
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         833,759      9.511087
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         156,475      9.854316
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         135,438     11.363553
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         116,206     10.321107
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          62,633      9.266040
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          21,992      7.162164


                                                                                CONTRACT            TOTAL
                                                                             OWNERS' EQUITY        RETURN**
                                                                             --------------       ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      406,535          -39.03%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       78,536          -36.56% 10/2/00
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,951,295           -1.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,881,492            1.13%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,689,691           14.93%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      733,320           31.67%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19,733,767          -24.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17,924,977           -7.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,019,739           53.89%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,195,083           39.28%
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,889,618           -2.83%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,308,196            0.70%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,519,813            7.37%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,908,550            4.21%
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23,913,871          -31.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28,048,543          -11.24%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,894,590           83.60%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,131,568           12.36%
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   32,476,670          -12.58%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24,445,760           -0.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,860,345           41.66%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,037,315           24.00%
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,624,223          -12.04%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,197,562           -4.02% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19,413,077          -10.16%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15,414,303           -8.78%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,871,123           21.71%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,462,347            4.70%
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,929,954           -3.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,541,954           -1.23% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,539,057           10.10%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,199,375           11.39%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      580,360           29.37%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      157,510          -28.38%


                                                                                 CONTRACT                           UNIT
                                                                               EXPENSE RATE*      UNITS          FAIR VALUE
                                                                              ---------------     -----          ----------
   UIF - Mid Cap Growth Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          197,987          6.142256
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           38,928          8.689212
   UIF - U.S.Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          636,426         12.012213
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          320,762         10.935907
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          146,473          8.539870
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           81,141          8.837916
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          527,543          7.530636
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          408,641          7.669407
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          194,066         13.192491
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           43,904          6.586990
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          171,698          8.333503
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          138,471          9.305371
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           53,013          8.353043
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           22,344          6.903203

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          559,907          9.417116
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          540,359         10.285709
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           55,124         11.518727
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        1,067,581          9.402604
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          619,313         13.288939
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%              218         15.993145
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          350,055         13.683342
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          124,532         12.140456
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%              946         10.286399
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           25,873         11.709370
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           40,585          9.087189
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           36,592         12.656379
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          112,446          8.428546
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           42,696         10.896922
   Dreyfus Stock Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        2,163,531          9.086757
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        4,975,884         10.357445
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        1,242,820         11.428481



                                                                                 CONTRACT         TOTAL
                                                                               OWNERS' EQUITY    RETURN**
                                                                               --------------    --------
   UIF - Mid Cap Growth Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,216,087        -29.31%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           338,254        -13.11% 5/1/00
   UIF - U.S.Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,644,885          9.84%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,507,823          4.31%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,250,860         -3.37%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           717,117        -11.62%
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,972,734         -1.81%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,134,034        -41.87%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,560,214        100.28%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           289,195        -34.13%
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,430,846        -10.44%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,288,524         11.40%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           442,820         21.00%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           154,245        -30.97%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,272,709         -8.44%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,557,975        -10.70%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           634,958         15.19% 4/1/99
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,038,041        -29.24%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,230,013        -16.91%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,487         59.93% 4/1/99
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,789,922         12.71%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,511,875         18.02%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,731          2.86% 4/1/99
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           302,957          0.84%
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           368,804        -28.20%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           463,122         -2.10%
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           947,756        -22.65%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           465,255        -11.12%
   Dreyfus Stock Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,659,480        -12.27%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,537,445         -9.37%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,203,545         14.28% 4/1/99



                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,CONTINUED


                                                                                    CONTRACT                    UNIT
                                                                                  EXPENSE RATE*    UNITS      FAIR VALUE
                                                                                 ---------------   -----      ----------
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         285,642      9.645425
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         498,451     10.646157
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         117,874     10.726699
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,268,418     11.742610
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       4,027,297     10.882300
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,129,926      9.862542
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         358,181     10.658123
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         215,028     11.240819
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          59,030     10.389282
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,700,271      9.164946
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,184,884     11.150661
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         630,396      6.998020
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         591,491      7.950841
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         108,597      8.751211
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         171,286     11.126859
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%             490     13.776193
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         215,109      9.555012
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         209,278     10.913660
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          43,809      7.460705
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%           3,187      8.728402
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         242,326      6.425959
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          75,935      8.228654
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         422,625      4.118218
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         157,837      6.576328
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         498,186      6.322889
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         230,451      8.265856
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         242,722      5.437881
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         587,392      7.574275
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         234,561     10.320007
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         170,502     13.923857
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          97,058     14.122042




                                                                                   CONTRACT         TOTAL
                                                                                OWNERS' EQUITY     RETURN**
                                                                                --------------    ----------
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,755,138          -9.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,306,588          -2.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,264,399           7.27% 4/1/99
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,894,538           7.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             43,826,254          10.34%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,143,943          -1.37% 5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,817,537          -5.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,417,091           8.20%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                613,279           3.89% 4/1/99
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,582,892         -17.81%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,212,240         -11.16%
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,411,524         -11.98%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,702,851         -22.69%
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                950,355         -21.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,905,875         -19.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  6,750          37.76% 4/1/99
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,055,369         -12.45%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,283,989          -6.81%
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                326,846         -14.52%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 27,817         -17.26%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,557,177         -21.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                624,843         -17.71% 1/27/00
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,740,462         -37.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,037,988         -34.24% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,149,975         -23.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,904,875         -17.34% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,319,893         -28.21%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,449,069         -26.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,420,671            3.2% 4/1/99
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,374,045          -1.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,370,657          15.09%



                                                                                      CONTRACT                            UNIT
                                                                                    EXPENSE RATE*     UNITS            FAIR VALUE
                                                                                   ---------------    -----            ----------
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         205,053           9.022847
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         226,888           9.494719
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,268,447           9.119705
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         594,118           9.952512
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           4,374           8.250608
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          26,875           3.442527
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           6,321           6.591491
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          33,960           8.454886
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         141,948          10.424035
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          52,708          11.900760
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,008,673          11.914756
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         304,223          11.120055
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          59,316           9.890955
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         113,898           9.561159
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         148,185           9.935839
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          59,518           9.980828
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         246,281          11.171361
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         271,955          10.733031
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         232,330          10.168791
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%      14,433,921          11.355131
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       8,179,266          10.971228
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       4,669,469          10.357933
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          38,878          15.282975
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          29,192          17.157856
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         270,154          19.095903
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         222,101          14.901350
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         358,315          15.023475
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,331,219          16.119172
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         434,818          14.816849
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          43,765          10.289042
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             505          10.645991




                                                                                          CONTRACT           TOTAL
                                                                                      OWNERS' EQUITY        RETURN**
                                                                                      --------------        ----------
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,850,162        -12.24%
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,154,238          4.11%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,567,862         -8.37%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,912,967         -0.47% 4/1/99
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 36,088         -5.28%
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 92,518        -42.78%
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 41,665        -28.72%
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                287,128        -18.89%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,479,671        -12.41%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                627,265         19.01% 4/1/99
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,018,093          7.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,382,976         12.43%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                586,692         -1.09% 4/1/99
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,088,997         -3.77%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,472,342         -0.45%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                594,039         -0.19% 4/1/99
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,751,294          4.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,918,901          5.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,362,515          1.69% 4/1/99
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            163,899,064          3.50%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             89,736,592          5.92%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             48,366,047          3.58% 3/31/99
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                594,172        -10.93%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                500,872        -16.25%
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,158,835         28.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,309,605         11.09%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,383,136         -6.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,458,148          8.79%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,442,633         48.17% 4/1/99
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                450,300         -3.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,376          7.50%


                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                      CONTRACT                       UNIT
                                                                                   EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                   ---------------     -----      ----------
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         481,759      9.682440
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         499,194     13.906958
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         240,293     16.450708
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       9,361,607      9.026234
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          43,448     10.246333
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          10,063      3.863379
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         136,520     10.895640
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          57,098     11.073505
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         570,922     10.944879
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         391,150     14.538915
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          44,838     15.726546
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          14,582     10.243656
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,417,226     10.110661
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         827,728     14.724854
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             850     16.605768
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         997,036     11.517595
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         533,112     13.187632
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         235,861      8.428773
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         145,609      9.591764
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         200,772      9.595068
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         209,160     10.690852
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         282,804      9.495237
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         285,161      9.847803
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             147     14.803302
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           1,276     13.458822
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          83,050      6.132002
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          49,713      8.683462
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         255,847     14.222851
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          23,692     12.961511




                                                                                       CONTRACT          TOTAL
                                                                                    OWNERS' EQUITY     RETURN**
                                                                                    --------------     ----------
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,664,603         -30.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,942,270         -15.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,952,990          64.51% 4/1/99
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         84,500,055         -11.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            445,183          -2.22%
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             38,877         -39.09%
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,487,473          -1.61%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            632,275           1.03%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,248,672         -24.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,686,897          -7.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            705,147          57.27% 4/1/99
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            149,373          -2.92%
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,329,092         -31.34%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,188,174         -11.33%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,115          66.06% 4/1/99
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,483,457         -12.66%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,030,485          -0.33%
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,988,019         -12.12%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,396,647          -4.08% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,926,421         -10.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,236,099          -8.87%
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,685,291          -3.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,808,209           -1.3% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,176           9.99%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,173          11.28%
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            509,263         -29.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            431,681         -13.17% 5/1/00
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,638,874           9.73%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            307,084           4.28% 9/21/00



                                                                                        CONTRACT                          UNIT
                                                                                     EXPENSE RATE*       UNITS         FAIR VALUE
                                                                                     ---------------     -----         ----------
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%           53,871         10.275468
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%           16,342         10.475365
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%            5,578         11.674866

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,861,201         10.404509
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          763,555         11.398555
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          355,846         12.803106
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,918,932          9.326990
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,191,245         13.221985
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          204,837         15.960157
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            3,234          9.768200
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          428,754         12.241061
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          111,911         10.893612
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           23,107          9.257533
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              440          9.374321
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           25,001          8.471776
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          106,896         11.411760
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            4,981         14.762349
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              985          9.065227
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           39,874          7.767318
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           48,933         10.033586
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            3,445         13.593893
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          140,668         11.473418
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           10,994         11.918959
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           42,745         10.519954
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           16,145          9.941469
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           30,039          9.025727
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            8,448         12.608842
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          556,416          9.867078
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          136,511         12.795380
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           28,931         14.439525
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              397         11.144998




                                                                                      CONTRACT        TOTAL
                                                                                   OWNERS' EQUITY    RETURN**
                                                                                   --------------   ----------
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         553,550         -1.91%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         171,188        -41.92%
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          65,122        -10.53%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,364,883         -8.72%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,703,424        -10.97%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,555,934         17.55%
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,897,860        -29.46%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,750,624        -17.16%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,269,231         63.39%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          31,590         -2.32% 5/1/98
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,248,404         12.37%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,219,115         17.67%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         213,914         -1.25%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,125         -6.26% 5/1/98
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         211,803        -28.92%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,219,871        -19.26%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          73,531         62.85%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,929         -9.35% 5/1/98
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         309,714        -22.59%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         490,973        -26.19%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          46,831         52.82%
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,613,943          0.54%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         131,037          8.48%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         449,675          5.82%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         160,505         -0.59% 5/1/98
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         271,124        -28.42%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         106,519         -2.39%
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,490,200        -22.89%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,746,710        -11.39%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         417,750         29.56%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,425         11.45% 5/1/98


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                        CONTRACT                     UNIT
                                                                                     EXPENSE RATE*     UNITS      FAIR VALUE
                                                                                     ---------------   -----      ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%       10,538,036     10.471621
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        7,299,831     11.972080
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        3,707,136     13.249543
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          111,613     11.030001
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,760,221     10.939900
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,368,457     12.111451
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          843,808     12.239522
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%           10,106     11.025485
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,654,009     11.649181
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          607,272     10.828312
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%               18      9.842943
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,857,873     10.691577
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          351,542     11.310203
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          118,952     10.484615
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            5,995      9.906965
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        2,428,287     11.958538
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        2,131,137     14.593603
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          758,262     16.475102
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%              185     12.048634
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          638,130      6.555148
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          441,041      7.470194
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          230,895      9.691447
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%               77      9.003329
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,216,927      8.518959
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,216,616     10.864367
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          504,007     13.491426
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            3,076      9.508092
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,079,652     11.370566
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          671,658     13.026647
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          230,228     14.020034
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            2,712     11.338370
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          504,352      8.204875
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          397,095      9.628054
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          125,424     11.671298
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            1,228     11.247664




                                                                                   CONTRACT             TOTAL
                                                                                OWNERS' EQUITY        RETURN**
                                                                                --------------        ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               110,350,319        -12.53%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                87,394,161         -9.64%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                49,117,858         20.12%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,231,092          10.3% 5/1/98
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,256,642         -9.67%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                16,574,000         -1.05%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,327,807         11.01%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   111,424         10.25% 5/1/98
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,267,850          7.58%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,575,731         10.01%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       177         -1.57% 5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,863,592         -5.47%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,976,011          7.87%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,247,166          5.83%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    59,392         -0.93% 5/1/98
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                29,038,762        -18.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                31,100,967        -11.42%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,492,444         36.74%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     2,229         20.49% 5/1/98
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,183,037        -12.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,294,662        -22.92%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,237,707          7.64%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       693         -9.97% 5/1/98
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,366,951        -21.59%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13,217,763        -19.47%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,799,773         41.89%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    29,247         -4.92% 5/1/98
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,276,254        -12.71%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,749,452         -7.09%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,227,804         23.65%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    30,750         13.38% 5/1/98
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,138,145        -14.78%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,823,252        -17.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,463,861          3.77%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    13,812         12.48% 5/1/98



                                                                                   CONTRACT                          UNIT
                                                                                EXPENSE RATE*     UNITS            FAIR VALUE
                                                                                ---------------   -----            ----------
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,517,392           6.388873
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          535,891           8.205940
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          677,164           4.094407
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          343,351           6.558143
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        2,212,967           6.286392
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          383,403           8.243024
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          192,191           6.087822
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          178,360           8.505270
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           65,598          11.623180
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              847          11.191056
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          321,337          13.342471
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           38,007          13.573326
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          115,152           9.726929
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           29,855          11.117142
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              965          12.487973
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              211          10.581467
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          410,468           9.794650
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          224,564           9.436226
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           80,137          10.328712
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           13,423          10.049520
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%            2,423           8.219735
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           29,402           3.429593
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           10,028           6.566849
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,549,764           8.970354
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          942,496          11.093053
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          468,148          12.702408
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        6,811,337          12.419760
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        3,170,399          11.626380
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,312,872          10.372218
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          270,361          10.664112




                                                                                  CONTRACT            TOTAL
                                                                                OWNERS' EQUITY       RETURN**
                                                                                --------------       ----------
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,694,425        -22.14%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,397,489        -17.94% 1/27/00
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,772,585        -37.57%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,251,745        -34.42% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,911,578        -23.74%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,160,400        -17.57% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,170,025        -28.42%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,517,000        -26.82%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          762,457          3.86%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,479         11.91% 5/1/98
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,287,430         -1.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          515,881         14.75%
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,120,075        -12.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          331,902        -10.98%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,051         18.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,233          5.81% 5/1/98
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,020,390          3.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,119,037         -8.64%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          827,712          2.78%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,895           0.5% 5/1/98
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,916         -5.56%
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          100,837        -42.95%
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           65,852        -28.94%
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,901,932        -19.14%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,455,158        -12.67%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,946,607         22.43%
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       84,595,171          6.82%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36,860,264         12.09%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,617,395         -2.74%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,883,160          6.64% 5/1/98



                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                      CONTRACT                     UNIT
                                                                                   EXPENSE RATE*     UNITS      FAIR VALUE
                                                                                   ---------------   -----      ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         351,646      9.575644
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         117,858      9.980967
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          43,881     10.056111
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             349     10.009481
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,739,536     11.036224
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,055,243     10.635225
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         460,632     10.106222
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          15,549      9.991296
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%      16,843,508     11.743544
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       5,646,634     11.380873
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       3,786,796     10.776865
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         394,891     10.319833
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         162,269     15.161271
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          59,757     17.072794
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             118     20.447188
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         594,303     15.460620
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         152,675     12.101060
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           8,548     10.925665
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,522,194     13.093906
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         493,035     14.091380
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          72,698     12.991606
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             257      9.056852
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          37,680      9.059635
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           2,481      9.402302
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             791      8.772237
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         916,433     11.327538
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         647,094     16.319202
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         128,669     19.361969
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             477     10.521882
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         358,546      9.251754
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         212,989     10.534111
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          42,084     10.805244
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              70     10.144232
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           2,944      3.848878





                                                                                     CONTRACT             TOTAL
                                                                                  OWNERS' EQUITY        RETURN**
                                                                                  --------------        ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,367,237          -4.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,176,337          -0.75%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             441,272           0.47%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,493           0.09% 5/1/98
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,197,909           3.77%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,222,747           5.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,655,249           1.15%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             155,355          -0.09% 5/1/98
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         197,802,477           3.19%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          64,263,624           5.60%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,809,789           4.43%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,075,209            3.2% 4/30/98
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,460,204         -11.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,020,219         -16.50%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,413         104.47% 5/3/99
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,188,293          27.76%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,847,529          10.76%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,393          27.33%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,931,465          -7.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,947,544           8.47%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             944,464          43.45%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,328          -9.43% 5/1/98
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             341,367          -3.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,327           7.18%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,939          -3.46%
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,380,930         -30.59%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,560,058         -15.72%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,491,285          84.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,019           5.22% 5/1/98
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,317,179         -12.17%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,243,650          -2.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             454,728           6.52%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 710           1.44% 5/1/98
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,331         -39.27%




                                                                                       CONTRACT                          UNIT
                                                                                     EXPENSE RATE*      UNITS         FAIR VALUE
                                                                                     ---------------    -----         ----------
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          270,845         10.563782
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           86,066         10.768698
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           25,154         10.690765
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%              838          9.338993
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,272,440         11.978031
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          827,220         15.959556
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          315,266         17.314889
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%               70         11.296584
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          322,706          9.693032
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          241,651         10.015242
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           94,285          9.985118
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           26,750          9.337008
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        2,155,828         10.720152
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,068,591         15.659821
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          138,018         17.712996
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%            1,235          9.685930
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        2,694,063         13.013036
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          911,021         14.945030
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          188,390         15.039330
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%              767         10.659314
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          813,325          8.386697
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           43,440          9.572769
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          544,668          8.809927
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          327,513          9.845729
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           97,691         10.835877
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           18,485          8.938847
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,042,724          9.447854
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           72,473          9.828296
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           80,313         10.605749
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           28,939          9.671636
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           12,553          8.717559
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          127,633          6.101338
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%            8,201          8.666239
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          318,295         11.990690
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          111,390         10.960329
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           38,697          8.593033




                                                                                        CONTRACT          TOTAL
                                                                                      OWNERS' EQUITY     RETURN**
                                                                                      --------------     ----------
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,861,148         -1.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               926,819          0.73%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               268,916         14.47%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,826         -6.61% 5/1/98
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,241,326        -24.95%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,202,064         -7.83%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,458,796         53.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   791         12.97% 5/1/98
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,128,000         -3.22%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,420,193          0.03%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               941,447          6.94%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               249,765         -6.63% 5/1/98
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,110,804        -31.54%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,733,944        -11.59%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,444,712         82.87%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                11,962         -3.14% 5/1/98
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,057,939        -12.93%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,615,236         -0.63%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,833,259         41.09%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,176          6.59% 5/1/98
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,821,110        -12.39%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               415,841         -4.27% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,798,485        -10.52%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,224,604         -9.14%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,058,568         21.22%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               165,235        -10.61% 5/1/98
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,851,504         -4.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               712,286         -1.49% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               851,780          9.66%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               279,887         10.94%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               109,432         28.86%
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               778,732        -29.60%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                71,072        -13.34% 5/1/00
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,816,577          9.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,220,871          4.19%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               332,525         -3.76%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                   CONTRACT                       UNIT
                                                                                EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                ---------------     -----      ----------
Van Eck WIT - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          93,450      7.142729
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          41,537      7.303734
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          10,044     12.613718
Van Eck WIT - Worldwide Hard Assets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          13,391      8.161281
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%           3,041      9.149843
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%             252      8.246159

Contract Owners' Equity Total by Year
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .





                                                                                    CONTRACT                   TOTAL
                                                                                 OWNERS' EQUITY              RETURN**
                                                                                 --------------              ----------
Van Eck WIT - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             667,488               -2.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             303,375              -42.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             126,692               99.48%
Van Eck WIT - Worldwide Hard Assets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             109,288              -10.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,825               10.96%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,078               20.52%
                                                                                 ---------------
Contract Owners' Equity Total by Year
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 2,087,035,414
                                                                                 ===============
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,414,892,441
                                                                                 ===============
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   648,293,593
                                                                                 ===============
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   107,989,704
                                                                                 ===============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

o        The facing sheet.
o        Cross-reference to items required by Form N-8B-2.
o        The prospectus consisting of __ pages.
o        Representations and Undertakings.
o        Independent Auditors' Consent.
o        Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April 4, 2001.            Attached hereto.

2.   Resolution of the Depositor's Board of            Filed previously in connection with Securities and Exchange Commission
     Directors authorizing the establishment of        File No. 333-31725 and is hereby incorporated by reference.
     the Registrant, adopted

3.   Distribution Contracts                            Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-66572 (Post-Effective Amendment No. 1) and is hereby incorporated by reference.

4.   Form of Security                                  Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-53728 (Pre-Effective Amendment No. 1) and hereby incorporated by reference.

5.   Articles of Incorporation of Depositor            Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-27133 and is hereby incorporated by reference.

6.   Application form of Security                      Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-69160 and is hereby incorporated by reference.

7.   Opinion of Counsel                                Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-69160 and is hereby incorporated by reference.

8.   Code of Ethics Applicable to the Separate         Filed previously in connection with Securities and Exchange Commission
     Account                                           File No. 333-69160 and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                                                   INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account-4:


We consent to use of our reports for Nationwide VLI Separate Account-4 dated February 20, 2002 and for Nationwide Life Insurance Company and subsidiaries dated January 29, 2002 included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 333-69160). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.






KPMG LLP

Columbus, Ohio
October 25, 2002

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 22nd day of November, 2002.




                                                                          NATIONWIDE VLI SEPARATE ACCOUNT-4
                                                   -------------------------------------------------------------------------------
                                                                                     (Registrant)
(Seal)                                                                     NATIONWIDE LIFE INSURANCE COMPANY
                                                   -------------------------------------------------------------------------------
Attest:                                                                               (Depositor)

By:          /s/ GLENN W. SODEN                    By:                            /s/STEVEN SAVINI
----------------------------------------------     -------------------------------------------------------------------------------
                  Glenn W. Soden                                                        Steven Savini
                Assistant Secretary




Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of November, 2002.


               SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------
W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------
David O. Miller                                           Director

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                  /s/STEVEN SAVINI
----------------------------------------                                             -----------------------------------------------
Arden L. Shisler                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart
